SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Intermediate-Term Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.7%
Alabama — 2.1%
Alabama State, Federal Aid Highway Finance Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 09/01/2027 (A)	$2,000	$2,280
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	1,000	1,093
Birmingham, Airport Authority, RB, BAM
5.000%, 07/01/2023	225	233
5.000%, 07/01/2024	325	343
5.000%, 07/01/2028	1,075	1,215
Birmingham, Water Works Board of Revenue Authority, Sub-Ser B, RB
Pre-Refunded @ 100
5.000%, 01/01/2027 (A)	3,265	3,676
Black Belt, Energy Gas District, RB
4.000%, 06/01/2051 (B)	5,570	5,856
Jefferson County, Refunding Warrants, Ser A, GO
5.000%, 04/01/2025	2,500	2,701
Lower Alabama, Gas District, RB
4.000%, 12/01/2050 (B)	5,000	5,091
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	3,300	3,556
5.000%, 09/01/2031	3,140	3,420
5.000%, 09/01/2034	2,000	2,197
Southeast Alabama, Gas Supply District, Ser A, RB
4.000%, 04/01/2049 (B)	5,000	5,086
Troy University, Ser A, RB, BAM
5.000%, 11/01/2027	645	730
Tuscaloosa County, Industrial Development Authority, Ser A, RB
5.250%, 05/01/2044 (C)	2,010	2,035

		39,512

Alaska — 0.1%
Anchorage, Water Revenue, Ser B, RB
5.000%, 05/01/2031	1,500	1,679
Northern Alaska, Tobacco Securitization, Ser A, RB
4.000%, 06/01/2036	615	626

		2,305

Arizona — 3.1%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
5.000%, 12/01/2035	3,000	3,213

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Department of Transportation, State Highway Fund Revenue, RB
5.000%, 07/01/2026	$5,000	$5,296
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2023	1,490	1,518
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
6.000%, 07/01/2037 (C)	1,805	1,943
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (C)	3,560	4,060
Arizona State, Industrial Development Authority, RB
4.000%, 11/01/2036	4,570	4,593
Arizona State, Industrial Development Authority, Ser 2019-2, RB
3.625%, 05/20/2033	3,343	3,364
Chandler, Industrial Development Authority, Intel Corp. Project, AMT, RB
2.700%, 12/01/2037 (B)	4,000	4,029
Coconino County, Pollution Control, Nevada Power Company, Ser B, RB
1.650%, 03/01/2039 (B)	2,000	1,991
Glendale, Industrial Development Authority, Inspirata Pointe Project, RB
5.000%, 05/15/2041	1,000	1,020
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2031	2,250	2,423
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
5.750%, 01/01/2036 (C)	1,560	1,295
Maricopa County, Industrial Development Authority, Commercial Metals Company Project, AMT, RB
4.000%, 10/15/2047 (C)	305	279
Phoenix, Civic Improvement Authority, Junior Lien, RB
5.000%, 07/01/2033	3,930	4,322
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
5.000%, 07/01/2028	600	640
5.000%, 07/01/2029	250	266
5.000%, 07/01/2030	500	532
5.000%, 07/01/2032	1,095	1,165

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Phoenix, Civic Improvement Authority, Junior Lien, Ser B, AMT, RB
5.000%, 07/01/2030	$3,100	$3,442
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
5.000%, 07/01/2029	350	373
5.000%, 07/01/2032	115	121
5.000%, 07/01/2033	355	372
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
5.000%, 06/15/2047 (C)	870	871
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	1,330	1,409
5.250%, 12/01/2026	4,510	4,928
5.000%, 12/01/2032	2,500	2,791
5.000%, 12/01/2037	1,000	1,129
Tempe, Industrial Development Authority, Friendship Village Project, RB
4.000%, 12/01/2027	355	349
4.000%, 12/01/2028	365	355
4.000%, 12/01/2029	385	370
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
6.000%, 10/01/2037 (C)	1,200	1,202
5.500%, 10/01/2027 (C)	900	907
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
5.250%, 08/01/2033	1,000	1,038

		61,606

Arkansas — 0.5%
Arkansas State, University of Arkansas, Various Facility Fayetteville Project, RB
Pre-Refunded @ 100
5.000%, 11/01/2024 (A)	2,610	2,798
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	1,265	1,369
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	1,265	1,369
Fort Smith, Water & Sewer Revenue, RB
5.000%, 10/01/2035	1,500	1,662

		7,198

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California — 7.2%
Bay Area, Toll Authority, RB
0.980%, 04/01/2056 (B)	$1,115	$1,073
California County, Tobacco Securitization Agency, Ser A, RB
5.000%, 06/01/2025	200	211
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (B)	4,600	4,762
California State, Department of Water Resources, Ser AS, RB
Pre-Refunded @ 100
5.000%, 12/01/2024 (A)	1,910	2,054
California State, Enterprise Development Authority, M@College Project, Ser A, RB
5.000%, 08/01/2045	370	384
California State, GO
5.000%, 10/01/2024	2,000	2,140
5.000%, 03/01/2026	5,000	5,396
5.000%, 08/01/2026	6,380	7,050
5.000%, 09/01/2028	3,000	3,327
5.000%, 09/01/2029	1,500	1,660
5.000%, 09/01/2030	3,395	3,753
5.000%, 04/01/2035	850	963
5.000%, 09/01/2041	2,190	2,558
4.000%, 11/01/2041	360	370
California State, Health Facilities Financing Authority, Cedars-Sinai Health System, RB
4.000%, 08/15/2040	620	639
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser A1, RB
5.000%, 11/01/2027	5,225	5,959
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser A, RB
5.000%, 07/01/2026	5,000	5,177
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2028	2,000	2,248
California State, Housing Finance Agency, Certificates, Ser 2021-1, RB
3.500%, 11/20/2035	2,949	2,827
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
4.000%, 08/15/2037	1,055	1,057

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
4.000%, 05/15/2034	$1,170	$1,182
California State, Public Finance Authority, Enso Village Project, RB
2.375%, 11/15/2028 (C)	355	335
California State, Public Finance Authority, Hoag Memorial Hospital Presbyterian, RB
4.000%, 07/15/2036	370	380
California State, Public Works Board, Judicial Council Project, Ser A, RB
5.000%, 03/01/2026	1,000	1,023
California State, Public Works Board, Riverside Campus Project, Ser S, RB
5.000%, 04/01/2032	1,000	1,111
California State, Public Works Board, Various Capital Projects, Ser H, RB
5.000%, 12/01/2025	2,795	2,988
California State, Ser C, GO
5.000%, 09/01/2030	5,015	5,429
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023	310	317
California State, Various Purpose, GO
5.000%, 08/01/2028	2,500	2,768
5.000%, 08/01/2030	6,500	7,174
5.000%, 04/01/2032	1,970	2,381
5.000%, 04/01/2033	7,900	9,114
5.000%, 08/01/2035	3,000	3,297
Cathedral, Redevelopment Agency, Successor Agency, Sub-Ser, TA
4.000%, 08/01/2023	215	220
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
4.000%, 08/01/2033	750	789
Foothill-Eastern, Transportation Corridor Agency, Ser C, RB
5.000%, 01/15/2030	190	210
Golden State, Tobacco Securitization Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2023 (A)	915	946
5.000%, 06/01/2025 (A)	3,000	3,263
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026 (D)	1,450	1,615
5.000%, 06/01/2027 (D)	2,875	3,270

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Golden State, Tobacco Securitization Project, Ser A1, RB
Pre-Refunded @ 100
5.000%, 06/01/2028 (A)	$4,960	$5,756
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (E)	6,375	840
Inland Empire, Tobacco Securitization, Ser E, RB
0.000%, 06/01/2057 (C)(E)	77,400	4,743
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
5.000%, 05/15/2031	840	885
5.000%, 05/15/2032	2,785	2,863
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2028	1,500	1,666
4.000%, 05/15/2037	500	518
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/2032	2,500	2,611
Los Angeles, Department of Water & Power, Sub-Ser B-4-REMK, RB
0.370%, 07/01/2035 (B)	1,200	1,200
Northern California, Tobacco Securitization Authority, RB
4.000%, 06/01/2049	2,000	1,997
Riverside County, Transportation Commission, RB
4.000%, 06/01/2038	1,000	1,015
Sacramento, Airport System Revenue, Ser B, RB
5.000%, 07/01/2033	500	551
Sacramento, Airport System Revenue, Sub-Ser E, RB
5.000%, 07/01/2033	1,000	1,094
Sacramento, Water Revenue, RB
Pre-Refunded @ 100
5.000%, 09/01/2023 (A)	1,395	1,452
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2024	350	366
San Diego, Association of Governments, Mid-Coast Corridor Transit Project, RB
5.000%, 11/15/2025	3,000	3,203
San Joaquin Hills, Transportation Corridor Agency, RB
5.000%, 01/15/2033	815	907

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Joaquin Hills, Transportation Corridor Agency, Ser Senior Lien A, RB
Pre-Refunded @ 100
5.000%, 01/15/2025 (A)	$1,165	$1,253
Southern California, Water District, Ser A, RB
5.000%, 07/01/2028	5,000	5,406
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2030	1,750	1,928
5.000%, 09/01/2031	1,815	1,996
University of California, Regents Medical Center Pooled Revenue, RB
5.000%, 05/15/2034	725	850

		144,520

Colorado — 3.0%
Colorado State, Department of Transportation, COP
5.000%, 06/15/2030	350	383
5.000%, 06/15/2031	500	547
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2049 (B)	2,500	2,749
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
5.000%, 08/01/2034	1,500	1,592
5.000%, 08/01/2038	3,000	3,152
4.000%, 08/01/2037	1,500	1,502
4.000%, 08/01/2038	1,250	1,250
Colorado State, Health Facilities Authority, Covenant Living Communities Project, RB
4.000%, 12/01/2040	205	197
Colorado State, Health Facilities Authority, SCL Health System Project, Ser A, RB
5.000%, 01/01/2030	2,500	2,860
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (B)	6,425	7,065
Colorado State, Housing & Finance Authority, Ser K, RB, GNMA
3.875%, 05/01/2050	1,015	1,039
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2030	1,250	1,358
Denver City & County, Airport System Revenue Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,089

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.500%, 11/15/2027	$10,000	$10,412
5.000%, 12/01/2031	2,000	2,189
Denver City & County, Airport System Revenue Authority, Sub-Ser B, RB
5.250%, 11/15/2026	2,000	2,084
5.250%, 11/15/2032	1,010	1,049
Denver City & County, Board of Water Commissioners, Ser A, RB
5.000%, 12/15/2033	3,410	4,076
Denver City & County, Convention Center Expansion Project, Ser 2018-A, COP
5.000%, 06/01/2030	1,465	1,604
Denver City & County, Convention Center Expansion Project, Ser A, COP
5.000%, 06/01/2032	1,360	1,484
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2029	400	426
5.000%, 12/01/2031	855	902
5.000%, 12/01/2032	1,200	1,261
5.000%, 12/01/2034	1,000	1,045
5.000%, 12/01/2035	800	835
5.000%, 12/01/2036	600	625
Dominion, Water & Sanitation District, RB
5.250%, 12/01/2027	585	598
E-470, Public Highway Authority, Ser B, RB
0.873%, 09/01/2039 (B)	610	600
Park Creek, Metropolitan District, Ser A, RB, AGM
4.000%, 12/01/2032	1,000	1,070
Regional Transportation District, Eagle P3 Project, RB
5.000%, 01/15/2029	600	648
5.000%, 07/15/2031	1,200	1,303
5.000%, 07/15/2032	2,310	2,503
4.000%, 07/15/2033	1,000	992
4.000%, 07/15/2038	700	679
University of Colorado, Enterprise Project, RB
2.000%, 06/01/2051 (B)	270	264
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
5.000%, 12/15/2026	220	241

		61,673

Connecticut — 1.9%
Connecticut State, Health & Educational Facilities Authority, Covenant Home Project, Ser B, RB
5.000%, 12/01/2036	1,230	1,295

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University Project, RB
5.000%, 07/01/2029	$840	$950
5.000%, 07/01/2030	230	263
5.000%, 07/01/2034	900	973
5.000%, 07/01/2036	700	752
Connecticut State, Health & Educational Facilities Authority, University of Hartford Project, RB
5.000%, 07/01/2026	255	268
Connecticut State, Health & Educational Facilities Authority, Univesrity of Hartford Project, RB
5.000%, 07/01/2025	390	407
Connecticut State, Health & Educational Facilities Authority, Yale University, RB
1.100%, 07/01/2049 (B)	1,420	1,345
Connecticut State, Ser A, GO
5.000%, 10/15/2025	4,500	4,687
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	2,716
Connecticut State, Ser E, GO
5.000%, 09/15/2029	5,000	5,697
Connecticut State, Special Tax Obligation, Transportation Infrastructure, RB
5.000%, 05/01/2031	1,000	1,161
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser A, RB
5.000%, 08/01/2028	1,950	2,102
5.000%, 09/01/2034	2,500	2,624
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser B, RB
5.000%, 10/01/2030	2,000	2,270
Connecticut State, Special Tax Revenue State, Ser A, RB
4.000%, 05/01/2036	1,300	1,348
University of Connecticut, Ser A, RB
5.000%, 05/01/2037	5,500	6,367
5.000%, 05/01/2038	4,740	5,467

		40,692

District of Columbia — 0.9%
District of Columbia, Ser D, GO
5.000%, 06/01/2033	2,500	2,780
Metropolitan Washington, Airports Authority, AMT, RB
5.000%, 10/01/2028	2,000	2,197
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2027	7,205	7,780

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan Washington, Airports Authority, Sub-Ser, RB
4.000%, 10/01/2035	$1,000	$1,006
4.000%, 10/01/2038	1,000	996
Washington Metropolitan, Transit Authority, Ser A, RB
4.000%, 07/15/2039	3,000	3,155

		17,914

Florida — 6.7%
Alachua County, Celebration Pointe, Community Development District No. 1, SAB
4.750%, 05/01/2024	135	138
Alachua County, Health Facilities Authority, RB
5.000%, 12/01/2030	1,500	1,676
5.000%, 12/01/2037 (B)	4,000	4,366
Broward County, Airport System Revenue, AMT, RB
5.000%, 10/01/2034	1,300	1,397
5.000%, 10/01/2035	2,000	2,148
Broward County, Airport System Revenue, GO
5.000%, 07/01/2027	2,885	3,265
Broward County, Airport System Revenue, Ser B, AMT, RB
5.000%, 10/01/2029	1,000	1,120
Broward County, Port Facilities Revenue, Ser C, RB
5.000%, 09/01/2028	1,000	1,150
Broward County, Shool District, Ser A, COP
5.000%, 07/01/2028	5,000	5,683
Capital Projects Finance Authority, Florida University Project, Ser A-1, RB
5.000%, 10/01/2027	365	388
Central Florida, Expressway Authority, RB
5.000%, 07/01/2029	1,250	1,386
Central Florida, Expressway Authority, RB, AGM
5.000%, 07/01/2027	2,900	3,266
4.000%, 07/01/2034	770	819
Central Florida, Expressway Authority, Ser D, RB, AGM
5.000%, 07/01/2035	1,500	1,738
Escambia County, Health Facilities Authority, RB
4.000%, 08/15/2045	2,540	2,452
Florida State, Capital Trust Agency, University Bridge, Student Housing Project, RB
5.250%, 12/01/2043 (C)	3,000	3,030

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida State, Citizens Property Insurance, Coastal Account, Ser A, RB
5.000%, 06/01/2025	$15,000	$16,036
Florida State, Department of Transportation, Right of Way Project, GO
4.000%, 07/01/2033	5,000	5,373
Florida State, Development Finance, Brightline Passenger Rail Project, AMT, RB
7.375%, 01/01/2049 (C)	2,825	2,853
6.750%, 12/01/2056 (B)(C)	1,520	1,511
Florida State, Development Finance, Nova Southern University Project, RB
5.000%, 04/01/2026	285	308
5.000%, 04/01/2027	325	357
Florida State, Development Finance, Surface Transportation Facility, Virgin Trains USA Passenger Rail Project, AMT, RB
6.500%, 01/01/2049 (B)(C)	1,000	965
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
5.000%, 03/01/2037	1,295	1,369
Florida State, Municipal Power Agency, All Requirements Power Project, RB
5.000%, 10/01/2028	1,000	1,087
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	1,480	1,573
Florida State, Sunshine Skyway Bridge, Ser A, RB
4.000%, 07/01/2033	2,930	3,107
Florida State, Village Community Development District No. 13, SAB
1.800%, 05/01/2026	545	503
Greater Orlando, Aviation Authority, Ser A, AMT, RB
5.000%, 10/01/2030	1,500	1,678
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
5.000%, 09/01/2031	3,695	3,993
Jacksonville, Special Revenue Authority, RB
5.000%, 10/01/2027	4,265	4,549
JEA Electric System Revenue, Ser Three, RB
5.000%, 10/01/2035	3,000	3,425
JEA Electric System Revenue, Sub-Ser A, RB
Pre-Refunded @ –
5.000%, 0 (A)	970	1,012

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
JEA Water & Sewer System Revenue, Ser A, RB
5.000%, 10/01/2035	$1,000	$1,158
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	2,425	2,654
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/2023	1,800	1,874
Miami Beach, Redevelopment Agency, TA
5.000%, 02/01/2030	2,500	2,617
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2033	2,000	2,083
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
5.000%, 04/01/2030	430	453
5.000%, 04/01/2031	910	955
Miami-Dade County, School Board Foundation, Ser B, COP
5.000%, 05/01/2026	6,985	7,509
Miami-Dade County, Water & Sewer System Revenue, RB
4.000%, 10/01/2034	1,750	1,856
Orange County, Convention Center, RB
5.000%, 10/01/2024	310	330
5.000%, 10/01/2026	755	820
Orange County, Tourist Development Tax Revenue, Ser B, RB
5.000%, 10/01/2032	3,270	3,561
Orlando, Utilities Commission, Ser ES, RB
5.000%, 10/01/2036	3,500	3,909
Osceola County, Transportation Revenue, Ser A-2, RB
0.000%, 10/01/2025 (E)	125	112
0.000%, 10/01/2026 (E)	275	238
0.000%, 10/01/2027 (E)	360	298
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
5.000%, 11/15/2032	5,850	6,249
Palm Beach County, Health Facilities Authority, Toby & Leon Cooperman, RB
2.625%, 06/01/2025	1,075	1,044
Pompano Beach, RB
1.450%, 01/01/2027	450	407
Port Saint Lucie, Utility System Revenue, RB
5.000%, 09/01/2029	1,500	1,667
Saint Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	305	245

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
5.250%, 11/15/2039	$3,660	$3,418
3.750%, 11/15/2025	835	793
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
5.000%, 08/15/2031	3,000	3,255
Tampa, Cigarette Tax Allocation, Ser A, RB
0.000%, 09/01/2036 (E)	305	178
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
5.000%, 10/15/2026	755	824
4.000%, 10/15/2035	270	275
Wildwood, Utility Dependent District, South Sumter Utility Project, RB, BAM
5.000%, 10/01/2035	550	639

		133,142

Georgia — 2.4%
Appling County, Development Authority, Oglethorpe Power Corp. Hatch Project, RB
1.500%, 01/01/2038 (B)	300	292
Atlanta, Water & Wastewater Revenue Authority, RB
Pre-Refunded @ 100
5.000%, 05/01/2025 (A)	5,010	5,433
Burke County, Development Authority, Georgia Power Company Plant Vogtle Project, RB
1.550%, 12/01/2049 (B)	2,750	2,746
Burke County, Development Authority, Oglethorpe Power Corp Project, RB
1.500%, 01/01/2040 (B)	785	765
Clarke County, Hospital Authority, Piedmont Healthcare, RB
5.000%, 07/01/2024	1,075	1,135
Fulton County, Development Authority, RB
5.000%, 04/01/2033	1,000	1,079
Gainesville & Hall County, Hospital Authority, RB
3.000%, 02/15/2051	1,200	951
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
4.000%, 01/01/2054	1,500	1,359
Georgia State, Main Street Natural Gas, RB
4.000%, 08/01/2048 (B)	4,000	4,085

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Main Street Natural Gas, Ser A, RB
4.000%, 12/01/2023	$375	$382
4.000%, 07/01/2052 (B)	1,205	1,252
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,149
Georgia State, Main Street Natural Gas, Ser B, RB
1.461%, 04/01/2048 (B)	1,865	1,854
Georgia State, Main Street Natural Gas, Ser C, RB
4.000%, 03/01/2050 (B)	6,640	6,780
Georgia State, Municipal Electric Authority, Combined Cycle Project, RB
5.000%, 11/01/2027	710	794
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB
5.000%, 01/01/2032	1,025	1,129
5.000%, 01/01/2035	1,500	1,643
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB, AGM
4.000%, 01/01/2038	585	601
4.000%, 01/01/2041	650	665
4.000%, 01/01/2046	500	505
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
5.000%, 01/01/2028	4,140	4,489
Georgia State, Municipal Electric Authority, Sub-Ser A, RB
5.000%, 01/01/2024	555	579
Georgia State, Ser A1, GO
5.000%, 02/01/2024	5,000	5,265
Henry County, Hospital Authority, Piedmont Fayette Hospital Project, RB
5.000%, 07/01/2026	1,650	1,741
5.000%, 07/01/2027	1,390	1,464
Monroe County, Development Authority, Georgie Power Company Project, Plant Scherer, RB
1.000%, 07/01/2049 (B)	730	650

		49,787

Guam — 0.2%
Guam, Power Authority, Ser A, RB
5.000%, 10/01/2032	2,000	2,191
5.000%, 10/01/2033	2,205	2,400

		4,591

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Hawaii — 0.5%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
5.000%, 07/01/2032	$3,000	$3,265
Hawaii State, Ser FW, GO
4.000%, 01/01/2034	2,000	2,145
4.000%, 01/01/2037	4,500	4,778

		10,188

Idaho — 0.1%
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023	430	441
Idaho State, Health Facilities Authority, St. Luke's Health System Project, RB
5.000%, 03/01/2030	500	572
5.000%, 03/01/2031	320	369
5.000%, 03/01/2032	500	581
4.000%, 03/01/2033	575	592
Idaho State, Housing & Finance Association, Anser of Idaho Inc Project, Ser OF, RB
3.000%, 05/01/2041	1,500	1,266
Idaho State, Housing & Finance Association, Garvee, Ser A, RB
5.000%, 07/15/2029	835	968

		4,789

Illinois — 10.1%
Champaign County, Community Unit School District No. 4 Champaign, Ser A, GO
0.000%, 01/01/2025 (E)	325	303
Chicago, Airport Authority, O'Hare International Airport, RB
5.500%, 01/01/2027	2,000	2,033
Chicago, Airport Authority, O'Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2029	5,000	5,253
5.000%, 01/01/2036	1,290	1,373
5.000%, 07/01/2038	1,500	1,590
Chicago, Airport Authority, O'Hare International Airport, Ser B, RB
5.000%, 01/01/2030	4,000	4,222
5.000%, 01/01/2032	5,840	6,163
5.000%, 01/01/2035	3,500	3,716
Chicago, Airport Authority, O'Hare International Airport, Ser C, RB
5.000%, 01/01/2031	2,450	2,612
Chicago, Airport Authority, O'Hare International Airport, Ser E, RB
5.000%, 01/01/2032	510	572

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Board of Education, RB
5.000%, 04/01/2033	$500	$517
5.000%, 04/01/2034	620	640
5.000%, 04/01/2036	445	458
5.000%, 04/01/2037	725	746
Chicago, Board of Education, Ser A, GO
5.000%, 12/01/2032	1,435	1,532
4.000%, 12/01/2047	530	496
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	691
5.000%, 12/01/2028	100	107
Chicago, Board of Education, Ser D, GO
5.000%, 12/01/2031	2,840	2,980
5.000%, 12/01/2046	640	663
Chicago, Midway International Airport, Ser A, AMT, RB
5.000%, 01/01/2028	2,970	3,064
Chicago, Motor Fuel Tax Revenue, RB
5.000%, 01/01/2024 (D)	1,000	1,049
Chicago, Ser A, GO
5.500%, 01/01/2035	3,020	3,282
5.250%, 01/01/2029	1,210	1,239
5.000%, 01/01/2023	355	360
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,187
Chicago, Transit Authority, RB
5.000%, 12/01/2046	1,500	1,582
Chicago, Transit Authority, Ser A, RB
5.000%, 12/01/2045	550	596
4.000%, 12/01/2055	2,000	1,994
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	1,958
5.000%, 11/01/2027	2,360	2,575
Chicago, Waterworks Revenue, Second Lien Project, RB
5.000%, 11/01/2029	1,000	1,037
5.000%, 11/01/2034	1,500	1,545
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
5.000%, 11/01/2035	5,000	5,465
Cook County, Ser A, GO
5.000%, 11/15/2033	450	506
Cook County, Ser B, GO
4.000%, 11/15/2026	730	771
Cook County, Tax Revenue Authority, RB
5.000%, 11/15/2035	4,000	4,490
Cook County, Tax Revenue Authority, Ser A, RB
5.000%, 11/15/2031	560	649

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Development Authority, Memorial Group Project, RB
Pre-Refunded @ 100
7.125%, 11/01/2023 (A)	$3,310	$3,553
Illinois State, Finance Authority, Chicago International Charter School Project, RB
5.000%, 12/01/2037	1,500	1,574
Illinois State, Finance Authority, Health Care System Project, RB
5.000%, 05/15/2050 (B)	605	634
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
5.000%, 11/15/2029	1,885	2,001
Illinois State, Finance Authority, Illinois Institute of Technology, RB
5.000%, 09/01/2022	175	176
Illinois State, Finance Authority, Northshore - Edward-Elmhurst Health Credit Group, Ser A-NORTHSHORE, RB
5.000%, 08/15/2051	3,265	3,645
Illinois State, Finance Authority, Northwestern University, RB
5.000%, 12/01/2026	2,500	2,732
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
5.000%, 02/15/2036	3,860	4,155
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB
5.500%, 07/01/2028	1,000	1,038
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
5.000%, 11/15/2033	1,050	1,094
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
5.000%, 11/15/2034	2,000	2,080
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
5.000%, 02/15/2026	500	518
5.000%, 02/15/2028	260	270
5.000%, 02/15/2030	390	401
5.000%, 02/15/2032	265	271
Illinois State, GO
5.500%, 05/01/2030	3,750	4,246
5.375%, 05/01/2023	165	170
5.250%, 02/01/2030	3,350	3,448
5.250%, 02/01/2032	935	958
5.250%, 02/01/2033	735	750
5.000%, 03/01/2036	1,215	1,217
5.000%, 11/01/2036	2,970	3,065

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Municipal Electric Agency, Ser A, RB
5.000%, 02/01/2032	$5,000	$5,390
Illinois State, Rebuild Illinois Program, Ser B, GO
4.000%, 11/01/2035	2,800	2,720
Illinois State, Regional Transportation Authority, RB, AGM
6.000%, 06/01/2025	3,000	3,214
Illinois State, Regional Transportation Authority, RB, NATL
6.500%, 07/01/2030	1,500	1,766
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	1,000	1,165
5.500%, 07/01/2023	2,095	2,182
Illinois State, Ser A, GO
5.500%, 03/01/2042	670	735
5.000%, 03/01/2029	895	982
5.000%, 03/01/2030	2,000	2,195
5.000%, 12/01/2034	780	812
Illinois State, Ser A, RB, BAM
5.000%, 06/15/2028	4,600	5,153
Illinois State, Ser B, GO
5.000%, 03/01/2031	2,000	2,189
5.000%, 10/01/2031	810	877
4.000%, 10/01/2035	4,020	3,906
Illinois State, Ser C, GO
4.000%, 10/01/2037	215	208
Illinois State, Ser D, GO
5.000%, 11/01/2023	1,000	1,038
5.000%, 11/01/2025	1,585	1,699
5.000%, 11/01/2028	1,000	1,086
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	1,500	1,721
Illinois State, Toll Highway Authority, RB
5.000%, 01/01/2029	1,315	1,509
Illinois State, Toll Highway Authority, Ser A, RB
5.000%, 01/01/2031	3,035	3,079
5.000%, 12/01/2032	2,000	2,128
Illinois State, Toll Highway Authority, Ser B, RB
5.000%, 01/01/2032	1,250	1,287
Kane County, School District No. 131 Aurora East Side, Ser B, GO, AGM
5.000%, 12/01/2026	815	902
Kendall Kane & Will Counties, School District No. 308, Ser A, GO, AGM
5.000%, 02/01/2025	235	252
5.000%, 02/01/2027	1,055	1,173

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2023	$2,250	$2,358
5.000%, 12/01/2031	3,275	3,646
Metropolitan Chicago, Water Reclamation District, Ser C, GO
5.000%, 12/01/2024	640	681
Metropolitan Chicago, Water Reclamation District, Ser D, GO
5.000%, 12/01/2031	1,500	1,758
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
5.000%, 12/15/2031	250	268
5.000%, 12/15/2032	255	273
5.000%, 12/15/2033	300	320
5.000%, 12/15/2034	400	427
4.000%, 12/15/2042	895	872
4.000%, 12/15/2047	6,280	5,975
4.000%, 06/15/2052	2,220	2,080
Railsplitter, Tobacco Settlement Authority, RB
5.000%, 06/01/2027	6,100	6,580
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2026	360	388
5.000%, 01/01/2027	2,000	2,190
5.000%, 01/01/2028	380	421
5.000%, 01/01/2033	3,000	3,470
5.000%, 01/01/2034	3,760	4,106
5.000%, 01/01/2036	3,750	4,174
5.000%, 01/01/2037	1,000	1,088
Sales Tax Securitization, Ser A, RB, BAM
5.000%, 01/01/2037	200	224
University of Illinois, Ser A, RB
5.000%, 04/01/2028	5,245	5,403

		204,082

Indiana — 1.5%
Indiana State, Finance Authority, Indianapolis Power & Light Company Project, Ser S, RB
3.125%, 12/01/2024	1,930	1,958
Indiana State, Finance Authority, Stadium Project, Ser A, RB
5.250%, 02/01/2035	2,000	2,171
Indiana State, Finance Authority, University Health Project, Ser A, RB
5.000%, 12/01/2024	2,000	2,136

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indiana State, Finance Authority, Wastewater Utility Revenue, CWA Authority Project, Ser S, RB
5.000%, 10/01/2032	$5,025	$5,927
4.000%, 10/01/2035	2,725	2,882
4.000%, 10/01/2036	1,485	1,568
Indiana State, Housing & Community Development Authority, Ser A, RB, GNMA/FNMA/FHLMC
3.000%, 07/01/2051	335	332
3.000%, 07/01/2052	790	776
Indiana State, Housing & Community Development Authority, Ser B-1, RB, GNMA
3.250%, 07/01/2049	465	467
Indiana State, Municipal Power Agency, Ser A, RB
5.000%, 01/01/2032	3,250	3,562
Richmond, Hospital Authority, Reid Hospital Project, RB
5.000%, 01/01/2035	3,400	3,515
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (B)	5,000	5,243

		30,537

Iowa — 0.3%
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
5.000%, 12/01/2050	2,515	2,658
Iowa State, Student Loan Liquidity, Ser B, AMT, RB
5.000%, 12/01/2022	190	193
Iowa State, Tobacco Settlement Authority, Ser A-2, RB
4.000%, 06/01/2035	1,075	1,104
Iowa State, Tobacco Settlement Authority, Sub-Ser B-1, RB
4.000%, 06/01/2049	650	645
PEFA, Gas Project Revenue, RB
5.000%, 09/01/2049 (B)	1,000	1,074

		5,674

Kansas — 0.3%
Kansas State, Department of Transportation, RB
5.000%, 09/01/2033	3,500	3,782
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB
5.000%, 11/15/2029	2,000	2,005

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
5.000%, 09/01/2027 (F)	$870	$828

		6,615

Kentucky — 1.8%
Kentucky State, Public Energy Authority, Ser A, RB
4.000%, 04/01/2048 (B)	15,280	15,551
4.000%, 12/01/2050 (B)	1,775	1,830
Kentucky State, Public Energy Authority, Ser B, RB
4.000%, 01/01/2049 (B)	15,725	16,105
Louisville & Jefferson County, Metropolitan Government & Health System, RB
5.000%, 10/01/2047 (B)	1,175	1,298

		34,784

Louisiana — 1.2%
East Baton Rouge, Sewerage Commission, Ser B, RB
Pre-Refunded @ 100
5.000%, 02/01/2025 (A)	1,000	1,078
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
1.046%, 05/01/2043 (B)	395	387
Louisiana State, Highway Improvement, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/15/2024 (A)	1,500	1,593
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2030	3,000	3,251
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
5.000%, 01/01/2031	1,260	1,390
5.000%, 10/01/2036	1,550	1,706
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
5.000%, 01/01/2028	3,000	3,158
5.000%, 01/01/2032	2,100	2,188
5.000%, 01/01/2033	2,100	2,189
New Orleans, Ernest N Morial Exhibition Hall Authority, Special Tax
5.000%, 07/15/2026	1,000	1,004
5.000%, 07/15/2027	1,750	1,758
New Orleans, Regional Transit Authority, Ser A, RB, AGM
5.000%, 01/01/2027	515	575

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
St. John the Baptist Parish, Marathon Oil Project, RB
2.200%, 06/01/2037 (B)	$1,000	$946
2.100%, 06/01/2037 (B)	2,750	2,682
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (B)	590	562

		24,467

Maine — 0.0%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB, AGM
4.000%, 07/01/2035	195	201
4.000%, 07/01/2037	265	273

		474

Maryland — 1.4%
Maryland State, Community Development Administration, Ser C, RB
3.500%, 03/01/2050	475	481
Maryland State, Department of Transportation, RB
4.000%, 10/01/2032	1,500	1,600
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
5.500%, 01/01/2036	2,000	2,161
Maryland State, Health & Higher Educational Facilities Authority, Lifebridge Health, RB
4.000%, 07/01/2035	1,000	1,020
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
5.000%, 07/01/2032	5,000	5,360
Maryland State, Ser A, GO
5.000%, 03/15/2025	5,000	5,410
Maryland State, Transportation Authority, Baltimore/Washington International Airport, AMT, RB
5.000%, 06/01/2027	4,850	5,297
Montgomery County, Ser A, GO
Pre-Refunded @ 100
5.000%, 11/01/2024 (A)	1,625	1,742
Prince George's County, Collington Episcopal Life Project, RB
5.000%, 04/01/2030	2,880	2,818

		25,889

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts — 2.7%
Massachusetts State, Clean Water Trust, Ser 23B, RB
5.000%, 02/01/2024	$1,000	$1,055
Massachusetts State, Development Finance Agency, Boston University, Ser U-6E-R, RB
0.400%, 10/01/2042 (B)(G)	2,300	2,300
Massachusetts State, Development Finance Agency, Caregroup Project, Ser H-1, RB
5.000%, 07/01/2025	1,500	1,609
Massachusetts State, Development Finance Agency, Milford Regional Medical Center Project, Ser S, RB
5.000%, 07/15/2025 (C)	120	127
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
1.280%, 07/01/2049 (B)(C)	550	546
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
5.000%, 10/01/2027	2,965	3,071
Massachusetts State, Development Finance Agency, Ser A, RB
5.000%, 07/01/2034	1,325	1,441
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2035	150	160
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2026	2,225	2,310
Massachusetts State, Development Finance Agency, Wellforce Project, Ser C, RB, AGM
5.000%, 10/01/2022	300	304
5.000%, 10/01/2023	300	312
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2025	1,000	1,054
5.000%, 07/01/2030	1,125	1,259
5.000%, 07/01/2031	1,500	1,691
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 07/01/2025	2,500	2,662
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2027	915	998
5.000%, 07/01/2028	1,750	1,926

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Federal Highway Grant, Accelerated Bridge Project, Ser S, RB
5.000%, 06/15/2026	$2,500	$2,709
Massachusetts State, Housing Finance Agency, Ser 221, RB
3.000%, 12/01/2050	360	357
Massachusetts State, Port Authority, Bosfuel Project, Ser A, AMT, RB
5.000%, 07/01/2030	1,330	1,477
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2029	1,855	2,011
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2031	1,250	1,336
Massachusetts State, School Building Authority, Ser C, RB
5.000%, 08/15/2029	1,370	1,484
Massachusetts State, Ser A, GO
5.000%, 01/01/2035	5,500	6,267
Massachusetts State, Ser D, GO
4.000%, 05/01/2034	6,500	6,937
Massachusetts State, Transportation Fund Revenue, Rail Enhancement & Accelerated Program, RB
5.000%, 06/01/2037	1,050	1,100
Massachusetts State, Transportation Trust Fund, Metropolitan Highway System Revenue, Ser A, RB
5.000%, 01/01/2034	3,000	3,387
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/2023	2,265	2,354

		52,244

Michigan — 1.6%
Great Lakes, Water Authority, Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	3,976
Great Lakes, Water Authority, Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	5,353
Imlay, Community Schools, Ser I, GO, Q-SBLF
5.000%, 05/01/2029	420	490
Michigan State, Finance Authority, Beaumont-Spectrum Consolidation, RB
5.000%, 04/15/2033	3,610	4,154
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2030	1,000	1,050

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Government Loan Program, RB
5.000%, 07/01/2034	$2,565	$2,711
Michigan State, Finance Authority, Hospital Sparrow Project, RB
5.000%, 11/15/2033	2,755	2,871
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
5.000%, 12/01/2034	2,000	2,158
Michigan State, Finance Authority, McLaren Health Care, RB
0.750%, 10/15/2025	235	223
0.400%, 10/15/2023	650	632
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser Senior CR, RB
5.000%, 11/15/2047	345	374
Michigan State, Housing Development Authority, Ser B, RB
3.750%, 06/01/2050	235	240
Michigan State, Strategic Fund, I-75 Improvement Project, AMT, RB
5.000%, 12/31/2031	3,500	3,650
Utica, Community Schools, GO, Q-SBLF
5.000%, 05/01/2025	2,500	2,684
Wayne County, Airport Authority, Ser D, RB
5.000%, 12/01/2030	1,300	1,394
5.000%, 12/01/2031	1,800	1,927

		33,887

Minnesota — 0.5%
Apple Valley, Senior Living Project, RB
5.500%, 01/01/2029	1,320	1,304
5.500%, 01/01/2031	1,085	1,054
5.250%, 01/01/2037	475	357
Duluth, Independent School District No. 709, Ser A, COP
5.000%, 02/01/2025	500	536
Minneapolis & St. Paul, Housing & Redevelopment Authority, Allina Health Systems Project, Ser B-1, RB
0.390%, 11/15/2035 (B)(G)	800	800
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
5.000%, 01/01/2029	300	327
5.000%, 01/01/2031	300	325
Minnesota State, Higher Education Facilities Authority, St. Olaf College, RB
3.000%, 10/01/2038	250	229
3.000%, 10/01/2041	1,000	897

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA/FNMA/FHLMC
3.000%, 07/01/2052	$460	$454
Minnesota State, Housing Finance Agency, Ser I, RB
3.000%, 01/01/2051	1,440	1,429
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2022	200	202
5.000%, 10/01/2025	350	375
5.000%, 10/01/2027	600	642
Minnesota State, Various Purpose, Ser A, GO
5.000%, 09/01/2024	1,300	1,392
St. Cloud, Centracare Health System, Ser A, RB
5.000%, 05/01/2030	1,115	1,188
5.000%, 05/01/2031	695	738

		12,249

Mississippi — 0.3%
Mississippi State, Business Finance Commission, Chevron USA Project, Ser C, RB
0.430%, 12/01/2030 (B)	2,375	2,375
Mississippi State, Home Corporation, Ser A, RB, GNMA/FNMA/FHLMC
3.000%, 12/01/2050	115	114
Mississippi State, Ser A, RB
5.000%, 10/15/2022	400	405
5.000%, 10/15/2023	285	296
5.000%, 10/15/2029	300	339
5.000%, 10/15/2030	850	957
Mississippi State, Ser E, RB
5.000%, 10/15/2029	1,000	1,072
West Rankin, Utility Authority, RB, AGM
Pre-Refunded @ 100
5.000%, 01/01/2025 (A)	1,100	1,184

		6,742

Missouri — 1.4%
Bi-State, Development Agency of the Missouri-Illinois Metropolitan District, RB
4.000%, 10/01/2036	995	1,042
Kansas City, Sanitary Sewer System Revenue, Sub-Ser A, RB
5.000%, 01/01/2032	1,000	1,128
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
5.000%, 11/15/2034	3,000	3,189

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2028	$1,000	$1,076
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
5.000%, 06/01/2032	720	839
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2024 (A)	3,425	3,626
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
3.875%, 05/01/2050	945	968
3.250%, 05/01/2051	1,375	1,372
3.250%, 11/01/2052	805	804
Missouri State, Housing Development Commission, Ser A, RB, GNMA/FNMA/FHLMC
3.500%, 11/01/2050	635	643
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB
5.000%, 01/01/2029	2,000	2,126
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
5.000%, 01/01/2027	1,850	1,933
5.000%, 01/01/2028	1,400	1,461
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB
5.000%, 12/01/2026	5,135	5,542
St Louis, Airport Revenue, St. Louis Lambert International Airport, AMT, RB
5.000%, 07/01/2032	595	653
5.000%, 07/01/2033	625	684

		27,086

Montana — 0.1%
Kalispell, Housing & Healthcare Facilities, Immanuel Lutheran Project, Ser A, RB
5.250%, 05/15/2029	1,130	1,171

Nebraska — 1.4%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2031	3,700	4,100
5.000%, 09/01/2034	1,000	1,120
5.000%, 09/01/2035	2,840	3,190
5.000%, 09/01/2036	3,140	3,535
5.000%, 09/01/2042	730	830

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nebraska State, Investment Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
3.000%, 03/01/2052	$1,135	$1,117
Nebraska State, Investment Finance Authority, Ser C, RB, GNMA/FNMA/FHLMC
3.000%, 09/01/2050	2,450	2,427
Nebraska State, Public Power District, Ser A, RB
5.000%, 01/01/2033	1,000	1,115
Nebraska State, Public Power District, Ser C, RB
5.000%, 01/01/2024	775	814
Nebraska State, Public Power Generation Agency, Whelan Energy Center, RB
5.000%, 01/01/2030	5,500	5,871
Omaha, Public Power District, Ser A, RB
5.000%, 02/01/2027	1,500	1,643
Washington County, Waste Water Authority, AMT, RB
0.900%, 09/01/2030 (B)	700	662

		26,424

Nevada — 0.9%
Clark County, Airport Authority, Las Vegas McCarran International Project, RB
5.000%, 07/01/2027	1,545	1,731
Clark County, School District, Ser A, GO, AGM
5.000%, 06/15/2026	1,000	1,110
Clark County, School District, Ser B, GO, AGM
5.000%, 06/15/2029	1,000	1,151
Clark County, School District, Ser C, GO
5.000%, 06/15/2026	1,805	2,004
Clark County, Ser B, GO
5.000%, 11/01/2029	5,000	5,554
Las Vegas, Convention & Visitors Authority, Ser B, RB
5.000%, 07/01/2022	200	201
5.000%, 07/01/2024	200	211
Las Vegas, Convention & Visitors Authority, Ser C, RB
5.000%, 07/01/2030	525	552
Las Vegas, Valley Water District, Ser C, GO
5.000%, 06/01/2031	3,585	4,254
Las Vegas, Valley Water District, Ser D, GO
5.000%, 06/01/2028	500	573
Reno, Sales Tax Revenue, First Lien, RB
5.000%, 06/01/2037	590	639
Reno, Sales Tax Revenue, Second Lien, RB, AGM
5.000%, 06/01/2033	400	441

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Sparks, Sales Tax Revenue, Ser A, RB
2.500%, 06/15/2024 (C)	$180	$175

		18,596

New Hampshire — 0.0%
New Hampshire State, National Finance Authority, Springpoints Senior Living Project, RB
4.000%, 01/01/2029	300	304
4.000%, 01/01/2030	285	287
4.000%, 01/01/2031	290	291
4.000%, 01/01/2051	670	610

		1,492

New Jersey — 3.5%
New Jersey State, COVID-19 Emergency Bonds, GO
5.000%, 06/01/2025	890	957
4.000%, 06/01/2030	1,000	1,081
4.000%, 06/01/2032	3,070	3,304
New Jersey State, Economic Development Authority, Cigarette Tax, Ser S, RB
5.000%, 06/15/2022	210	210
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
5.625%, 11/15/2030	1,160	1,180
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,119
5.000%, 06/01/2037	1,225	1,343
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
5.000%, 03/01/2025	1,775	1,807
New Jersey State, Economic Development Authority, School Facilities Project, Ser WW, RB
Pre-Refunded @ 100
5.250%, 06/15/2025 (A)	4,750	5,194
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
5.250%, 06/15/2027	3,000	3,206
5.000%, 06/15/2026	3,020	3,211
New Jersey State, Educational Facilities Authority, Ser C, RB, AGM
4.000%, 07/01/2050	130	132
New Jersey State, GO
5.000%, 06/01/2027	1,000	1,071

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2022 (A)	$855	$858
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2036	2,250	2,401
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2033	2,590	2,836
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2024	2,400	2,538
5.000%, 12/01/2028	1,450	1,608
New Jersey State, Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2035	10,000	10,721
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
5.000%, 06/15/2028	2,000	2,169
5.000%, 06/15/2030	3,585	3,851
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 12/15/2024	280	296
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 06/15/2031	955	1,070
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2032	1,250	1,360
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	2,230	2,441
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,099
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2031	1,250	1,388
5.000%, 01/01/2032	6,000	6,656
5.000%, 01/01/2033	350	388
Newark, Board of Education, GO
5.000%, 07/15/2023	300	311
Newark, Board of Education, GO, BAM
5.000%, 07/15/2026	525	579

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
5.000%, 01/01/2032	$285	$303
5.000%, 01/01/2033	425	450
5.000%, 01/01/2034	570	602
5.000%, 01/01/2035	570	601
5.000%, 01/01/2036	570	599
5.000%, 01/01/2037	570	608

		69,548

New Mexico — 0.8%
New Mexico State, Hospital Equipment Loan Council, Presbyterian Health Care Services, RB
Pre-Refunded @ 100
5.000%, 08/01/2025 (A)	1,130	1,231
New Mexico State, Mortgage Finance Authority, RB, GNMA/FNMA/FHLMC
3.000%, 03/01/2053	905	893
New Mexico State, Mortgage Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
3.000%, 01/01/2052	1,340	1,327
New Mexico State, Severance Tax Permanent Fund, Ser A, RB
5.000%, 07/01/2028	10,940	12,580
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
5.000%, 05/15/2034	650	649

		16,680

New York — 7.8%
Brookhaven, Local Development, Jefferson's Ferry Project, RB
1.625%, 11/01/2025	805	760
Huntington, Local Development, Fountaingate Gardens Project, Ser S, RB
3.000%, 07/01/2025	135	131
Long Island, Power Authority, RB
5.000%, 09/01/2033	250	279
5.000%, 09/01/2034	1,000	1,112
Long Island, Power Authority, Ser A, RB
4.000%, 09/01/2037	1,980	2,072
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2031	3,165	3,469
0.850%, 09/01/2050 (B)	1,500	1,413
Metropolitan New York, Transportation Authority, Ser A, RB, BAN
5.000%, 02/01/2023	1,920	1,953
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2034 (B)	1,000	1,043
5.000%, 11/15/2045 (B)	500	555

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser B1, RB
5.000%, 11/15/2029	$4,140	$4,297
Metropolitan New York, Transportation Authority, Ser C-1, RB
5.000%, 11/15/2031	4,000	4,294
4.000%, 11/15/2032	1,500	1,537
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/2030	1,000	1,074
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2028	1,325	1,471
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2029	1,000	1,039
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/2035	5,000	5,401
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
3.000%, 01/01/2033	330	313
3.000%, 01/01/2034	740	688
New York City, Industrial Development Agency, Trips Obligation Group, Ser A, AMT, RB
5.000%, 07/01/2022	1,115	1,118
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2028	110	121
5.000%, 03/01/2030	100	112
New York City, Ser A-1, GO
5.000%, 08/01/2026	465	518
5.000%, 08/01/2032	1,810	2,094
5.000%, 08/01/2047	1,250	1,412
4.000%, 08/01/2037	4,000	4,185
New York City, Ser B-1, GO
4.000%, 10/01/2035	500	522
New York City, Ser C, GO
4.000%, 08/01/2036	2,750	2,870
New York City, Ser E, GO
5.000%, 08/01/2023	1,315	1,366
New York City, Ser F-1, GO
4.000%, 03/01/2038	1,695	1,761
New York City, Sub-Ser 1, GO
0.400%, 03/01/2040 (B)	2,500	2,500
New York City, Sub-Ser A, GO
4.000%, 08/01/2038	1,110	1,150

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Sub-Ser B, GO
0.420%, 10/01/2046 (B)	$750	$750
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.000%, 11/01/2032	925	1,074
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser 2003A, Sub-Ser A-4, RB
0.410%, 11/01/2029 (B)	2,000	2,000
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-1, RB
5.000%, 08/01/2024	1,140	1,214
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-4, RB
0.420%, 08/01/2039 (B)	500	500
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser B-1, RB
5.000%, 08/01/2025	7,750	8,447
4.000%, 11/01/2024	1,420	1,489
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser D-S, RB
4.000%, 11/01/2035	185	195
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser F-1, RB
4.000%, 02/01/2038	410	431
New York City, Water & Sewer System, RB
0.440%, 06/15/2033 (B)	2,700	2,700
New York City, Water & Sewer System, Sub-Ser A2, RB
0.440%, 06/15/2044 (B)	1,000	1,000
New York City, Water & Sewer System, Sub-Ser, RB
3.000%, 06/15/2040	3,000	2,746
New York State, Dormitory Authority, New York Touro College & University System, Ser A, RB
5.250%, 01/01/2034	910	932
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2033	3,250	3,686
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,111
5.000%, 01/15/2031	5,000	5,597

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Ser 2015B-B, RB
5.000%, 03/15/2030	$5,000	$5,410
New York State, Dormitory Authority, Ser A, RB
5.000%, 02/15/2025	2,500	2,625
4.000%, 03/15/2040	2,500	2,594
New York State, Dormitory Authority, Ser D, RB
5.000%, 02/15/2028	1,900	2,166
New York State, Dormitory Authority, Ser E, RB
4.000%, 03/15/2038	4,845	5,076
3.000%, 03/15/2041	1,500	1,332
New York State, Dormitory Authority, State University Project, Ser A, RB
5.000%, 07/01/2035	2,000	2,186
New York State, Liberty Development Authority, 1 World Trade Center Project, Ser 1WTC, RB
3.000%, 02/15/2042	610	530
New York State, Liberty Development Authority, 4 World Trade Center Project, RB
1.200%, 11/15/2028	1,355	1,164
New York State, Liberty Development Authority, 4 World Trade Center Project, Ser A-BAM-TCRS, RB, BAM
3.000%, 11/15/2051	2,170	1,778
New York State, Mortgage Agency, Ser 189, AMT, RB
3.250%, 04/01/2025	1,000	1,005
3.150%, 04/01/2024	920	927
New York State, Mortgage Agency, Ser 194, AMT, RB
3.250%, 10/01/2024	1,000	1,012
New York State, Thruway Authority, Ser A-1-GROUP, RB
4.000%, 03/15/2036	2,895	3,031
New York State, Thruway Authority, Ser J, RB
5.000%, 01/01/2027	2,095	2,187
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2024	3,250	3,408
New York State, Transportation Development, Delta Airlines, AMT, RB
5.000%, 01/01/2034	4,000	4,141
5.000%, 10/01/2035	2,625	2,748
4.000%, 10/01/2030	4,550	4,527

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Transportation Development, JFK International Airport Project, AMT, RB
5.000%, 12/01/2024	$125	$131
5.000%, 12/01/2025	115	121
5.000%, 12/01/2033	775	842
5.000%, 12/01/2036	4,000	4,323
5.000%, 12/01/2037	3,000	3,240
5.000%, 12/01/2038	900	970
New York State, Transportation Development, JFK International Airport Project, RB
5.000%, 12/01/2029	550	607
5.000%, 12/01/2030	125	138
New York State, Urban Development Authority, Personal Income Tax, RB
5.000%, 03/15/2032	3,335	3,501
New York State, Urban Development Authority, Personal Income Tax, Ser E, RB
5.000%, 03/15/2031	3,500	3,584
New York State, Utility Debt Securitization Authority, RB
5.000%, 12/15/2033	1,810	1,970
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	1,000	1,057
5.000%, 06/01/2030	525	564
5.000%, 06/01/2031	525	562
Westchester County, Local Development, Senior Learning Center Project, RB
2.875%, 07/01/2026 (C)	1,055	1,012
Westchester, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2031	2,000	2,158

		159,129

North Carolina — 1.1%
Charlotte, Airport Revenue, Douglas International Airport, AMT, RB
5.000%, 07/01/2037	2,250	2,543
Charlotte, Airport Revenue, RB
5.000%, 07/01/2026	1,525	1,679
5.000%, 07/01/2027	1,500	1,681
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB
5.000%, 01/15/2049 (B)	5,000	5,789
Columbus County, Industrial Facilities & Pollution Control Financing Authority, AMT, RB
2.100%, 03/01/2027 (B)	1,565	1,545

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Greater Asheville, Regional Airport Authority, Ser A, AMT, RB, AGM
5.000%, 07/01/2031	$445	$499
North Carolina State, Medical Care Commission, Pennybyrn at Maryland Project, RB
2.500%, 10/01/2024	740	725
North Carolina State, Medical Care Commission, Retirement Facilities First Mortgage, RB
5.000%, 01/01/2029	285	291
North Carolina State, Medical Care Commission, The Forest at Duke Project, RB
4.000%, 09/01/2041	830	820
North Carolina State, Medical Care Commission, Twin Lakes Community, Ser A, RB
5.000%, 01/01/2038	605	639
North Carolina State, Medical Care Commission, Vidant Health, RB
Pre-Refunded @ 100
5.000%, 06/01/2025 (A)	2,500	2,709
North Carolina State, Turnpike Authority, RB, AGM
5.000%, 01/01/2034	2,000	2,251
University of North Carolina at Chapel Hill, Ser B, RB
0.420%, 02/15/2031 (B)	1,000	1,000

		22,171

North Dakota — 0.0%
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, RB
3.550%, 07/01/2033	380	381
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, Ser B, RB
3.000%, 07/01/2052	965	951

		1,332

Ohio — 1.9%
Allen County, Hospital Facilities Revenue, RB
5.000%, 12/01/2028	750	840
American Municipal Power, Ser A, RB
5.000%, 02/15/2027	5,000	5,225
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
5.000%, 06/01/2032	4,325	4,758
4.000%, 06/01/2048	1,700	1,644
3.000%, 06/01/2048	800	621

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	$1,600	$1,624
0.000%, 06/01/2057 (E)	3,035	447
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
5.000%, 02/15/2037	3,000	3,172
Franklin County, Hospital Facilities, Nationwide Children's Hospital, RB
0.660%, 05/01/2029 (B)	4,500	4,500
Hamilton County, Tax Revenue Authority, Ser A, RB
4.000%, 12/01/2032	1,600	1,684
Ohio State, Air Quality Development Authority, RB
4.000%, 09/01/2030 (B)	990	1,027
Ohio State, Capital Facilities Correctional Building Fund Project, RB
5.000%, 10/01/2030	2,655	2,979
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
5.000%, 12/01/2029	2,615	2,922
Ohio State, Higher Educational Facility Commission, Kenyon College Project, RB
5.000%, 07/01/2035	680	735
5.000%, 07/01/2037	300	323
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
5.000%, 01/01/2031	1,250	1,386
Ohio State, Hospital Revenue, Ser B, RB
5.000%, 01/15/2050 (B)	3,230	3,457
Ohio State, Portsmouth Bypass Project, AMT, RB, AGM
5.000%, 12/31/2027	655	701
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
6.250%, 12/01/2025 (C)	1,100	1,090

		39,135

Oklahoma — 0.1%
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB
5.250%, 08/15/2043	2,510	2,566

Oregon — 1.1%
Clackamas County, Hospital Facility Authority, Rose Villa Project, Ser A, RB
5.125%, 11/15/2040	500	507

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
5.000%, 06/15/2024	$250	$265
5.000%, 06/15/2025	275	298
Medford, Hospital Facilities Authority, Asante Project, Ser A, RB
5.000%, 08/15/2026	260	284
5.000%, 08/15/2034	1,000	1,102
Multnomah County, School District No. 1 Portland, GO
5.000%, 06/15/2029	1,895	2,203
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB
5.000%, 04/01/2030	2,150	2,304
Oregon State, Department of Administrative Services, State Lottery, Ser C, RB
5.000%, 04/01/2024	2,450	2,589
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2024	1,000	1,053
5.000%, 06/01/2035	2,500	2,646
Oregon State, Facilities Authority, PeaceHealth, Ser B, RB
0.410%, 08/01/2034 (B)(G)	4,300	4,300
Port of Portland, Airport Revenue, Portland International Airport, RB
5.000%, 07/01/2029	1,040	1,184
Port of Portland, Airport Revenue, Portland International Airport, Ser 27-A, AMT, RB
4.000%, 07/01/2050	1,500	1,490
Port of Portland, Airport Revenue, Portland International Airport, Ser 28, AMT, RB
4.000%, 07/01/2036	2,000	2,040
Umatilla County, School District No. 8R Hermiston, Ser A, GO
0.000%, 06/15/2027 (E)	1,000	873

		23,138

Pennsylvania — 6.1%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
5.000%, 04/01/2030	5,000	5,478
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
5.125%, 03/15/2036	2,000	2,101
Delaware Valley, Regional Finance Authority, Ser C, RB
1.210%, 09/01/2048 (B)	4,000	3,995

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2024 (A)	$1,600	$1,697
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2051	3,000	3,222
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	1,940	2,144
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (B)	2,500	2,448
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2033	2,815	3,053
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	4,485	4,745
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
5.625%, 07/01/2030	1,810	1,845
Octorara Area, School District, GO, AGM
4.000%, 04/01/2024	250	259
4.000%, 04/01/2025	650	682
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,995	3,269
5.000%, 06/01/2033	3,500	3,853
Pennsylvania State, Economic Development Financing Authority, University of Pittsburgh Medical Center, Ser A, RB
5.000%, 10/15/2033	2,300	2,630
Pennsylvania State, GO
5.000%, 09/15/2026	2,500	2,780
Pennsylvania State, Housing Finance Agency, Ser 135A, RB
3.000%, 10/01/2051	1,980	1,973
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, RB
5.000%, 12/01/2030	5,000	5,529

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, Sub-Ser, RB
5.000%, 12/01/2033	$6,000	$6,640
5.000%, 12/01/2035	1,000	1,104
Pennsylvania State, Turnpike Commission, Ser A, RB
4.000%, 12/01/2041	1,960	2,007
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2033	3,000	3,239
Pennsylvania State, Turnpike Commission, Sub-Ser A1, RB
5.000%, 12/01/2030	4,260	4,483
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
5.000%, 06/01/2028	3,000	3,262
Philadelphia, Airport Revenue, AMT, RB, AGM
4.000%, 07/01/2040	500	506
Philadelphia, Airport Revenue, Ser B, AMT, RB
5.000%, 07/01/2031	1,000	1,076
Philadelphia, Airport Revenue, Ser C, AMT, RB
5.000%, 07/01/2032	535	593
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health System Project, RB, AGM
5.000%, 07/01/2036	700	783
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
5.000%, 12/01/2037	4,725	5,095
Philadelphia, Redevelopment Authority, Ser B, AMT, RB
5.000%, 04/15/2025	1,250	1,341
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2029	1,500	1,715
5.000%, 09/01/2030	1,000	1,120
5.000%, 09/01/2034	1,410	1,601
5.000%, 09/01/2036	2,000	2,207
4.000%, 09/01/2035	5,000	5,215
4.000%, 09/01/2038	3,000	3,122
Philadelphia, School District, Ser F, GO
Pre-Refunded @ 100
5.000%, 09/01/2026 (A)	25	28
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2028	3,390	3,742
5.000%, 09/01/2030	7,975	8,779
Philadelphia, Ser A, GO
5.000%, 05/01/2032	5,905	6,890

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Water & Wastewater Revenue, RB
5.000%, 10/01/2033	$2,000	$2,291
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM
5.000%, 09/01/2025	2,840	2,951

		121,493

Puerto Rico — 3.3%
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (F)	2,990	2,788
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (F)	1,000	927
Puerto Rico, Electric Power Authority, Ser WW-RSA-1, RB
5.250%, 07/01/2033 (F)	3,035	2,830
Puerto Rico, Electric Power Authority, Ser XX-RSA-1, RB
5.250%, 07/01/2040 (F)	2,940	2,742
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	2,028	1,805
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
4.750%, 07/01/2053	5,519	5,539
0.000%, 07/01/2046 (E)	14,830	4,494
0.000%, 07/01/2051 (E)	24,042	5,282
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
4.550%, 07/01/2040	8,625	8,715
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	13,040	13,023
Puerto Rico, Ser A, GO
0.000%, 07/01/2033 (E)	1,839	1,088
Puerto Rico, Ser A1, GO
5.750%, 07/01/2031	1,507	1,704
5.625%, 07/01/2027	1,577	1,720
5.625%, 07/01/2029	1,552	1,714
4.000%, 07/01/2033	1,429	1,398
4.000%, 07/01/2035	1,284	1,239
4.000%, 07/01/2037	1,102	1,063
4.000%, 07/01/2041	1,499	1,418
4.000%, 07/01/2046	1,559	1,452
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (B)(H)	12,543	6,491

		67,432

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Rhode Island — 0.1%
Cranston, Ser 1, GO
1.000%, 08/23/2022	$330	$330
Rhode Island State, Health & Educational Building Authority, University of Rhode Island Project, Ser B, RB
5.000%, 09/15/2028	1,405	1,556
Rhode Island State, Student Loan Authority, Ser A, AMT, RB
3.000%, 12/01/2024	195	194

		2,080

South Carolina — 1.4%
Piedmont, Municipal Power Agency, Ser B, RB
4.000%, 01/01/2033	5,125	5,369
Piedmont, Municipal Power Agency, Ser E, RB
5.000%, 01/01/2024	485	507
5.000%, 01/01/2025	385	412
South Carolina State, Housing Finance & Development Authority, Ser B, RB
3.750%, 01/01/2050	655	667
South Carolina State, Jobs-Economic Development Authority, High Point Academy Project, Ser A, RB
5.750%, 06/15/2039 (C)	1,870	2,000
South Carolina State, Port Authority, AMT, RB
5.000%, 07/01/2029	2,250	2,467
5.000%, 07/01/2030	1,500	1,639
4.000%, 07/01/2035	1,160	1,174
South Carolina State, Public Service Authority, Ser A, RB
5.000%, 12/01/2025	385	417
5.000%, 12/01/2029	1,000	1,076
5.000%, 12/01/2031	540	611
5.000%, 12/01/2036	2,750	3,096
4.000%, 12/01/2034	2,000	2,064
4.000%, 12/01/2036	2,250	2,313
4.000%, 12/01/2038	175	179
South Carolina State, Public Service Authority, Ser C, RB
5.000%, 12/01/2026	3,800	4,013

		28,004

South Dakota — 0.2%
South Dakota State, Educational Enhancement Funding, Ser B, RB
Pre-Refunded @ 100
5.000%, 06/01/2023 (A)	1,000	1,033

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
5.000%, 11/01/2027	$830	$889
5.000%, 11/01/2028	900	958
5.000%, 11/01/2035	1,005	1,050
South Dakota State, Housing Development Authority, Homeownership Mortgage Bonds, Ser A, RB, GNMA/FNMA/FHLMC
3.000%, 11/01/2051	150	149
South Dakota State, Housing Development Authority, Ser B, RB
4.000%, 11/01/2049	925	951

		5,030

Tennessee — 0.8%
Chattanooga, Commonspirit Health, Ser A, RB
5.000%, 08/01/2034	1,015	1,077
5.000%, 08/01/2035	420	444
Greeneville, Health & Educational Facilities Board, Ballad Health Obligation Group, RB
5.000%, 07/01/2031	3,000	3,061
Nashville & Davidson County, Metropolitan Government, Ser A, RB
5.000%, 05/15/2029	2,040	2,093
Tennessee State, Energy Acquisition, RB
5.000%, 05/01/2052 (B)	1,165	1,281
4.000%, 11/01/2049 (B)	2,500	2,575
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	3,485	3,750
Tennessee State, Housing Development Agency, AMT, RB
4.000%, 07/01/2045	815	827

		15,108

Texas — 9.6%
Arlington, Higher Education Finance, RB, PSF-GTD
5.000%, 08/15/2038	810	940
5.000%, 08/15/2040	695	804
Arlington, Independent School District, GO, PSF-GTD
4.000%, 02/15/2040	1,000	1,038
Arlington, Special Tax Revenue, Special Tax, AGM
5.000%, 02/15/2030	2,000	2,125
Austin, Electric Utility Revenue, RB
5.000%, 11/15/2032	1,535	1,679

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Austin, Texas Airport System Revenue, Ser B, AMT, RB
5.000%, 11/15/2037	$900	$955
Austin-Bergstrom, Landhost Enterprises, RB
5.000%, 10/01/2026 (F)	465	500
Brownsville, Utilities System Revenue, Ser A, RB
5.000%, 09/01/2024	5,000	5,183
Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (A)	1,350	1,468
Central Texas, Regional Mobility Authority, Senior Lien, Ser D, RB
4.000%, 01/01/2037	770	790
Central Texas, Regional Mobility Authority, Ser B, RB
5.000%, 01/01/2036	200	223
Central Texas, Turnpike System, Sub-Ser C, RB
5.000%, 08/15/2031	2,500	2,584
5.000%, 08/15/2033	6,500	6,706
5.000%, 08/15/2037	1,475	1,518
Clear Creek, Independent School District, GO
0.280%, 02/15/2038 (B)	640	600
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
5.000%, 08/15/2027	1,050	1,115
4.000%, 08/15/2032	1,000	1,074
Collin County, Community College District, Ser A, GO
4.000%, 08/15/2034	2,500	2,645
Corpus Christi, Utility System Revenue, Ser A, RB
5.000%, 07/15/2033	1,500	1,757
Cypress-Fairbanks, Independent School District, GO, PSF-GTD
5.000%, 02/15/2032	6,500	7,420
Dallas City, Convention Center Hotel Project, Ser A, RB
5.250%, 01/01/2023	3,495	3,504
Dallas City, GO
5.000%, 02/15/2026	4,400	4,829
Dallas City, Hotel Occupancy Tax Revenue, RB
4.000%, 08/15/2031	1,000	1,048
4.000%, 08/15/2034	480	499

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Dallas City, Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/2030	$1,000	$1,071
5.000%, 11/01/2031	1,250	1,333
5.000%, 11/01/2032	2,500	2,663
5.000%, 11/01/2033	1,175	1,250
5.000%, 11/01/2034	1,000	1,063
5.000%, 11/01/2035	1,000	1,062
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	3,500	3,942
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB
5.250%, 11/01/2026	2,250	2,338
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2024	250	266
Denton, Independent School District, GO, PSF-GTD
5.000%, 08/15/2029	2,000	2,193
Denton, Utility System Revenue, RB
5.000%, 12/01/2032	7,500	8,208
Dickinson, Independent School District, GO, PSF-GTD
5.000%, 02/15/2031	2,445	2,558
El Paso, GO
5.000%, 08/15/2034	2,050	2,236
Georgetown, Utility System Revenue, RB, AGM
5.000%, 08/15/2037	1,705	1,932
Harris County, Cultural Education Facilities Finance, Memorial Herman Health System, RB
5.000%, 12/01/2025	2,000	2,162
Harris County, Cultural Education Facilities Finance, TECO Project, RB
5.000%, 11/15/2028	1,250	1,424
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
5.000%, 11/15/2028	2,500	2,636
5.000%, 11/15/2029	2,325	2,447
5.000%, 11/15/2030	3,310	3,479
Harris County, Houston Sports Authority, Ser C, RB
5.000%, 11/15/2033	1,100	1,153
Harris County, Ser A, GO
5.000%, 10/01/2028	3,600	3,920
Hidalgo County, Regional Mobility Authority, Ser A, RB
5.000%, 12/01/2031	260	281
5.000%, 12/01/2032	300	322

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Houston, Airport System Revenue, Sub-Ser B, RB
5.000%, 07/01/2029	$3,685	$4,120
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
5.000%, 07/01/2029	2,450	2,701
5.000%, 07/01/2032	1,500	1,632
Houston, Hotel Occupancy Tax & Special Revenue, RB
4.000%, 09/01/2023	190	195
4.000%, 09/01/2025	215	226
4.000%, 09/01/2026	160	170
Lower Colorado, River Authority, RB
5.000%, 05/15/2031	1,000	1,065
New Hope, Cultural Education Facilities Finance, Children's Health System, Ser A, RB
5.000%, 08/15/2030	1,645	1,797
New Hope, Cultural Education Facilities Finance, Sanctuary LTC Project, RB
5.500%, 01/01/2057	750	682
New Hope, Cultural Education Facilities Finance, Westminster Project, RB
4.000%, 11/01/2055	385	347
North East Texas, Independent School District, Ser B, GO, PSF-GTD
2.000%, 08/01/2052 (B)	3,175	3,180
North Texas, Municipal Water District, Water System Revenue, RB
5.000%, 09/01/2027	5,560	6,206
North Texas, Tollway Authority, RB
5.000%, 01/01/2035	1,800	1,973
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2031	6,410	6,795
5.000%, 01/01/2033	995	1,070
5.000%, 01/01/2034	7,285	7,760
5.000%, 01/01/2035	1,000	1,089
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2031	1,775	1,906
San Antonio, Airport System, Sub-Ser A, AMT, RB
5.000%, 07/01/2026	1,040	1,128
San Antonio, Electric & Gas Systems Revenue, RB
5.250%, 02/01/2024	6,000	6,337
5.000%, 02/01/2023	940	962
5.000%, 02/01/2035	375	437
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
5.000%, 02/01/2033	1,410	1,640
5.000%, 02/01/2034	1,700	1,966

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Antonio, Electric & Gas Systems Revenue, Ser B-REMK, RB
4.000%, 02/01/2033	$1,000	$1,085
San Antonio, Electric & Gas Systems Revenue, Ser Junior Lien, RB
1.750%, 02/01/2049 (B)	735	713
San Antonio, Tax Notes, RB
5.000%, 08/01/2024	2,185	2,326
Tarrant County, College District, GO
5.000%, 08/15/2024	2,000	2,130
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB
5.000%, 11/15/2032	1,500	1,598
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2031	1,000	1,079
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, AMT, RB
7.000%, 12/31/2038	2,500	2,610
Texas State, Ser B, GO
4.000%, 08/01/2030	625	654
4.000%, 08/01/2031	435	454
Texas State, Transportation Commission State, Highway Fund, GO
Pre-Refunded @ 100
5.000%, 04/01/2024 (A)	3,000	3,170
Texas State, Transportation Commission State, Highway Fund, GO
5.000%, 04/01/2028	2,630	2,893
Texas State, Transportation Commission State, Highway Fund, RB
5.000%, 10/01/2026	1,905	2,130
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	4,203
Trinity River Authority, Central Regional Wastewater System Revenue, RB
5.000%, 08/01/2032	1,000	1,118
University of Houston, Ser C, RB
5.000%, 02/15/2029	3,000	3,273
University of Texas, Revenue Financing System, Ser H, RB
5.000%, 08/15/2025	5,000	5,448
University of Texas, Ser B, RB
5.000%, 07/01/2027	2,285	2,420
Uptown Development Authority, TA
4.000%, 09/01/2033	400	400
4.000%, 09/01/2035	275	275

		194,306

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Utah — 0.5%
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2035	$5,000	$5,341
Salt Lake City, Airport Revenue, Ser B, RB
5.000%, 07/01/2035	1,500	1,628
Utah County, Hospital Revenue, IHC Health Services, Ser ICES, RB
4.000%, 05/15/2043	500	510
Utah State, GO
3.000%, 07/01/2034	495	495
Utah State, Transit Authority, Sub-Ser, RB, BAM
5.000%, 12/15/2032	1,585	1,798

		9,772

Vermont — 0.0%
Vermont State, Housing Finance Agency, Ser F, AMT, RB
4.000%, 11/01/2045	265	268

Virgin Islands — 0.1%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2039	1,065	1,082

Virginia — 2.3%
Arlington County, Industrial Development Authority, Virginia Hospital Center, RB
5.000%, 07/01/2026	280	305
5.000%, 07/01/2027	250	276
5.000%, 07/01/2028	375	418
Fairfax County, Industrial Development Authority, Inova Health System Project, Ser S, RB
5.000%, 05/15/2026	3,055	3,361
Halifax County, Industrial Development Authority, RB
1.650%, 12/01/2041 (B)	1,320	1,299
Hampton Roads, Transportation Accountability Commission, Ser A, RB
5.000%, 07/01/2026	1,205	1,340
Henrico County, Economic Development Authority, Westminster Canterbury Richmond, RB
5.000%, 10/01/2042	780	837
5.000%, 10/01/2047	1,225	1,305
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (B)	1,035	1,187
Richmond, Public Utility Revenue, RB
5.000%, 01/15/2026	5,000	5,513

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia State, College Building Authority, 21st Century College Program, RB
5.000%, 02/01/2028	$3,000	$3,421
5.000%, 02/01/2031	5,000	5,522
Virginia State, Public Building Authority, Ser A, RB
4.000%, 08/01/2038	5,500	5,776
Virginia State, Small Business Financing Authority, AMT, RB
5.000%, 07/01/2035	1,085	1,187
5.000%, 06/30/2042	2,000	2,188
5.000%, 12/31/2047	440	476
4.000%, 07/01/2030	1,140	1,170
4.000%, 07/01/2031	365	373
Virginia State, Small Business Financing Authority, RB
5.000%, 01/01/2026	490	528
Virginia State, Tobacco Settlement Financing, Sub-Ser C, RB
0.000%, 06/01/2047 (E)	41,470	10,612

		47,094

Washington — 2.3%
King County, Public Hospital District No. 1, GO
5.000%, 12/01/2027	7,720	8,540
Port of Seattle, AMT, RB
5.000%, 04/01/2028	5,055	5,607
5.000%, 04/01/2036	1,500	1,647
Port of Seattle, RB
4.000%, 06/01/2038	1,000	1,036
Port of Seattle, Ser A, RB
5.000%, 08/01/2028	1,000	1,005
Port of Seattle, Ser C, AMT, RB
5.000%, 04/01/2032	1,500	1,579
Washington State, Electric Revenue, Energy Northwest, Columbia Generating Station Project, RB
5.000%, 07/01/2040	2,500	2,910
Washington State, Electric Revenue, Energy Northwest, Columbia Generating Station Project, Ser C, RB
5.000%, 07/01/2031	1,500	1,615
Washington State, Health Care Facilities Authority, RB
5.000%, 07/01/2027	1,250	1,326
Washington State, Housing Finance Commission, Social Certificate, Ser A-1, RB
3.500%, 12/20/2035	986	921

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington State, Housing Finance Commission, Transforming Age Project, Ser A, RB
5.000%, 01/01/2034 (C)	$745	$741
Washington State, Ser A, GO
4.000%, 02/01/2037	4,500	4,872
Washington State, Ser R-2015C, GO
5.000%, 07/01/2032	5,000	5,322
Washington State, Ser R-2015E, GO
5.000%, 07/01/2031	2,730	2,908
Washington State, Ser R-2018D, GO
5.000%, 08/01/2032	5,000	5,584
Washington State, Various Purpose, Ser 2015-A1, GO
5.000%, 08/01/2030	2,540	2,687

		48,300

West Virginia — 0.5%
West Virginia State, Economic Development Authority, Appalachian Power Amos Project, RB
3.750%, 12/01/2042 (B)	2,300	2,331
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
5.000%, 06/01/2031	1,250	1,418
5.000%, 06/01/2032	1,510	1,709
5.000%, 06/01/2034	1,000	1,128
5.000%, 06/01/2035	1,005	1,135

		7,721

Wisconsin — 2.0%
Milwaukee County, Airport Revenue, Ser A, AMT, RB
5.000%, 12/01/2026	500	547
University of Wisconsin, Hospitals & Clinics, RB
4.000%, 04/01/2037	500	513
4.000%, 04/01/2039	295	302
Wisconsin State, Center District, Ser C, RB, AGM
0.000%, 12/15/2029 (E)	370	287
Wisconsin State, GO
5.000%, 11/01/2026	1,285	1,440
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
5.000%, 08/15/2031	4,155	4,570
5.000%, 08/15/2054 (B)	2,000	2,191
0.860%, 08/15/2054 (B)	1,125	1,125

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
5.000%, 11/15/2030	$3,810	$4,104
Wisconsin State, Health & Educational Facilities Authority, Children's Hospital of Wisconsin, RB
5.000%, 08/15/2034	1,835	1,964
Wisconsin State, Health & Educational Facilities Authority, Oakwood Lutheran Senior Ministries, RB
4.000%, 01/01/2037	665	618
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB
5.000%, 08/15/2034	1,155	1,190
Wisconsin State, Health & Educational Facilities Authority, St. Camilus Health System, RB
5.000%, 11/01/2028	470	488
5.000%, 11/01/2030	1,035	1,071
5.000%, 11/01/2039	1,135	1,148
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
4.000%, 08/15/2041	705	660
Wisconsin State, Health & Educational Facilities Authority, Unitypoint Health, Ser A, RB
5.000%, 12/01/2029	1,650	1,737
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
3.000%, 03/01/2052	975	966
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.500%, 11/01/2050 (B)	240	222
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB
Pre-Refunded @ 100
5.000%, 10/01/2022 (A)(C)	300	304
Wisconsin State, Public Finance Authority, Airport Facilities Project, Ser B, AMT, RB
5.000%, 07/01/2022	180	180
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
7.000%, 12/01/2050 (C)	1,390	1,335

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Appalachian Regional Healthcare System, RB
5.000%, 07/01/2039	$475	$516
5.000%, 07/01/2040	325	352
5.000%, 07/01/2041	750	811
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
4.000%, 07/01/2027	225	238
4.000%, 07/01/2028	225	239
4.000%, 07/01/2029	225	238
Wisconsin State, Public Finance Authority, Celanese Project, Ser A, AMT, RB
5.000%, 01/01/2024	1,395	1,443
Wisconsin State, Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, RB
5.000%, 02/01/2042	1,475	1,566
5.000%, 02/01/2052	1,680	1,764
5.000%, 02/01/2062	815	846
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
5.000%, 03/01/2034	6,880	7,429
Wisconsin State, Public Finance Authority, United Methodist Retirement Facility Project, RB
4.000%, 10/01/2025	285	293
4.000%, 10/01/2026	300	308
4.000%, 10/01/2027	125	128
4.000%, 10/01/2028	250	254

		43,387

Total Municipal Bonds
(Cost $2,048,539) ($ Thousands)		2,015,106

	Shares
CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Cl F
0.570%**†	273,558	274

Total Cash Equivalent
(Cost $274) ($ Thousands)		274

Total Investments in Securities — 99.7%
(Cost $2,048,813) ($ Thousands)		$2,015,380

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Percentages are based on Net Assets of $2,021,200 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2022.
†	Investment in Affiliated Security.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2022, the value of these securities amounted to $33,359 ($ Thousands), representing 1.7% of the Net Assets of the Fund.

(D)	Security is escrowed to maturity.
(E)	Zero coupon security.
(F)	Security is in default on interest payment.
(G)	Securities are held in connection with a letter of credit issued by a major bank.
(H)	No interest rate available.

AGM— Assured Guaranty Municipal
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
BAN— Bond Anticipation Note
Cl — Class
COP— Certificate of Participation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
NATL— National Public Finance Guarantee Corporation
PSF-GTD — Public Schools Fund Guarantee
Q-SBLF — Qualified School Board Loan Fund
RB — Revenue Bond
SAB— Special Assessment Bond
Ser — Series
TA — Tax Allocation
USD — U.S. Dollar

The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	2,015,106	–	2,015,106
Cash Equivalent	274	–	–	274
Total Investments in Securities	274	2,015,106	–	2,015,380

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2022 ($Thousands):

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/22	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$685	$110,196	$(110,607)	$—	$—	$274	273,558	$2	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 104.9%
Alabama — 6.7%
Baptist Health, Health Care Authority, Ser B, RB
1.010%, 11/01/2042 (A)	$2,035	$2,035
Baptist Health, Health Care Authority, Ser B, RB, AGC
1.040%, 11/15/2037 (A)	1,425	1,425
Black Belt, Energy Gas District, RB
1.611%, 12/01/2048 (A)	13,510	13,332
Black Belt, Energy Gas District, Ser A, RB
4.000%, 08/01/2047 (A)	5,275	5,284
Black Belt, Energy Gas District, Ser S, RB
4.000%, 12/01/2023	2,000	2,039
4.000%, 12/01/2024	1,765	1,812
4.000%, 12/01/2025	7,520	7,771
4.000%, 10/01/2052 (A)	1,000	1,034
Lower Alabama, Gas District, RB
4.000%, 12/01/2023	550	558
4.000%, 12/01/2024	500	509
4.000%, 12/01/2025	730	745
4.000%, 12/01/2050 (A)	10,000	10,183
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
2.900%, 07/15/2034 (A)	1,000	1,012
Selma, Industrial Development Board, International Paper Company Project, RB
1.375%, 05/01/2034 (A)	5,250	5,009
Southeast Alabama, Gas Supply District, LIBOR Project #2, Ser B, RB
1.561%, 06/01/2049 (A)	17,500	17,183
Southeast Alabama, Gas Supply District, Ser A, RB
4.000%, 04/01/2049 (A)	6,850	6,967
Southeast Alabama, Gas Supply District, SIFMA Index Project, Ser C, RB
1.330%, 04/01/2049 (A)	2,500	2,486
Taylor-Ryan, Improvement District, RB
0.830%, 11/01/2035 (A)(B)	100	100
Tender Option Bond Trust Receipts, Ser 2021-XF2958, RB
0.880%, 08/22/2035 (A)(B)(C)	1,625	1,625
University of South Alabama, RB
4.000%, 04/01/2023	425	433

		81,542

Alaska — 0.2%
Alaska State, Municipal Bond Bank Authority, RB
5.000%, 12/01/2022	700	712

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Northern Alaska, Tobacco Securitization, Ser A, RB
5.000%, 06/01/2024	$600	$624
4.000%, 06/01/2023	500	507

		1,843

Arizona — 1.3%
Arizona State, Health Facilities Authority, Ser B, RB
0.930%, 01/01/2046 (A)	1,000	972
Arizona State, Industrial Development Authority, Phoenix Children's Hospital, RB
5.000%, 02/01/2024	200	210
5.000%, 02/01/2025	450	479
Chandler, Industrial Development Authority, AMT, RB
5.000%, 06/01/2049 (A)	1,655	1,736
Coconino County, Pollution Control, Nevada Power Company, Ser S, AMT, RB
1.875%, 09/01/2032 (A)	3,500	3,491
Maricopa County, Industrial Development Authority, RB
1.250%, 01/01/2035 (A)	3,765	3,744
Maricopa County, Industrial Development Authority, Waste Management Project, AMT, RB
3.375%, 12/01/2031 (A)	1,815	1,818
Maricopa County, Special Health Care District, Ser D, GO
5.000%, 07/01/2024	990	1,048
Tender Option Bond Trust Receipts, Ser 2018-ZM0615, AMT, RB
0.870%, 07/01/2025 (A)(C)	2,600	2,600
Yuma, RB
4.000%, 07/01/2022	325	326

		16,424

California — 5.6%
Anaheim, Public Financing Authority, Public Improvements Project, Ser C, RB, AGM
0.000%, 09/01/2023 (D)	1,500	1,463
Bay Area, Toll Authority, RB
0.960%, 04/01/2056 (A)	1,250	1,239
California State, Choice Financing Authority, Clean Energy Project, Ser B, RB
4.000%, 08/01/2025	535	556
California State, Choice Financing Authority, Clean Energy Project, Ser S, RB
4.000%, 12/01/2026	450	467

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Educational Facilities Authority, University of San Diego, RB
0.000%, 10/01/2023 (D)	$1,120	$1,090
California State, Infrastructure & Economic Development Bank, Sustainability Bonds, RB
1.030%, 08/01/2047 (A)	2,500	2,477
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(C)	1,500	1,426
California State, Pollution Control Financing Authority, America Water Capital Project, RB
0.600%, 08/01/2040 (A)	2,025	1,987
California State, Public Finance Authority, Henry Mayo Newhall Hospital, RB
4.000%, 10/15/2022	245	247
California State, Public Works Board, Various Capital Projects, Ser H, RB
5.000%, 12/01/2024	1,780	1,910
California State, Statewide Communities Development Authority, Dignity Health, Ser D, RB, AGM
1.030%, 07/01/2041 (A)	2,925	2,925
California State, Statewide Communities Development Authority, Dignity Health, Ser E, RB, AGM
1.120%, 07/01/2040 (A)	4,025	4,025
Cathedral City, Redevelopment Agency Successor Agency, TA
4.000%, 08/01/2022	100	100
4.000%, 08/01/2023	100	102
Cathedral City, Redevelopment Agency Successor Agency, TA, BAM
4.000%, 08/01/2024	245	253
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8059, RB
1.080%, 12/01/2052 (A)(B)(C)	9,000	9,000
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8081, RB
1.080%, 10/01/2058 (A)(C)	9,745	9,745
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8082, RB
1.080%, 10/01/2058 (A)(B)(C)	3,950	3,950
Long Beach, Harbor Revenue, Private Activity, AMT, RB
5.000%, 05/15/2023	3,905	4,029
Los Angeles, Department of Airports, AMT, RB
5.000%, 05/15/2024	1,000	1,050

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Mizuho Floater, Ser 2019-MIZ9002, RB
0.930%, 07/07/2036 (A)(B)(C)	$3,000	$3,000
Mizuho Floater, Ser 2020-MIZ9011, RB
0.930%, 12/01/2036 (A)(B)(C)	7,895	7,895
Newman-Crows Landing, Unified School District, GO
0.000%, 08/01/2025 (D)	500	454
Southern Kern, Unified School District, Ser D, GO, BAM
0.000%, 11/01/2024 (D)	200	187
Tender Option Bond Trust Receipts, Ser 2020-XF2924, RB
0.880%, 07/01/2032 (A)(B)(C)	3,248	3,248
Tender Option Bond Trust Receipts, Ser 2021-XG0318, RB
0.740%, 06/15/2055 (A)(C)	2,000	2,000
Union Elementary School District, Ser B, GO
0.000%, 09/01/2022 (D)	1,250	1,245
Vernon, Electric System Revenue, Ser A, RB
5.000%, 04/01/2023	1,240	1,266
5.000%, 04/01/2024	1,100	1,143

		68,479

Colorado — 1.6%
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B, RB
5.000%, 08/01/2049 (A)	1,115	1,182
Colorado State, Health Facilities Authority, Ser B-2, RB
5.000%, 08/01/2049 (A)	2,000	2,151
Colorado State, Housing & Finance Authority, Multi-Family Project, Ser A, RB
1.550%, 04/01/2023	4,475	4,452
Denver City & County, Airport System Revenue, Ser B, RB
5.000%, 11/15/2025	2,270	2,301
E-470, Public Highway Authority, Ser B, RB
0.873%, 09/01/2039 (A)	2,500	2,460
Mizuho Floater, Ser 2021-MIZ9068, RB
0.930%, 07/01/2034 (A)(B)(C)	1,532	1,532
Regional Transportation District, Denver Transit Partners Eagle P3 Project, RB
5.000%, 01/15/2024	350	365
5.000%, 07/15/2024	615	638
5.000%, 01/15/2025	300	313
5.000%, 07/15/2025	440	462
3.000%, 01/15/2026	405	401
University of Colorado, Green Bonds, Ser C, RB
2.000%, 06/01/2054 (A)	3,580	3,530

		19,787

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut — 2.0%
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University Issue, Ser K, RB
5.000%, 07/01/2022	$250	$251
Connecticut State, Health & Educational Facilities Authority, Stamford Hospital Issue, Ser L, RB
4.000%, 07/01/2023	550	562
Connecticut State, Health & Educational Facilities Authority, Yale University Issue, RB
1.100%, 07/01/2048 (A)	3,000	2,985
Connecticut State, Health & Educational Facilities Authority, Yale University Issue, Ser 2017, RB
0.550%, 07/01/2037 (A)	2,000	1,968
Connecticut State, Higher Education Supplement Loan Authority, AMT, RB
5.000%, 11/15/2023 (E)	500	522
Connecticut State, Housing Finance Authority, Housing Mortgage Finance Program, RB
0.300%, 11/15/2024	500	475
0.250%, 05/15/2024	750	721
Connecticut State, Housing Finance Authority, Ser 25, RB
2.700%, 06/15/2023	1,315	1,326
Connecticut State, Housing Finance Authority, Ser A4, RB
0.980%, 11/15/2050 (A)	5,500	5,434
Connecticut State, Ser 2021, GO
3.000%, 01/15/2024	585	595
Connecticut State, Ser C, GO
5.000%, 06/15/2023	95	98
Connecticut State, Ser D, GO
5.000%, 09/15/2024	2,250	2,389
5.000%, 09/15/2025	1,500	1,628
Connecticut State, SIFMA Index Project, Ser A, GO
1.670%, 03/01/2025 (A)	1,815	1,845
1.630%, 03/01/2024 (A)	2,155	2,180
1.580%, 03/01/2023 (A)	1,075	1,077

		24,056

Delaware — 0.4%
Delaware State, Economic Development Authority, Delmarva Power & Light Company Project, RB
1.050%, 01/01/2031 (A)	5,100	4,868

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
District of Columbia — 1.7%
District of Columbia, Hospital Refunding, Childrens Hospital, RB
5.000%, 07/15/2023	$515	$533
District of Columbia, Housing Finance Agency, Park Southern Apartments Project, RB, FHA
0.700%, 06/01/2024 (A)	2,690	2,642
District of Columbia, Housing Finance Agency, RB
1.700%, 09/01/2041 (A)	7,160	6,953
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2022	4,585	4,636
5.000%, 10/01/2023	5,225	5,425

		20,189

Florida — 3.3%
Capital Trust Agency, RB
1.250%, 05/01/2024 (A)	1,500	1,488
Florida State, Citizens Property Insurance, Coastal Account, Ser A, RB
5.000%, 06/01/2025	5,605	5,992
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2026	3,010	3,047
Highlands County, Health Facilities Authority, RB
0.680%, 11/15/2037 (A)	5,000	5,000
Jacksonville, Health Care Facilities, RB
0.680%, 08/01/2036 (A)	6,600	6,600
Jacksonville, Ser A, RB
5.000%, 10/01/2023	625	649
5.000%, 10/01/2024	1,500	1,598
5.000%, 10/01/2025	1,375	1,499
5.000%, 10/01/2026	1,250	1,393
Lee County, Airport Revenue, Ser A, AMT, RB
5.000%, 10/01/2024	815	859
Lee Memorial Hosptial, Health System, RB
0.980%, 04/01/2049 (A)	1,200	1,200
Miami-Dade County, Housing Finance Authority, Sunset Bay Apartments Project, RB
0.250%, 12/01/2023 (A)	1,000	990
Miami-Dade County, Industrial Development Authority, Waste Management Project, AMT, RB
1.055%, 11/01/2048 (A)	500	481
Mizuho Floater, Ser 2021-MIZ9072, RB
0.930%, 05/01/2034 (A)(B)(C)	890	890
Mizuho Floater, Ser 2022-MIZ9087, RB
0.930%, 05/01/2035 (A)(B)(C)	3,135	3,135

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Sumter County, Utility Dependent District, Sumter Water Conservation Authority, RB, AGM
4.000%, 10/01/2023	$640	$658
Palm Beach County, Educational Facilities Authority, Palm Beach Atlantic University, RB
4.000%, 10/01/2024	225	230
4.000%, 10/01/2025	235	241
Tender Option Bond Trust Receipts, Ser 2020-XM0873, RB
0.850%, 07/01/2027 (A)(C)	3,930	3,930

		39,880

Georgia — 4.0%
Bartow County, Development Authority, Georgia Power Plant, RB
2.750%, 12/01/2032 (A)	2,075	2,078
Burke County, Development Authority, Georgia Power Company Plant Vogtle Project, RB
2.250%, 10/01/2032 (A)	500	499
1.550%, 12/01/2049 (A)	3,000	2,995
Cobb County, Kennestone Hospital Authority, Wellstar Health System, RB
5.000%, 04/01/2023	545	560
College Park, Business & Industrial Development Authority, Ser B, RB
1.250%, 07/01/2025 (A)	2,125	2,062
Georgia State, Main Street Natural Gas, RB
4.000%, 08/01/2048 (A)	10,670	10,898
Georgia State, Main Street Natural Gas, Ser A, RB
4.000%, 03/01/2026	500	519
4.000%, 09/01/2026	415	432
Georgia State, Main Street Natural Gas, Ser B, RB
4.000%, 08/01/2049 (A)	7,250	7,478
1.461%, 04/01/2048 (A)	6,500	6,460
Georgia State, Main Street Natural Gas, Ser C, RB
4.000%, 05/01/2052 (A)	1,540	1,577
Georgia State, Main Street Natural Gas, Ser E, RB
1.250%, 08/01/2048 (A)	1,500	1,499
Georgia State, Private Colleges & Universities Authority, Ser B, RB
1.100%, 10/01/2039 (A)	1,850	1,850
Main Street Natural Gas, Ser A, RB
4.000%, 12/01/2024	1,100	1,125

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Monroe County, Development Authority, Oglethorpe Power Company Project, RB
1.500%, 01/01/2039 (A)	$750	$731
Municipal Electric Authority, Project One, RB
5.000%, 01/01/2023	1,000	1,018
Tender Option Bond Trust Receipts, Ser 2020-XM0871, RB
0.850%, 01/01/2026 (A)(C)	5,835	5,835

		47,616

Guam — 0.1%
Guam, Power Authority, Ser A, RB
5.000%, 10/01/2023	1,000	1,031

Idaho — 0.0%
Boise, Airport Revenue, Employee Parking Facilities Project, AMT, RB
4.000%, 09/01/2024	395	407
4.000%, 09/01/2025	410	427
4.000%, 09/01/2026	425	445

		1,279

Illinois — 6.0%
Chicago O'Hare, International Airport, Ser B, RB
5.000%, 01/01/2023	1,645	1,676
Chicago, Park District, Ser B, GO
5.000%, 01/01/2026	550	570
Chicago, Ser A, GO
5.000%, 01/01/2024	1,400	1,438
Chicago, Special Assessment Revenue, Lakeshore East Project, RB
1.990%, 12/01/2023	280	275
Chicago, Wastewater Transmission Revenue Authority, RB
5.000%, 01/01/2023	30	30
Chicago, Waterworks Revenue Authority, Ser A, RB
5.000%, 11/01/2023	3,000	3,008
Cook County, Community High School District No. 233 Homewood-Flossmoor, GO
4.000%, 12/01/2023	1,540	1,587
4.000%, 12/01/2024	1,605	1,667
Cook County, School District No. 87 Berkeley, GO, AGM
5.000%, 12/01/2024	500	536
Cook County, Ser A, GO
5.000%, 11/15/2022	2,000	2,030
Cook County, Ser B, GO
4.000%, 11/15/2022	2,000	2,021

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Geneva City, GO
4.000%, 02/01/2026	$400	$422
Granite City, Madison Waste Management, AMT, RB
1.250%, 05/01/2027	4,100	3,586
Illinois State, Finance Authority, Advocate Health Care, RB
Pre-Refunded @ 100
5.000%, 06/01/2023 (F)	600	619
Illinois State, Finance Authority, Field Museum of Natural History, RB
1.222%, 11/01/2034 (A)	4,000	4,016
Illinois State, Finance Authority, Health Care System Project, RB
5.000%, 05/15/2050 (A)	1,500	1,571
Illinois State, Finance Authority, Northshore University, RB
0.400%, 08/15/2049 (A)	5,000	5,000
Illinois State, Finance Authority, University of Illinois Health Services, RB
5.000%, 10/01/2023	250	260
Illinois State, Housing Development Authority, RB
1.680%, 05/15/2050 (A)(B)	1,000	1,006
Illinois State, Housing Development Authority, Ser C, RB
2.300%, 02/01/2026	1,000	985
Illinois State, Regional Transportation Authority, Ser B, RB
1.350%, 06/01/2025 (A)	3,400	3,400
Illinois State, Ser A, GO
5.000%, 11/01/2022	15,695	15,907
5.000%, 03/01/2023	1,000	1,023
Illinois State, Ser C, GO
4.000%, 03/01/2023	6,675	6,778
Illinois State, Ser D, GO
5.000%, 11/01/2022	4,000	4,054
Illinois State, Toll Highway Authority, Ser C, RB
5.000%, 01/01/2029	20	21
Joliet, Waterworks & Sewerage Revenue, RB
5.000%, 01/01/2024	1,000	1,041
Kane, Cook & DuPage Counties, Community College District No. 509, Ser B, GO
4.000%, 12/15/2022	200	203
Mount Vernon, GO, BAM
4.000%, 12/15/2022	1,065	1,079
Peoria, Ser A, GO, BAM
4.000%, 01/01/2023	750	759

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Railsplitter, Tobacco Settlement Authority, RB
5.000%, 06/01/2023	$1,270	$1,305
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2025	1,000	1,060
Sangamon, Logan & Menard Counties, Community Unit School District No. 15, Ser B, GO, BAM
5.000%, 12/01/2023	200	209
Tender Option Bond Trust Receipts, Ser 2021-XF1223, RB
0.800%, 06/15/2048 (A)(C)	2,709	2,709
Waukegan, Water & Sewer System Revenue, RB, AGM
4.000%, 12/30/2022	225	228
4.000%, 12/30/2023	250	257
West Chicago, Park District, Ser B, GO, BAM
3.000%, 12/01/2022	200	202
3.000%, 12/01/2023	220	223
Will County, Community Unit School District No. 201-U Crete-Monee, GO, AGM
0.000%, 11/01/2022 (D)	1,625	1,613

		74,374

Indiana — 2.6%
Brownsburg, 1999 School Building, RB
1.750%, 02/01/2023 (C)	2,795	2,796
Evansville & Vanderburgh County, Building Authority, Lease Rental Revenue, GO, AGM
3.000%, 01/15/2023	200	202
3.000%, 07/15/2023	200	202
3.000%, 01/15/2024	250	253
Fort Wayne, Redevelopment Authority, Grand Wayne Center Project, RB
4.000%, 02/01/2025	500	521
4.000%, 08/01/2025	810	849
Indiana State, Finance Authority, Indiana University Health, RB
2.250%, 12/01/2058 (A)	7,150	7,172
Indiana State, Finance Authority, Indianapolis Power, AMT, RB
0.950%, 12/01/2038 (A)	2,000	1,764
Indianapolis, Local Public Improvement Bond Bank, Ser A, RB
5.000%, 06/01/2023	1,400	1,446
5.000%, 06/01/2025	650	697
Marion, High School Building, Ser A, RB
4.000%, 07/15/2022	105	105
4.000%, 01/15/2023	230	233

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Rockport City, Indiana Pollution Control Revenue Bonds, AEP Generating Company Project, Ser 1995A, RB
1.350%, 07/01/2025 (A)	$1,000	$1,000
Rockport City, Indiana Pollution Control Revenue Bonds, Indiana Michigan Power Company Project, Ser B, RB
3.050%, 06/01/2025	10,465	10,627
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	4,865	5,101

		32,968

Kansas — 0.8%
Kansas State, Department of Transportation, Ser C, RB
1.243%, 09/01/2024 (A)	1,000	998
1.143%, 09/01/2023 (A)	8,525	8,510

		9,508

Kentucky — 2.5%
Kentucky State, Asset Liability Commission, Ser A, RB
5.000%, 11/01/2024	2,050	2,186
Kentucky State, Housing Corporation, Cambridge Square Project, RB
0.300%, 08/01/2024 (A)	1,500	1,440
Kentucky State, Housing Corporation, RB
1.400%, 12/01/2022 (A)	2,175	2,175
Kentucky State, Public Energy Authority, Ser A, RB
4.000%, 12/01/2049 (A)	7,500	7,707
Kentucky State, Public Energy Authority, Ser B, RB
4.000%, 07/01/2022	1,000	1,002
Kentucky State, Public Energy Authority, Ser C, RB
4.000%, 06/01/2022	1,430	1,430
4.000%, 12/01/2022	2,000	2,019
Louisville & Jefferson County, Metropolitan Sewer District, RB
3.000%, 10/14/2022	3,500	3,519
Mercer County, Solid Waste Disposal Facility, AMT, RB
1.300%, 05/01/2023	6,000	5,962
Rural, Water Financing Agency, RB
0.400%, 05/01/2023	2,135	2,089

		29,529

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisiana — 1.9%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
1.046%, 05/01/2043 (A)	$1,985	$1,947
0.600%, 05/01/2043 (A)	4,640	4,551
Louisiana State, Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewer, RB
0.875%, 02/01/2046 (A)	2,000	1,892
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser 2007A, RB
1.650%, 09/01/2027 (A)	1,255	1,248
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser 2010B, RB
2.000%, 10/01/2040 (A)	2,000	2,000
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser 2013C, RB
1.650%, 09/01/2034 (A)	2,060	2,048
Louisiana State, Stadium & Exposition District, RB
4.000%, 07/03/2023	500	507
St. John the Baptist Parish, Marathon Oil Project, RB
2.125%, 06/01/2037 (A)	8,000	7,806

		21,999

Maryland — 1.7%
Maryland State, Community Development Administration, Ser A, RB
1.330%, 01/01/2024 (C)	4,000	3,935
Maryland State, Community Development Administration, Ser B, RB
0.625%, 06/01/2022	775	775
Maryland State, Economic Development, Potomac Electric Power Company Project, RB
1.700%, 09/01/2022	3,000	3,000
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical, RB
5.000%, 07/01/2045 (A)	6,250	6,639
Montgomery County, Trinity Health Credit Group Project, RB
1.350%, 12/01/2041 (A)	1,000	1,000
Tender Option Bond Trust Receipts, Ser 2018-XF2763, RB
0.850%, 05/01/2026 (A)(C)	5,500	5,500

		20,849

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts — 2.0%
Boston, Housing Authority, Ser B, RB
5.000%, 10/01/2023	$350	$365
5.000%, 04/01/2025	400	432
Massachusetts State, Development Finance Agency, Brandeis University, Ser S, RB
5.000%, 10/01/2022	2,195	2,221
5.000%, 10/01/2023	2,400	2,499
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
1.280%, 07/01/2049 (A)(C)	6,250	6,204
Massachusetts State, Development Finance Agency, Ser A, RB
5.000%, 07/01/2022	400	401
Massachusetts State, Development Finance Agency, Ser B, RB
0.250%, 07/01/2024 (A)	1,000	975
Massachusetts State, Development Finance Agency, Springfield College, RB
5.000%, 06/01/2024	1,015	1,053
Massachusetts State, Development Finance Agency, Waste Management Project, AMT, RB
1.250%, 05/01/2027 (C)	2,500	2,187
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	725	749
Massachusetts State, Development Finance Agency, Wellforce, Ser C, RB, AGM
5.000%, 10/01/2027	435	485
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2024	575	602
5.000%, 07/01/2025	850	905
5.000%, 07/01/2026	1,000	1,081
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser G, RB, AGM
1.030%, 07/01/2042 (A)	1,325	1,325
Massachusetts State, Housing Finance Agency, Sustainability Bonds, Ser A, RB
0.450%, 12/01/2024	1,000	948
Massachusetts State, Ser B, GO
5.000%, 07/01/2023	1,270	1,317

		23,749

Michigan — 2.6%
Carman-Ainsworth, Community Schools, GO
4.000%, 05/01/2023	1,225	1,250
Dearborn, School District, GO, BAM
3.000%, 05/01/2024	970	984

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Detroit, Downtown Development Authority, Catalyst Development Project, Ser A, TA, AGM
5.000%, 07/01/2022	$500	$502
5.000%, 07/01/2023	585	604
Hazel Park, School District, GO
4.000%, 05/01/2023	1,515	1,545
Michigan State, Finance Authority, Bronson Healthcare Group, RB
3.500%, 11/15/2044 (A)	2,450	2,466
Michigan State, Finance Authority, Local Government Loan Program, RB, AGM
5.000%, 07/01/2023	1,335	1,382
Michigan State, Hospital Finance Authority, Ascension Health Care Project, RB
4.000%, 11/15/2047 (A)	3,825	3,902
Michigan State, Housing Development Authority, RB
1.500%, 11/01/2023 (A)	3,000	2,978
Michigan State, Housing Development Authority, Ser A, RB
3.300%, 04/01/2026	6,135	6,158
Saline, Area Schools, Ser III, GO
5.000%, 05/01/2023	1,035	1,067
5.000%, 05/01/2024	1,050	1,109
Tender Option Bond Trust Receipts, Ser 2020-XF0970, RB
0.830%, 05/01/2028 (A)(C)	5,350	5,350
Tender Option Bond Trust Receipts, Ser 2021-XF1115, RB
0.740%, 10/15/2051 (A)(C)	700	700
Tender Option Bond Trust Receipts, Ser 2021-XF2936, RB
0.880%, 12/01/2022 (A)(B)(C)	1,739	1,739
Wayne County, Airport Authority, Ser A, AMT, RB
5.000%, 12/01/2022	1,000	1,002

		32,738

Minnesota — 0.5%
Central Minnesota, Municipal Power Agency, Southern Twin Cities Transmission Project, RB, AGM
5.000%, 01/01/2024	285	299
Minnesota State, Higher Education Facilities Authority, Ser A, RB
5.000%, 10/01/2025	335	362

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minnesota State, Housing Finance Agency, Ser C, AMT, RB, GNMA/FNMA/FHLMC
1.200%, 01/01/2027	$580	$540
1.050%, 07/01/2026	1,175	1,099
0.950%, 01/01/2026	1,165	1,097
0.875%, 07/01/2025	1,155	1,097
0.800%, 01/01/2025	575	550
Minnesota State, Municipal Gas Agency, Ser A, RB
4.000%, 12/01/2024	1,500	1,558
Minnesota State, Rural Water Finance Authority, RB
0.300%, 08/01/2022	525	523

		7,125

Mississippi — 0.6%
Mississippi, Development Bank Special Obligation, Mississippi Sales Tax Revenue Infrastructure Project, RB
5.000%, 09/01/2022	600	606
5.000%, 09/01/2023	855	887
Warren County, Mississippi Environmental Improvement Revenue, International Paper Co. Project, AMT, RB
1.600%, 08/01/2027 (A)	2,000	1,927
Warren County, Mississippi Gulf Opportunity Zone Revenue, International Paper Co. Project, RB
1.375%, 08/01/2027 (A)	2,500	2,392

		5,812

Missouri — 0.8%
Centeral Southwest Missouri, Ozarks Technical Community College, COP
5.000%, 03/01/2024	215	226
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2026	470	510
Missouri State, Public Utilities Commission, RB
0.750%, 08/01/2023	5,000	4,913
Mizuho Floater, Ser 2020-MIZ9055, RB
0.930%, 06/01/2033 (A)(B)(C)	2,500	2,500
Mizuho Floater, Ser 2022-MIZ9086, RB
0.930%, 09/01/2034 (A)(B)(C)	2,555	2,555

		10,704

Montana — 0.3%
Mizuho Floater, Ser 2021-MIZ9061, RB
0.930%, 06/01/2034 (A)(B)(C)	2,015	2,015
Mizuho Floater, Ser 2021-MIZ9062, RB
0.930%, 06/01/2034 (A)(B)(C)	1,105	1,105

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Montana State, Facility Finance Authority, Billings Clinic Obligated Group, RB
5.000%, 08/15/2023	$440	$457

		3,577

Nebraska — 1.1%
Gretna, RB
5.000%, 12/15/2025	2,000	2,129
Nebraska State, Public Power District, Ser A, RB
0.600%, 01/01/2051 (A)	4,200	4,131
Tender Option Bond Trust Receipts, Ser 2022-XM0964, RB
0.860%, 09/01/2032 (A)(C)	7,050	7,050

		13,310

New Jersey — 5.6%
Bayonne, GO, AGM
0.000%, 07/01/2023 (D)	1,000	980
Gloucester County, Improvement Authority, The Rowan University Student Project, RB
0.600%, 03/01/2024	500	479
Hudson County, Improvement Authority, RB
3.000%, 04/17/2023	1,500	1,515
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2023	1,000	1,020
New Jersey State, Economic Development Authority, American Water Company, AMT, RB
1.150%, 06/01/2023	1,000	990
New Jersey State, Economic Development Authority, American Water Company, RB
1.000%, 06/01/2023	1,300	1,287
New Jersey State, Economic Development Authority, Cigarette Tax, Ser S, RB
5.000%, 06/15/2022	200	200
New Jersey State, Economic Development Authority, Municipal Rehabilitation, Ser S, RB
5.250%, 04/01/2026 (A)	3,500	3,773
5.250%, 04/01/2027 (A)	3,320	3,632
5.000%, 06/15/2023	455	469
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
5.000%, 03/01/2025	1,590	1,619
1.930%, 09/01/2025 (A)	1,050	1,062
New Jersey State, Economic Development Authority, Ser GGG, RB
5.250%, 09/01/2023 (C)	3,500	3,638

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Transit Corp. Project, Ser B, RB
5.000%, 11/01/2024	$14,780	$15,607
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2025	2,850	3,069
New Jersey State, Housing & Mortgage Finance Agency, RB
0.750%, 05/01/2023 (A)	1,000	1,000
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 12/15/2024	3,000	3,175
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 06/15/2025	2,000	2,049
New Jersey State, Transportation Trust Fund Authority, Ser A, RB, AGM
5.250%, 12/15/2023	1,345	1,413
New Jersey State, Transportation Trust Fund Authority, Ser D, RB
5.000%, 12/15/2023	500	521
New Jersey State, Turnpike Authority, Ser C, RB
1.343%, 01/01/2023 (A)	5,665	5,668
New Jersey State, Turnpike Authority, Ser D1, RB
1.443%, 01/01/2024 (A)	1,000	1,008
Newark, Board of Education, GO
5.000%, 07/15/2024	600	634
Newark, Ser A, GO
5.250%, 07/15/2024	1,000	1,054
5.000%, 10/01/2022	850	859
Newark, Ser A, GO, AGM
5.000%, 10/01/2024	1,500	1,588
Newark, Ser B, GO, AGM
5.000%, 10/01/2024	1,060	1,122
Orange Township, GO, AGM
2.000%, 12/01/2022	845	847
Passaic, Ser A, GO
5.000%, 08/01/2022	680	684
5.000%, 08/01/2024	695	736
5.000%, 08/01/2025	700	756
Plainfield, GO
1.000%, 08/16/2022	4,000	3,997
Plainfield, GO, AGM
4.000%, 08/15/2023	1,220	1,253

		67,704

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Mexico — 0.2%
Farmington, Pollution Control Revenue, AMT, RB
1.200%, 06/01/2040 (A)	$1,750	$1,750
Santa Fe, Public School District, GO
4.000%, 08/01/2024	600	625

		2,375

New York — 13.0%
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8063, AMT, RB
1.080%, 10/01/2045 (A)(B)(C)	1,945	1,945
Greater Southern Tier, Board of Cooperative Educational Services District, RB
1.000%, 06/30/2022	2,000	1,999
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2024	1,245	1,324
Long Island, Power Authority, Ser B, RB
1.650%, 09/01/2049 (A)	2,945	2,894
0.850%, 09/01/2050 (A)	2,000	1,884
Long Island, Power Authority, Ser C, RB
1.493%, 05/01/2033 (A)	900	899
Metropolitan New York, Transportation Authority, RB, AGM
1.079%, 11/01/2032 (A)	1,000	987
Metropolitan New York, Transportation Authority, Ser A, RB, BAN
5.000%, 02/01/2023	2,100	2,136
Metropolitan New York, Transportation Authority, Ser D, RB
1.130%, 11/15/2044 (A)	1,000	996
0.853%, 11/01/2035 (A)	2,855	2,801
Metropolitan New York, Transportation Authority, Ser D-1, RB
5.000%, 09/01/2022	1,000	1,008
Monroe County, Industrial Development, Rochester Regional Health Project, RB
5.000%, 12/01/2022	400	407
5.000%, 12/01/2023	400	418
5.000%, 12/01/2024	550	578
New Paltz, Ser D, GO
1.500%, 10/07/2022	9,231	9,228
New York & New Jersey State, Port Authority, Ser 226, AMT, RB
5.000%, 10/15/2025	2,000	2,158
New York City, GO, AGM
1.150%, 08/01/2026 (A)	1,900	1,900
New York City, Health & Hospitals, Ser A, RB
5.000%, 02/15/2024	740	777
New York City, Housing Development Authority, RB
1.100%, 11/01/2059 (A)	12,500	12,131

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Housing Development Authority, RB, FHA
0.600%, 05/01/2061 (A)	$3,000	$2,791
New York City, Housing Development Authority, Ser C, RB
2.350%, 07/01/2022	6,310	6,314
New York City, Housing Development Authority, Ser S, RB
2.100%, 11/01/2058 (A)	440	440
New York City, Industrial Development Agency, Sustainability Bonds, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2024	750	784
New York City, Ser 3-REM, GO
0.960%, 04/01/2042 (A)	1,500	1,500
New York City, Ser C, GO, AGC
1.100%, 10/01/2027 (A)	4,275	4,275
New York City, Ser F, GO
5.000%, 03/01/2023	1,625	1,669
New York City, Water & Sewer System, RB
1.000%, 06/15/2033 (A)	1,000	1,000
New York State, Dormitory Authority, RB
5.000%, 10/01/2024	4,645	4,936
New York State, Dormitory Authority, RB, BAM
5.000%, 10/01/2025	5,730	6,218
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/2024	1,025	1,090
New York State, Housing Finance Agency, Sustainability Bonds, Ser E, RB
0.950%, 05/01/2025	2,110	2,012
0.850%, 11/01/2024	3,890	3,753
New York State, Housing Finance Agency, Sustainability Bonds, Ser J, RB
0.750%, 05/01/2025	3,500	3,312
New York State, Housing Finance Agency, Sustainability Bonds, Ser P, RB
1.600%, 11/01/2024	5,000	4,904
New York State, Transportation Development, Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
5.000%, 01/01/2023	1,365	1,377
New York State, Transportation Development, Terminal 4 JFK International Airport, AMT, RB
5.000%, 12/01/2022	250	253
5.000%, 12/01/2023	645	665
5.000%, 12/01/2026	1,000	1,064

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Transportation Development, Terminal 4 JFK International Airport, RB
5.000%, 12/01/2023	$1,800	$1,862
5.000%, 12/01/2024	900	948
5.000%, 12/01/2025	800	854
5.000%, 12/01/2026	1,000	1,077
New York State, Urban Development, Ser A, RB
5.000%, 03/15/2025	1,370	1,402
Nuveen, New York AMT-Free Quality Municipal Income Fund, Tax Exempt
1.180%, 05/01/2047 (A)(C)	4,000	4,000
Onondaga County, Industrial Development Agency, RB
4.000%, 12/01/2024 (A)	5,950	6,100
Oyster Bay, GO
4.000%, 11/01/2022	870	879
3.000%, 03/09/2023	4,000	4,031
Rochester, Ser II, GO, BAN
2.000%, 08/03/2022	1,000	1,002
Tender Option Bond Trust Receipts, Ser 2021-XF1125, RB
0.740%, 05/15/2051 (A)(C)	600	600
Tender Option Bond Trust Receipts, Ser 2021-XG0321, RB
0.740%, 03/15/2048 (A)(C)	2,505	2,505
Tender Option Bond Trust Receipts, Ser 2022-ZL0225, RB
0.710%, 05/15/2028 (A)(C)	1,340	1,340
Tompkins-Seneca-Tioga, Board of Cooperative Educational Services, RB
2.000%, 06/30/2022	20,000	20,011
Triborough, Bridge & Tunnel Authority, RB
5.000%, 05/15/2050 (A)	3,000	3,300
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2024	1,655	1,679
Troy, GO
1.500%, 07/29/2022	5,000	5,002
Utility Debt Securitization Authority, Ser A, RB
5.000%, 06/15/2026	525	556
Yonkers, Ser A, GO
5.000%, 09/01/2022	1,000	1,008
5.000%, 09/01/2023	1,000	1,038
4.000%, 02/15/2023	265	269
Yonkers, Ser A, GO, BAM
5.000%, 09/01/2024	565	600
5.000%, 09/01/2025	750	812
Yonkers, Ser B, GO
4.000%, 02/15/2023	280	285

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Yonkers, Ser B, GO, BAM
5.000%, 10/15/2022	$700	$705
5.000%, 10/15/2023	690	716
5.000%, 10/15/2024	500	531
5.000%, 10/15/2025	500	541

		158,480

North Carolina — 2.1%
Charlotte-Mecklenburg, Hospital Authority, Ser E, RB
0.800%, 01/15/2048 (A)	1,000	946
Columbus County, Industrial Facilities & Pollution Control Financing Authority, Internal Paper Company Project, RB
1.375%, 05/01/2034 (A)	1,000	954
North Carolina State, Housing Finance Agency, Ser 47, RB, GNMA/FNMA/FHLMC
0.250%, 01/01/2024	1,930	1,875
North Carolina State, Turnpike Authority, RB
5.000%, 02/01/2024	19,365	20,178
University of North Carolina at Chapel Hill, Ser A, RB
0.836%, 12/01/2041 (A)	2,000	1,995

		25,948

North Dakota — 0.2%
Cass County, Joint Water Resource District, Ser A, GO
0.480%, 05/01/2024	1,000	966
Larimore, GO
0.850%, 05/01/2024	1,700	1,627

		2,593

Ohio — 2.6%
American Municipal Power, BAN
1.250%, 11/30/2022	310	309
American Municipal Power, City of Wapakoneta Project, Ser E, BAN
1.000%, 06/23/2022	500	500
American Municipal Power, Columbus Pioneer Village, BAN
1.250%, 12/01/2022	315	314
American Municipal Power, Combined Hydroelectric Project, RB
5.000%, 02/15/2023	1,000	1,023
1.000%, 02/15/2048 (A)	1,465	1,415
American Municipal Power, Freemont Energy Center Project, RB
5.000%, 02/15/2023	500	512
American Municipal Power, Prairie State Energy Campus, RB
5.000%, 02/15/2024	940	987

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Cleveland, Airport System Revenue, Ser A, AMT, RB
5.000%, 01/01/2025	$750	$794
Columbus, Ser A, GO
Pre-Refunded @ 100
4.000%, 08/15/2022 (F)	1,875	1,886
Dayton, School District, RB
3.000%, 12/01/2025	170	174
Fairview Park, City School District, GO
0.000%, 12/01/2022 (D)	515	511
Hamilton County, RB, AGM
Pre-Refunded @ 100
5.000%, 06/01/2022 (F)	2,800	2,800
Lancaster, Port Authority, Ser A, RB
5.000%, 08/01/2049 (A)	3,700	3,903
Lorain County, Ser A, GO
2.500%, 05/03/2023	1,455	1,458
Ohio State, Air Quality Development Authority, American Electric Company, AMT, RB
2.100%, 12/01/2027 (A)	3,000	2,921
Ohio State, Air Quality Development Authority, Duke Energy, AMT, RB
4.250%, 11/01/2039 (A)	1,500	1,560
Ohio State, Higher Educational Facility Commission, University Hospital Project, RB
0.950%, 01/15/2033 (A)	1,405	1,405
Ohio State, Higher Educational Facility Commission, Xavier University Project, RB
5.000%, 05/01/2023	390	401
Ohio State, Ser A, RB
5.000%, 06/15/2024	600	638
Ohio State, Ser D, RB
5.000%, 01/15/2039 (A)	1,275	1,326
Ohio State, University Hospital Project, RB
5.000%, 01/15/2023	200	204
5.000%, 01/15/2024	200	210
1.000%, 01/15/2049 (A)	1,500	1,500
Port of Greater Cincinnati, Development Authority, Convention Center Hotel Acquisition & Demolition Project, Ser A, RB
3.000%, 05/01/2023	5,000	4,994

		31,745

Oklahoma — 0.9%
Oklahoma County, Finance Authority, Midwest City-Del City Public School Project, RB
5.000%, 10/01/2022	1,000	1,012

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oklahoma State, Development Finance Authority, Gilcrease Expressway West Project, AMT, RB
1.625%, 07/06/2023	$2,840	$2,795
Oklahoma State, Development Finance Authority, Integris Obligated Group, RB
1.010%, 08/15/2031 (A)	2,305	2,305
0.980%, 08/15/2031 (A)	850	850
Osage County, Industrial Authority, RB
2.000%, 09/01/2023	2,000	1,992
Tender Option Bond Trust Receipts, Ser 2020-XF2884, RB
0.720%, 09/01/2045 (A)(B)(C)	1,365	1,365
University of Oklahoma, Ser B, RB
4.000%, 07/01/2022	350	351

		10,670

Oregon — 0.7%
Deschutes & Jefferson Counties, School District, GO
0.000%, 06/15/2024 (D)	470	449
Gilliam County, AMT, RB
3.000%, 08/01/2025 (A)	4,400	4,418
Port of Morrow, Ser A, GO
4.000%, 06/01/2022	220	220
4.000%, 06/01/2023	300	306
Port of Portland, Airport Revenue, RB
5.000%, 07/01/2023	275	284
Salem Hospital, Facility Authority, RB
5.000%, 05/15/2025	130	135
Tender Option Bond Trust Receipts, Ser 2021-XF1123, RB
0.930%, 10/01/2061 (A)(C)	3,065	3,065

		8,877

Pennsylvania — 6.6%
Allegheny County, Hospital Development Authority, Ser D2-B-REMK, RB
1.100%, 11/15/2024 (A)	1,000	990
Allegheny County, Hospital Development Authority, Ser Senior D2-E-REMK, RB
1.380%, 11/15/2047 (A)	3,000	2,969
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, RB
5.000%, 07/15/2023	1,315	1,360
Bethlehem, School District Authority, RB
0.879%, 07/01/2031 (A)	1,000	979
Central Bradford, Progress Authority, Guthrie Clinic Project, RB
1.000%, 12/01/2041 (A)	2,565	2,565

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kiski, School District, GO, BAM
5.000%, 03/01/2024	$550	$579
Lackawanna County, Industrial Development Authority, Scranton University, RB
5.000%, 11/01/2024	250	265
Lehigh County, General Purpose Authority, Lehigh Valley Academy, RB
4.000%, 06/01/2024	600	611
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
1.800%, 09/01/2029 (A)	3,610	3,606
Montgomery County, Higher Education & Health Authority, Abington Memorial Hospital Obligated Group, RB
5.000%, 06/01/2022	380	380
Montgomery County, Higher Education & Health Authority, RB
0.960%, 09/01/2050 (A)	3,000	3,000
Parkland, School District, Ser A, GO
4.000%, 02/01/2025	100	105
2.000%, 02/01/2023	200	201
Pennsbury, School District, GO
4.000%, 08/01/2024	1,260	1,310
4.000%, 08/01/2025	1,090	1,145
Pennsylvania State, Economic Development Financing Authority, AMT, RB
2.000%, 04/01/2049 (A)	750	750
Pennsylvania State, Economic Development Financing Authority, PPL Electric Utilities, RB
0.400%, 10/01/2023	1,700	1,650
Pennsylvania State, Economic Development Financing Authority, Republic Services Project, AMT, RB
1.900%, 06/01/2044 (A)	1,750	1,750
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, AMT, RB
1.750%, 08/01/2038 (A)	7,250	7,011
1.080%, 06/01/2041 (A)	500	482
Pennsylvania State, Higher Educational Facilities Authority, Abington Memorial Hospital Obligation Group, Ser A, RB
5.000%, 06/15/2023	6,140	6,341
5.000%, 06/15/2024	11,725	12,387
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University, RB
Pre-Refunded @ 100
5.000%, 09/01/2022 (F)	300	303

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Housing Finance Agency, RB
1.500%, 07/01/2024 (A)	$4,000	$3,963
1.250%, 02/01/2025 (A)	4,000	3,912
Pennsylvania State, Housing Finance Agency, Ser 120, RB
2.350%, 04/01/2027	1,295	1,281
Pennsylvania State, Turnpike Commission, Ser A, RB
4.000%, 12/01/2024	1,470	1,531
4.000%, 12/01/2025	720	759
1.280%, 12/01/2023 (A)	2,500	2,501
Pennsylvania State, Turnpike Commission, Ser A-2, RB
5.000%, 12/01/2024	35	38
Pennsylvania State, Turnpike Commission, Ser B, RB
1.380%, 12/01/2023 (A)	1,000	1,001
Philadelphia, Airport Revenue, Ser A, RB
5.000%, 07/01/2024	1,470	1,548
Philadelphia, School District, Ser 2020, GO
5.000%, 09/01/2022	2,700	2,724
5.000%, 09/01/2023	3,000	3,113
Pittsburgh, Water & Sewer Authority, Ser C, RB, AGM
1.330%, 09/01/2040 (A)	2,000	2,002
Southcentral Pennsylvania, General Authority, RB
5.000%, 05/01/2023	135	139
Tender Option Bond Trust Receipts, Ser 2020-XF2885, RB
0.720%, 09/01/2037 (A)(B)(C)	1,250	1,250
University of Pittsburgh, Commonwealth System of Higher Education, RB
1.040%, 02/15/2024 (A)	2,850	2,859
Wilkes-Barre, Finance Authority, University of Scranton, Ser A, RB
5.000%, 11/01/2024	475	504

		79,864

Puerto Rico — 0.0%
Puerto Rico, Industrial Tourist Educational Medical & Enviromental Control Facilities Financing Authority, RB
5.000%, 07/01/2022	145	146
5.000%, 07/01/2024	140	147

		293

Rhode Island — 0.5%
Rhode Island State, Health & Educational Building, RB
4.500%, 05/15/2023	2,000	2,049

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Rhode Island State, Housing & Mortgage Finance, Ser S, RB
0.450%, 10/01/2040 (A)	$830	$806
Rhode Island State, Student Loan Authority, Ser A, AMT, RB
5.000%, 12/01/2023	2,475	2,516

		5,371

South Carolina — 0.7%
Patriots Energy Group, Financing Agency, Ser A, RB
4.000%, 10/01/2048 (A)	6,885	7,038
South Carolina, Ports Authority, AMT, RB
5.000%, 07/01/2024	525	552

		7,590

Tennessee — 0.3%
Memphis, Health Educational & Housing Facility Board, Chickasaw Place Apartments Project, Ser 2020, RB
0.625%, 06/01/2023 (A)	1,160	1,160
Tennergy, Gas Revenue, Ser A, RB
4.000%, 09/01/2024	500	513
Tennessee, Energy Acquisition Gas Project, RB
5.000%, 11/01/2022	1,500	1,517
Tennessee, Energy Acquisition Gas Project, Ser A, RB
4.000%, 05/01/2048 (A)	785	795

		3,985

Texas — 11.9%
Alvin, Independent School District, Ser B, GO
0.450%, 02/15/2036 (A)	2,000	1,970
Angelina & Neches, River Authority, Jefferson Enterprise Energy Project, AMT, RB
0.450%, 12/01/2045 (A)	8,000	7,990
Arlington, Housing Finance, RB
3.500%, 11/01/2043 (A)	11,000	11,216
Beaumont, GO
5.000%, 03/01/2024	265	279
Central Texas, Regional Mobility Authority, Ser F, RB
5.000%, 01/01/2025	1,500	1,566
Clear Creek, Independent School District, GO
0.280%, 02/15/2038 (A)	1,000	938
Clifton, Higher Education Finance, Ser A, RB
5.000%, 08/15/2024	350	369

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Coastal Bend, Health Facilities, Ser B, RB, AGM
1.090%, 07/01/2031 (A)	$2,275	$2,275
Cypress-Fairbanks, Independent School District, Ser A, GO
1.250%, 02/15/2036 (A)	1,165	1,165
Cypress-Fairbanks, Independent School District, Ser B, GO
0.280%, 02/15/2040 (A)	1,435	1,375
Dallas County, Hospital District, GO
5.000%, 08/15/2022	1,875	1,889
Dallas, Hotel Occupancy Tax Revenue, RB
5.000%, 08/15/2024	505	532
Dallas-Fort Worth, International Airport Revenue, RB
5.000%, 11/01/2024	1,500	1,596
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2024	1,000	1,064
5.000%, 11/01/2026	1,250	1,382
5.000%, 11/01/2027	1,750	1,961
Denton, Independent School District, GO
2.000%, 08/01/2043 (A)	1,985	1,991
East Downtown, Redevelopment Authority, RB
5.000%, 09/01/2023	390	404
5.000%, 09/01/2025	295	315
Fort Bend, Independent School District, Ser A, GO
1.950%, 08/01/2049 (A)	1,660	1,660
Fort Bend, Independent School District, Ser B, GO
0.875%, 08/01/2050 (A)	795	758
0.720%, 08/01/2051 (A)	1,000	922
Galveston, Public Facility, The Oleanders at Broadway, RB
0.470%, 08/01/2025 (A)	1,500	1,424
Hale Center, Education Facilities, RB
5.000%, 03/01/2023	455	464
5.000%, 03/01/2024	850	883
5.000%, 03/01/2025	450	473
Harlandale, Independent School District, GO, BAM
2.000%, 08/15/2040 (A)	3,390	3,372
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
5.000%, 06/01/2032 (A)	3,565	3,678
5.000%, 07/01/2049 (A)	2,500	2,523
Harris County, Cultural Education Facilities Finance, Texas Medical Center, Ser A, RB
0.900%, 05/15/2050 (A)	1,000	987

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Harris County, Health Facilities Development, Christus Health Project, Ser A, RB, AGM
0.700%, 07/01/2031 (A)	$1,575	$1,575
0.050%, 07/01/2031 (A)	1,550	1,550
Houston, Airport System Revenue, Ser D, RB
5.000%, 07/01/2023	1,490	1,541
Houston, Independent School District, GO
3.500%, 06/01/2039 (A)	9,590	9,826
Irving, Hospital Authority, RB
1.780%, 10/15/2044 (A)	1,350	1,352
Katy, Independent School District, GO
1.500%, 08/15/2050 (A)	1,000	982
Kilgore, Independent School District, GO
2.000%, 02/15/2052 (A)	2,190	2,135
Midland County, Public Facility, RB
0.350%, 06/01/2024 (A)	1,000	970
Midlothian, Independent School District, Ser C, GO
2.000%, 08/01/2051 (A)	2,000	1,976
New Caney, Independent School District, GO
1.250%, 02/15/2050 (A)	1,305	1,279
North Hays County, Municipal Utility District No. 1, GO, BAM
3.000%, 08/15/2023	315	319
3.000%, 08/15/2024	325	331
3.000%, 08/15/2025	335	341
North Texas, Tollway Authority, RB
5.000%, 01/01/2023	185	189
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2025	4,000	4,075
Odessa, Housing Finance, Vera Odessa Apartment Project, RB, FHA
0.350%, 09/01/2023 (A)	1,500	1,477
Odessa, Junior College District, RB, AGM
4.000%, 07/01/2024	325	338
Port Arthur, Port Authority, RB, BAM
5.000%, 02/15/2026	200	219
San Antonio, Electric & Gas Systems Revenue, RB
5.000%, 02/01/2023	1,500	1,535
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
1.750%, 02/01/2033 (A)	8,705	8,584
San Antonio, Housing Trust Finance, Echo East Apartments, Ser A, RB, FNMA
0.500%, 05/01/2024	1,190	1,155
San Antonio, Water System, Ser 2013F-REMK, RB
1.000%, 05/01/2043 (A)	1,120	1,039

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Antonio, Water System, Ser Junior A, RB
2.625%, 05/01/2049 (A)	$1,750	$1,762
Tender Option Bond Trust Receipts, Ser 2021-MS0002, RB
0.880%, 06/15/2056 (A)(B)(C)	4,000	4,000
Tender Option Bond Trust Receipts, Ser 2021-XF1098, RB
0.930%, 01/01/2061 (A)(C)	10,550	10,550
Tender Option Bond Trust Receipts, Ser 2021-XF1099, RB
0.930%, 01/01/2061 (A)(C)	2,710	2,710
Tender Option Bond Trust Receipts, Ser 2021-XF1102, RB
0.930%, 07/01/2061 (A)(B)(C)	2,195	2,195
Tender Option Bond Trust Receipts, Ser 2021-XF1109, RB
0.930%, 07/01/2061 (A)(C)	5,900	5,900
Tender Option Bond Trust Receipts, Ser 2021-XF1119, RB
0.930%, 08/01/2061 (A)(C)	5,400	5,400
Tender Option Bond Trust Receipts, Ser XL0182, RB
0.740%, 07/01/2046 (A)(B)(C)	200	200
Texas State, Department of Housing & Community Affairs, RB
0.700%, 08/01/2040 (A)	1,830	1,789
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior B, RB
1.253%, 12/15/2026 (A)	1,405	1,379
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
1.235%, 09/15/2027 (A)	3,000	2,917
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2022	1,800	1,825
5.000%, 12/15/2023	500	516
Texas State, Municipal Power Agency, RB, AGM
3.000%, 09/01/2022	620	622
3.000%, 09/01/2023	1,500	1,521
Texas State, Ser B-REMK, GO
0.710%, 12/01/2041 (A)	180	180
Williamson County, Municipal Utility District No. 19a, Ser A, GO, BAM
4.500%, 08/15/2023	235	242
4.500%, 08/15/2024	245	257
4.500%, 08/15/2025	250	266

		144,440

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Utah — 0.0%
Murray, Hospital Revenue, Health Services Project, Ser C, RB
0.400%, 05/15/2036 (A)	$600	$600
Utah State, Infrastructure Agency, RB
4.000%, 10/15/2022	325	327
Vineyard Redevelopment Agency, RB, AGM
5.000%, 05/01/2023	400	412

		1,339

Virginia — 1.9%
Chesapeake Bay, Bridge & Tunnel District, RB, BAN
5.000%, 11/01/2023	2,000	2,075
Halifax County, Industrial Development Authority, RB
1.650%, 12/01/2041 (A)	2,000	1,968
Louisa, Industrial Development Authority, RB
1.650%, 11/01/2035 (A)	5,500	5,411
Louisa, Industrial Development Authority, Virginia Electric & Power Project, Ser 2008A, RB
1.900%, 11/01/2035 (A)	6,050	6,035
Mizuho Floater, Ser 2020-MIZ9025, RB
0.770%, 11/01/2035 (A)(B)(C)	4,600	4,600
Peninsula, Ports Authority, Dominion Terminal Associates Project, Ser R, RB
1.700%, 10/01/2033 (A)	500	500
Virginia State, Small Business Financing Authority, Elizabeth River Project, AMT, RB
5.500%, 01/01/2042	2,000	2,006

		22,595

Washington — 0.8%
Central Puget Sound, Regional Transit Authority Sales & Rental Car Taxes Revenue, Ser 2015S, RB
0.880%, 11/01/2045 (A)	6,000	5,832
Central Puget Sound, Regional Transit Authority, Ser S, RB
1.130%, 11/01/2045 (A)	1,525	1,523
Port of Seattle, Ser D, AMT, RB
5.000%, 05/01/2024	1,500	1,581
Seattle, Housing Authority, Northgate Plaza Project, RB
1.000%, 06/01/2026	1,000	946

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Short Duration Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington State, Higher Education Facilities Authority, Seattle University Project, RB
5.000%, 05/01/2023	$125	$128
5.000%, 05/01/2024	160	168

		10,178

West Virginia — 1.0%
West Virginia, Economic Development Authority, Appalachian Power Amos Project, RB
2.550%, 03/01/2040 (A)	2,515	2,487
West Virginia, Economic Development Authority, RB
3.750%, 12/01/2042 (A)	10,000	10,133

		12,620

Wisconsin — 3.8%
Clayton Town, Winnebago County, Ser B, RB
2.000%, 06/01/2026	1,155	1,105
Kaukauna, Sanitary Sewer System Revenue, Ser C, RB
2.625%, 09/01/2024	240	241
Kaukauna, Storm Water System Revenue, Ser D, RB
2.625%, 09/01/2024	660	662
Public Finance Authority, Renown Regional Medical Center, RB
5.000%, 06/01/2022	550	550
Public Finance Authority, Waste Management Inc. Project, AMT, RB
1.100%, 07/01/2029 (A)	10,550	9,550
1.100%, 04/01/2033 (A)	3,000	2,716
Tender Option Bond Trust Receipts, Ser 2020-XF2870, RB
0.900%, 11/01/2025 (A)(B)(C)	750	750
Tender Option Bond Trust Receipts, Ser 2020-XF2887, RB
0.900%, 06/15/2038 (A)(B)(C)	750	750
Tender Option Bond Trust Receipts, Ser 2020-XF2925, RB
0.880%, 06/15/2045 (A)(B)(C)	1,565	1,565
Tender Option Bond Trust Receipts, Ser 2021-XF1222, RB, AGM
0.820%, 12/15/2050 (A)(C)	2,512	2,512
Tender Option Bond Trust Receipts, Ser 2021-XF2931, RB
0.880%, 12/15/2040 (A)(B)(C)	2,345	2,345
Tender Option Bond Trust Receipts, Ser 2021-XF2933, RB
0.880%, 12/15/2040 (A)(C)	1,650	1,650

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, RB
0.990%, 02/15/2053 (A)	$1,000	$1,000
Wisconsin State, Health & Educational Facilities Authority, Saint John's Communities, RB
3.000%, 09/15/2022	110	110
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
0.700%, 09/01/2025	1,245	1,176
0.650%, 03/01/2025	1,700	1,619
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.500%, 11/01/2050 (A)	600	556
Wisconsin State, Ser 1, GO
5.000%, 05/01/2024	6,500	6,715
5.000%, 05/01/2027	8,425	9,207

		44,779

Multi-State — 1.7%
JPMorgan Chase Putters, Ser 5027, AMT, RB
0.830%, 03/20/2024 (A)(C)	11,300	11,300
Tender Option Bond Trust Receipts, Ser 2021-XF1132, RB
0.930%, 12/01/2061 (A)(B)(C)	7,200	7,200
Tender Option Bond Trust Receipts, Ser 2021-XF2945, RB
0.880%, 06/15/2043 (A)(B)(C)	2,840	2,840

		21,340

Total Municipal Bonds
(Cost $1,295,641) ($ Thousands)		1,276,022

Total Investments in Securities — 104.9%
(Cost $1,295,641) ($ Thousands)		$1,276,022

Percentages are based on Net Assets of $1,216,274 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2022, the value of these securities amounted to $192,331 ($ Thousands), representing 15.8% of the Net Assets of the Fund.

(D)	Zero coupon security.
(E)	Security is escrowed to maturity.
(F)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGC — Assured Guaranty Corporation

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

AGM— Assured Guaranty Municipal
AMT — Alternative Minimum Tax
BAM — Build America Mutual
BAN— Bond Anticipation Note
COP— Certificate of Participation
FHA— Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
LLC — Limited Liability Company
RB — Revenue Bond
Ser — Series
TA — Tax Allocation

As of May 31, 2022, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

California Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.4%
California — 99.4%
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2024	$1,390	$1,481
5.000%, 09/02/2025	990	1,078
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/2023	2,160	2,253
Anaheim, Housing & Public Improvements Authority, Electric Utility Generation System Improvements, Ser S, RB
5.000%, 10/01/2034	1,000	1,110
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	2,000	2,239
5.000%, 02/01/2028	4,000	4,546
Bakersfield, Wastewater Revenue, Ser A, RB
5.000%, 09/15/2029	1,250	1,356
Burbank, Redevelopment Agency Successor Agency, TA, BAM
5.000%, 12/01/2023	625	655
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	5,176
California State, Educational Facilities Authority, Chapman University Project, Ser A, RB
5.000%, 04/01/2029	400	455
5.000%, 04/01/2030	425	489
5.000%, 04/01/2031	470	547
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2025	400	436
California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/2026	650	709
California State, Educational Facilities Authority, University of Redlands Project, Ser A, RB
5.000%, 10/01/2023	830	862
California State, GO
5.000%, 08/01/2026	9,000	10,032
5.000%, 08/01/2027	3,000	3,335
5.000%, 08/01/2028	2,665	3,010
5.000%, 08/01/2031	5,000	5,602
5.000%, 11/01/2031	7,500	8,909
California State, GO, AGM
5.250%, 08/01/2032	2,000	2,441

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Children's Hospital of Orange County, RB
5.000%, 11/01/2027	$1,500	$1,689
California State, Health Facilities Financing Authority, City of Hope Project, RB
5.000%, 11/15/2027	1,200	1,269
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
5.000%, 11/15/2024	1,000	1,014
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	4,000	4,611
California State, Health Facilities Financing Authority, St. Joseph Health System, RB
5.000%, 10/01/2039 (A)	1,500	1,663
California State, Health Facilities Financing Authority, Stanford Health Care, RB
3.000%, 08/15/2054 (A)	2,000	2,045
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	1,000	1,126
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
5.000%, 11/15/2026	500	553
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	962	962
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,439	1,456
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2023	1,000	1,046
5.000%, 11/01/2030	3,000	3,503
California State, Infrastructure & Economic Development Bank, Ser B, RB
5.000%, 11/01/2029	2,125	2,455
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2024	500	525
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,173

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	$1,000	$1,064
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2025	500	531
5.000%, 07/01/2027	1,170	1,276
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	450	485
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
4.000%, 10/01/2029	1,260	1,279
California State, Municipal Finance Authority, Linxs APM Project, AMT, RB
5.000%, 12/31/2028	1,000	1,073
5.000%, 06/30/2029	1,300	1,388
5.000%, 12/31/2029	1,000	1,066
California State, Municipal Finance Authority, Orange County Civic Center Infrastructure Project, RB
5.000%, 06/01/2025	500	541
5.000%, 06/01/2026	310	343
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
5.000%, 05/15/2029	700	770
5.000%, 05/15/2030	900	994
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	500	534
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(B)	2,000	1,902
California State, Pollution Control Financing Authority, Waste Management Project, AMT, RB
2.500%, 11/01/2038 (A)	1,125	1,114
California State, Public Works Board, Ser B, RB
5.000%, 10/01/2028	2,005	2,267
California State, Public Works Board, Various Corrections Facilities Project, Ser A, RB
5.000%, 09/01/2025	3,600	3,826

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, School Facilities Project, GO
5.000%, 11/01/2029	$3,000	$3,135
California State, School Finance Authority, Aspire Public Schools, RB
5.000%, 08/01/2023 (B)	760	783
5.000%, 08/01/2023 (B)(C)	65	67
California State, Statewide Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/2023	500	520
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M, RB
5.000%, 04/01/2038 (A)	4,000	4,611
California State, Statewide Communities Development Authority, Student Housing, University of California, Irvine Campus Apartments, RB, BAM
4.000%, 05/15/2046	1,000	1,000
California State, Statewide Communities Development Authority, Viamonte Senior Living Project, RB
3.000%, 07/01/2025	875	875
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	1,200	1,223
California State, University Systemwide, Ser B-2-REMK, GO
0.550%, 11/01/2049 (A)	3,000	2,695
California State, Various Purpose, GO
5.000%, 11/01/2026	5,000	5,603
5.000%, 03/01/2029	1,300	1,512
5.000%, 10/01/2030	1,230	1,438
California State, Various Purpose, Group B, GO
5.000%, 09/01/2026	2,000	2,233
Carlsbad, Unified School District, Ser B, GO
6.000%, 05/01/2034	2,750	2,958
Chabot-Las Positas, Community College District, Ser B, GO
3.000%, 08/01/2030	1,250	1,261
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/2024	1,325	1,417
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,077
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB
3.050%, 04/15/2034	1,475	1,418

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Fresno, Joint Powers Financing Authority, Master Lease Project, Ser A, RB, AGM
5.000%, 04/01/2025	$1,500	$1,614
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2025 (C)	3,365	3,660
5.000%, 06/01/2026 (C)	1,500	1,670
5.000%, 06/01/2027 (C)	5,000	5,687
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, COP, AGM
5.000%, 09/01/2029	2,275	2,591
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2024	730	781
5.000%, 11/01/2025	1,000	1,093
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/2024	625	669
Inglewood, Redevelopment Agency Successor Agency, Merged Redevelopment Project, Sub-Ser, TA, BAM
5.000%, 05/01/2025	1,000	1,079
5.000%, 05/01/2026	500	552
Lancaster, Redevelopment Agency Successor Agency, Combined Redevelopment Project Areas, TA, AGM
5.000%, 08/01/2024	435	462
5.000%, 08/01/2025	570	619
Lodi, Public Financing Authority, RB, AGM
5.000%, 09/01/2026	1,000	1,108
Long Beach, Harbor Revenue, Ser A, AMT, RB
5.000%, 05/15/2026	1,100	1,201
5.000%, 05/15/2027	2,000	2,212
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/2024	750	794
Long Beach, Harbor Revenue, Ser C, AMT, RB
5.000%, 05/15/2026	2,370	2,560
Long Beach, Marina Revenue, RB
5.000%, 05/15/2023	700	718
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/2030	545	645
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
5.000%, 06/01/2026	2,400	2,668
Los Angeles County, Redevelopment Authority, Bunker Hill Project, Ser C, TA
5.000%, 12/01/2024	2,000	2,134

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser A, AMT, RB
5.000%, 05/15/2032	$2,680	$3,074
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser D, AMT, RB
5.000%, 05/15/2026	1,000	1,089
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2027	7,990	8,798
5.000%, 05/15/2028	1,000	1,111
5.000%, 05/15/2029	3,000	3,358
Los Angeles, Department of Airports, Ser B, AMT, RB
5.000%, 05/15/2025	2,000	2,140
Los Angeles, Department of Airports, Ser D, RB
5.000%, 05/15/2025	1,170	1,267
Los Angeles, Harbor Department, Ser A, RB
5.000%, 08/01/2025	1,000	1,085
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2025	2,000	2,172
5.000%, 07/01/2026	1,000	1,110
5.000%, 07/01/2029	3,940	4,562
5.000%, 07/01/2031	5,000	5,856
Los Angeles, Unified School District, Ser B1, GO
5.000%, 07/01/2029	1,000	1,127
Northern California, Energy Authority, Ser A, RB
4.000%, 07/01/2049 (A)	3,000	3,063
Northern California, Tobacco Securitization Authority, RB
4.000%, 06/01/2049	1,500	1,498
Palm Springs, Airport Revenue, Palm Springs International Airport Project, AMT, RB, BAM
5.000%, 06/01/2028	1,100	1,167
Pittsburg, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2023	3,000	3,105
Redlands, Unified School District, San Bernadino County, GO
5.000%, 07/01/2028	1,000	1,128
Riverside County, Redevelopment Successor Agency, Jurupa Valley Redevelopment Project, TA
5.000%, 10/01/2025	560	609
5.000%, 10/01/2026	500	555

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Riverside, Unified School District, Ser B, GO
4.000%, 08/01/2028	$1,000	$1,076
Roseville, Finance Authority, Ser A, Special Tax
5.000%, 09/01/2025	1,000	1,089
Sacramento County, Airport System Revenue, Ser B, RB
5.000%, 07/01/2026	1,000	1,099
Sacramento County, Sanitation Districts Financing Authority, RB
5.000%, 12/01/2028	1,000	1,156
5.000%, 12/01/2029	500	587
Sacramento, Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Bonds, Ser A, SAB
5.000%, 10/01/2026	850	947
Sacramento, Municipal Utility District, Financing Authority, Cosumnes Project, Ser D, RB
5.000%, 08/15/2026	1,000	1,109
Sacramento, Municipal Utility District, Ser I, RB
5.000%, 08/15/2028	1,000	1,147
Sacramento, Redevelopment Agency Successor Agency, Ser A, TA, BAM
5.000%, 12/01/2024	1,000	1,070
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2025	500	534
5.000%, 07/01/2026	400	434
5.000%, 07/01/2027	500	547
5.000%, 07/01/2028	1,000	1,088
5.000%, 07/01/2031	5,000	5,638
San Diego County, Sanford Burnham Presbyterian Medical Discovery Institute, RB
5.000%, 11/01/2024	1,200	1,283
San Diego County, Water Authority, RB
5.000%, 05/01/2025	2,155	2,338
San Diego County, Water Authority, Sub-Ser S1, RB
5.000%, 05/01/2028	2,500	2,860
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
5.000%, 07/01/2028	1,000	1,116
San Diego, Public Facilities Financing Authority, Capital Improvement Projects, Ser A, RB
5.000%, 10/15/2029	300	350
5.000%, 10/15/2030	400	473

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Diego, Regional Building Authority, County Operations Center Project, Ser A, RB
5.000%, 10/15/2027	$1,000	$1,091
San Diego, Unified School District, Ser E-2, GO
5.000%, 07/01/2031	1,000	1,191
San Francisco Bay Area, Rapid Transit District, Ser A, RB
5.000%, 07/01/2025	500	542
San Francisco Bay Area, Rapid Transit District, Ser C-1, GO
4.000%, 08/01/2031	2,000	2,160
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	2,694
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/2025	1,000	1,076
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser B, RB
5.000%, 05/01/2031	2,500	2,910
5.000%, 05/01/2032	2,500	2,891
San Francisco City & County, Redevelopment Agency Successor Agency, Mission Bay South Redevelopment Project, Ser S, TA
5.000%, 08/01/2023	425	441
San Francisco, Public Utilities Commission Water Revenue, Ser D, RB
5.000%, 11/01/2027	3,000	3,418
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser, RB
5.000%, 11/01/2026	4,500	5,034
San Joaquin, Delta Community College District, Ser A, GO
5.000%, 08/01/2025	2,000	2,175
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2025	1,000	1,062
5.000%, 03/01/2026	1,780	1,919
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser B, RB
5.000%, 03/01/2029	500	562
5.000%, 03/01/2030	700	792
5.000%, 03/01/2031	860	982
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, TA
5.000%, 08/01/2027	1,000	1,129

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

California Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Mateo-Foster City, Public Financing Authority, Ser B, RB
5.000%, 08/01/2025	$1,500	$1,633
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, GO
3.000%, 08/01/2032	1,000	1,000
3.000%, 08/01/2033	2,580	2,562
Santa Barbara County, Solid Waste Systems, Ser B, AMT, COP
5.000%, 12/01/2025	1,440	1,563
Solano County, COP
5.000%, 11/01/2025	700	765
Southern California, Metropolitan Water District, Ser A, RB
5.000%, 07/01/2025	1,400	1,524
Southern California, Public Power Authority, Magnolia Power Project, RB
5.000%, 07/01/2024	1,120	1,189
Southern California, Public Power Authority, Milford Wind Corridor, Phase II Project, RB
5.000%, 07/01/2030	800	945
Southern California, Public Power Authority, Natural Gas Project, Ser A, RB
5.250%, 11/01/2025	2,930	3,142
Southern California, Public Power Authority, Windy Point/Windy Flats Project, RB
5.000%, 04/01/2024	1,000	1,049
Southern California, Water Replenishment District, RB
5.000%, 08/01/2025	425	462
Stockton, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,111
5.000%, 09/01/2027	1,000	1,110
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	585	628
4.000%, 08/01/2028	435	470
4.000%, 08/01/2029	735	798
4.000%, 08/01/2030	1,320	1,432
Tuolumne, Wind Project Authority, Wind Project, Ser A, RB
5.000%, 01/01/2026	1,000	1,097
Tustin, Unified School District, Community Facilities District #97-1, Special Tax
5.000%, 09/01/2023	1,000	1,038
Union, Sanitary District Financing Authority, Ser A, RB
4.000%, 09/01/2031	500	552

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of California, Regents Medical Center Pooled Revenue, Ser L, RB
5.000%, 05/15/2024	$2,000	$2,115
University of California, Ser BE, RB
5.000%, 05/15/2028	1,000	1,149
Upland, Community Redevelopment Agency Successor Agency, Community Development Project, TA
5.000%, 09/01/2025	1,280	1,392
Vernon, Electric System Revenue, Ser A, RB
5.000%, 10/01/2027	1,000	1,090
5.000%, 04/01/2028	2,000	2,189
Western, Municipal Water District Facilities Authority, Ser A, RB
5.000%, 10/01/2033	2,000	2,341
Westlands, Water District, Ser A, RB, AGM
5.000%, 09/01/2025	1,430	1,560

Total Municipal Bonds
(Cost $325,038) ($ Thousands)		312,397

	Shares
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Cl F
0.570%**†	178,220	178

Total Cash Equivalent
(Cost $178) ($ Thousands)		178

Total Investments in Securities — 99.5%
(Cost $325,216) ($ Thousands)		$312,575

Percentages are based on Net Assets of $314,287 ($ Thousands).
**	Rate shown is the 7-day effective yield as of May 31, 2022.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2022, the value of these securities amounted to $2,753 ($ Thousands), representing 0.9% of the Net Assets of the Fund.

(C)	Security is escrowed to maturity.

ABAG — Association of Bay Area Governments
AGM— Assured Guaranty Municipal
AMT — Alternative Minimum Tax
BAM — Build America Mutual
Cl — Class
COP— Certificate of Participation
FHLMC — Federal Home Loan Mortgage Corporation

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

GO — General Obligation
RB — Revenue Bond
SAB— Special Assessment Bond
Ser — Series
TA — Tax Allocation

The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	312,397	–	312,397
Cash Equivalent	178	–	–	178
Total Investments in Securities	178	312,397	–	312,575

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2022 ($ Thousands):

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/22	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$2,333	$41,130	$(43,285)	$—	$—	$178	178,220	$1	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Massachusetts Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.2%
Massachusetts — 98.2%
Boston, Ser A, GO
5.000%, 03/01/2025	$500	$526
5.000%, 04/01/2027	1,000	1,133
4.000%, 11/01/2031	1,500	1,656
Hingham, GO
4.000%, 02/15/2030	340	371
4.000%, 02/15/2031	320	346
Lowell, GO
5.000%, 09/01/2027	1,520	1,727
Massachusetts Bay, Transportation Authority, RB
5.000%, 07/01/2031	1,000	1,197
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	602
5.250%, 07/01/2031	750	913
5.000%, 07/01/2025	1,000	1,090
5.000%, 07/01/2026	1,000	1,109
5.000%, 07/01/2027	1,500	1,700
Massachusetts State, Clean Water Trust, RB
5.000%, 02/01/2029	1,000	1,096
5.000%, 08/01/2030	1,315	1,564
Massachusetts State, Clean Water Trust, Ser 23B, RB
5.000%, 02/01/2029	800	931
Massachusetts State, Department of Transportation, Metropolitan Highway System, Ser A, RB
5.000%, 01/01/2027	1,000	1,116
Massachusetts State, Department of Transportation, RB
5.000%, 01/01/2027	1,020	1,145
Massachusetts State, Department of Transportation, Ser A, RB
5.000%, 01/01/2029	1,000	1,160
Massachusetts State, Development Finance Agency, Babson College Project, RB
5.000%, 10/01/2033	1,115	1,290
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	200	207
Massachusetts State, Development Finance Agency, Bentley University, Ser A, RB
5.000%, 07/01/2031	1,000	1,140
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health Project, RB
5.000%, 07/01/2028	585	649

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Boston College, Ser U, RB
5.000%, 07/01/2029	$1,000	$1,157
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	217
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser S, RB
5.000%, 10/01/2029	1,000	1,137
Massachusetts State, Development Finance Agency, Broad Institute Project, RB
5.000%, 04/01/2025	500	539
Massachusetts State, Development Finance Agency, CareGroup Project, Ser H, RB
5.000%, 07/01/2024	500	526
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	544
Massachusetts State, Development Finance Agency, CareGroup Project, Ser J, RB
5.000%, 07/01/2024	500	526
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	221
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser O, RB
5.000%, 12/01/2026	1,000	1,096
Massachusetts State, Development Finance Agency, Harvard University, RB
5.000%, 11/15/2032	1,000	1,229
Massachusetts State, Development Finance Agency, Harvard University, Ser A, RB
5.000%, 07/15/2026	2,280	2,544
5.000%, 10/15/2028	500	581
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	789
Massachusetts State, Development Finance Agency, Lesley University Project, RB
5.000%, 07/01/2024	1,000	1,052
Massachusetts State, Development Finance Agency, Milton Academy, Ser A, RB
5.000%, 03/01/2028	400	456
Massachusetts State, Development Finance Agency, Northeastern University, Ser A, RB
5.000%, 10/01/2025	970	1,056

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
5.000%, 07/01/2023	$1,045	$1,082
5.000%, 07/01/2025	1,000	1,076
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (A)	500	545
Massachusetts State, Development Finance Agency, Ser A, RB
5.000%, 07/01/2050 (B)	1,000	1,152
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	500	532
Massachusetts State, Development Finance Agency, Sterling and Francine Clark Art Institute, RB
4.000%, 07/01/2024	400	416
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2024	850	886
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
5.000%, 07/01/2031	1,000	1,074
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	700	723
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
5.000%, 09/01/2030	210	235
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2028	850	935
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 01/01/2026	400	421
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	592
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
5.000%, 07/01/2031	410	485
5.000%, 07/01/2032	440	521

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Port Authority, BosFuel Project, Ser A, AMT, RB
5.000%, 07/01/2027	$1,000	$1,100
5.000%, 07/01/2029	840	939
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,098
5.000%, 07/01/2028	1,250	1,379
5.000%, 07/01/2029	500	557
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2025	1,000	1,083
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,106
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	520	552
Massachusetts State, Ser A, GO
5.000%, 07/01/2026	2,625	2,919
Massachusetts State, Ser B, GO
5.000%, 07/01/2026	1,000	1,112
5.000%, 07/01/2027	1,000	1,134
5.000%, 01/01/2028	1,500	1,715
Massachusetts State, Ser D, GO
5.000%, 04/01/2026	1,000	1,106
Massachusetts State, Ser E, GO
5.000%, 11/01/2027	2,000	2,281
5.000%, 09/01/2028	1,000	1,156
5.000%, 11/01/2030	1,000	1,188
Massachusetts State, Transportation Fund Revenue, Rail Enhancement & Accelerated Program, RB
5.000%, 06/01/2030	1,000	1,051
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2026	1,000	1,110
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/2028	1,000	1,153
Massachusetts State, Water Resources Authority, Ser F, RB
5.000%, 08/01/2024	750	798
University of Massachusetts, Building Authority, Ser 1, RB
5.000%, 11/01/2030	1,500	1,731
University of Massachusetts, Building Authority, Ser 2019-1, RB
5.000%, 05/01/2025	500	540
University of Massachusetts, Building Authority, UMass Project, RB
5.000%, 11/01/2026	1,000	1,113

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Massachusetts Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Winchester, Municipal Purpose Loan, GO
5.000%, 07/01/2026	$500	$544
Woods Hole, Marthas Vineyard & Nantucket, Steamship Authority, Ser A, RB
5.000%, 03/01/2029	1,150	1,339
Worcester, GO
4.000%, 02/15/2030	285	306

Total Municipal Bonds
(Cost $79,959) ($ Thousands)		77,123

	Shares
CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl F
0.570%**†	392,509	393

Total Cash Equivalent
(Cost $393) ($ Thousands)		393

Total Investments in Securities — 98.7%
(Cost $80,352) ($ Thousands)		$77,516

Percentages are based on Net Assets of $78,554 ($ Thousands).
**	Rate shown is the 7-day effective yield as of May 31, 2022.
†	Investment in Affiliated Security.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AMT — Alternative Minimum Tax
Cl — Class
GO — General Obligation
RB — Revenue Bond
Ser — Series

The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	77,123	–	77,123
Cash Equivalent	393	–	–	393
Total Investments in Securities	393	77,123	–	77,516

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

The following is a summary of the transactions with affiliates for the period ended May 31, 2022 ($ Thousands):

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/22	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$3,058	$7,332	$(9,997)	$—	$—	$393	392,509	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

New Jersey Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 97.4%
Delaware — 2.6%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,157
5.000%, 01/01/2030	180	211
5.000%, 01/01/2031	115	137
5.000%, 01/01/2032	225	270
5.000%, 01/01/2033	225	269
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2024	1,000	1,046

		3,090

New Jersey — 81.4%
Bayonne City, Qualified General Improvement Project, GO, BAM
5.000%, 07/01/2024	825	874
Bergen County, GO
3.000%, 07/15/2029	1,000	1,019
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,360
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,045
Camden County, Improvement Authority, County Capital Program, RB
5.000%, 01/15/2025	420	451
5.000%, 01/15/2026	1,820	1,999
Carlstadt, School District, GO
5.000%, 05/01/2023	500	515
5.000%, 05/01/2025	500	526
Essex County, GO
5.000%, 08/01/2025	2,500	2,725
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/2025	1,000	1,112
Gloucester County, Improvement Authority, Rowan University Fossil Park, RB, BAM
5.000%, 07/01/2031	375	430
Gloucester County, Improvement Authority, Rowan University Project, Ser A, RB, AGM
5.000%, 11/01/2025	500	542
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
5.000%, 07/01/2026	1,000	1,074
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/2023	1,000	1,037
Hudson County, Improvement Authority, Vocational - Technical School Project, RB
5.000%, 05/01/2026	500	552

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Jersey City, Redevelopment Agency, RB
4.000%, 12/15/2031	$1,000	$1,077
Jersey City, Ser A, GO
5.000%, 11/01/2025	125	136
Middlesex County, Improvement Authority, New Brunswick Cultural Center Project, RB
5.000%, 07/01/2028	1,755	1,987
Monmouth County, GO
5.000%, 07/15/2025	3,280	3,571
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 03/01/2031	365	435
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser C, RB
5.000%, 12/01/2027	1,000	1,117
Montgomery Township, Board of Education, GO
5.000%, 04/01/2025	1,300	1,404
New Jersey State, Economic Development Authority, Cigarette Tax, RB
Pre-Refunded @ 100
5.000%, 06/15/2022 (A)	1,685	1,687
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059 (B)	2,000	1,985
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,124
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser II, RB
5.000%, 03/01/2025	2,500	2,504
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,264
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
5.000%, 07/01/2028	2,260	2,454
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	1,000	1,077
5.000%, 07/01/2033	350	405
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,077

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2033	$1,360	$1,486
New Jersey State, Educational Facilities Authority, Ser B, RB
5.000%, 03/01/2029	4,000	4,675
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,091
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
5.000%, 07/01/2027	1,905	2,024
New Jersey State, Environmental Infrastructure Trust, RB
5.000%, 09/01/2023	1,000	1,042
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	812
New Jersey State, Health Care Facilities Financing Authority, Atlanticare Health System, RB
5.000%, 07/01/2031	725	849
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2022 (A)	1,000	1,003
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	2,000	2,200
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2023	1,000	1,035
5.000%, 07/01/2031	1,080	1,165
New Jersey State, Health Care Facilities Financing Authority, Meridian Health System Obligated Group, RB
5.000%, 07/01/2023	985	988
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB
5.000%, 07/01/2027	1,000	1,094

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
5.000%, 07/01/2022	$500	$502
5.000%, 07/01/2025	1,000	1,082
5.000%, 07/01/2032	1,225	1,383
5.000%, 07/01/2045 (B)	1,500	1,637
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2030	1,250	1,391
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB
5.000%, 07/01/2026	1,000	1,041
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2022	1,500	1,525
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
5.000%, 12/01/2028	675	754
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2030	700	784
New Jersey State, Housing & Mortgage Finance Agency, Ser H, RB
5.000%, 04/01/2029	485	547
New Jersey State, Housing & Mortgage Finance Agency, Single Family Housing, AMT, RB
3.250%, 04/01/2025	785	791
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	200	228
5.000%, 07/01/2029	270	312
5.000%, 07/01/2030	260	298
5.000%, 07/01/2031	375	428
New Jersey State, Institute of Technology, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2022 (A)	1,400	1,405
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
4.000%, 06/15/2034	2,055	2,094
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2030	1,000	1,094
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2028	1,430	1,590

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	$1,000	$1,128
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	1,000	1,072
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,099
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,582
5.000%, 01/01/2029	960	1,076
North Hudson, Sewerage Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2022 (A)	90	90
Ocean County, Ser A, GO
5.000%, 08/01/2027	700	760
Passaic County, Improvement Authority, City of Paterson Project, RB
5.000%, 06/15/2023	400	414
5.000%, 06/15/2024	315	334
5.000%, 06/15/2025	250	271
5.000%, 08/01/2027	545	589
Rutgers State University, Ser M, RB
5.000%, 05/01/2027	1,000	1,102
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	568
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023 (C)	505	517
Somerset County, Ser A&B, GO
3.000%, 08/01/2030	540	546
Sparta Township, Board of Education, GO
5.000%, 02/15/2023	600	614
Sparta Township, Board of Education, GO
Pre-Refunded @ 100
5.000%, 02/15/2025 (A)	575	621
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2032	500	538
Tobacco Settlement Financing, Ser B, RB
3.200%, 06/01/2027	555	555
Township of Edison New Jersey, GO
3.000%, 03/15/2033	1,635	1,595
Verona Township, Board of Education, GO
5.000%, 03/01/2025	500	538

		93,524

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York — 10.8%
New York & New Jersey, Port Authority, AMT, RB
5.000%, 10/15/2029	$4,000	$4,283
5.000%, 11/01/2032	2,415	2,661
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2025	2,000	2,085
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/2023	1,000	1,048
New York & New Jersey, Port Authority, Ser 223, AMT, RB
5.000%, 07/15/2033	2,165	2,457

		12,534

Pennsylvania — 2.6%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,450	1,640
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2029	1,225	1,389

		3,029

Total Municipal Bonds
(Cost $115,472) ($ Thousands)		112,177

	Shares
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F
0.570%**†	1,341,994	1,342

Total Cash Equivalent
(Cost $1,342) ($ Thousands)		1,342

Total Investments in Securities — 98.6%
(Cost $116,814) ($ Thousands)		$113,519

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Percentages are based on Net Assets of $115,091 ($ Thousands).
**	Rate shown is the 7-day effective yield as of May 31, 2022.
†	Investment in Affiliated Security.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Security is escrowed to maturity.

AGM— Assured Guaranty Municipal
AMT — Alternative Minimum Tax
BAM — Build America Mutual
Cl — Class
GO — General Obligation
NATL— National Public Finance Guarantee Corporation
RB — Revenue Bond
Ser — Series

The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	112,177	–	112,177
Cash Equivalent	1,342	–	–	1,342
Total Investments in Securities	1,342	112,177	–	113,519

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2022 ($ Thousands)

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/22	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$4,865	$16,539	$(20,062)	$—	$—	$1,342	1,341,994	$1	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

New York Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.0%
New York — 98.0%
Broome County, Local Development, United Health Services Hospitals, RB, AGM
5.000%, 04/01/2030	$900	$1,043
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/2023	650	663
Buffalo, Ser A, GO
5.000%, 04/01/2025	425	459
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	382
5.000%, 08/01/2027	275	304
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	561
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/2022	600	602
Build NYC Resource, YMCA of Greater New York Project, RB
5.000%, 08/01/2022 (A)	200	201
Dutchess County, Local Development, Nuvance Health, Ser B, RB
5.000%, 07/01/2026	1,000	1,078
Erie County, Industrial Development Agency, Buffalo School District Project, RB
5.000%, 05/01/2025	500	540
Essex County, Industrial Development Agency, AMT, RB
2.100%, 03/01/2027 (B)	525	518
Genesee County, Funding, Rochester Regional Health Project, RB
5.000%, 12/01/2032	650	714
Hempstead, Local Development, Hofstra University Project, Ser A, RB
5.000%, 07/01/2026	800	871
Hudson Yards Infrastructure, RB
5.000%, 02/15/2034	1,970	2,321
Long Island, Power Authority, RB
5.000%, 09/01/2026	1,000	1,110
5.000%, 09/01/2027	1,000	1,122
1.000%, 09/01/2025	1,000	944
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2027	1,000	1,122
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2030	1,500	1,647
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/2023	1,000	1,015

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	$3,000	$3,322
Metropolitan New York, Transportation Authority, Ser B1, RB
5.000%, 11/15/2024	1,300	1,350
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2025	2,000	2,147
5.000%, 11/15/2026	1,000	1,074
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/2023	1,000	1,014
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2026	1,000	1,105
Monroe County, Industrial Development Authority, University of Rochester Project, RB
5.000%, 07/01/2025	750	808
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2026	1,050	1,152
Nassau County, Interim Finance Authority, RB
5.000%, 11/15/2024	700	751
Nassau County, Interim Finance Authority, Ser A, RB
5.000%, 11/15/2030	2,160	2,590
4.000%, 11/15/2032	1,000	1,102
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2022	895	898
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,089
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,122
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2024	2,000	2,088
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,500	1,511
New York & New Jersey, Port Authority, Ser 205, RB
5.000%, 11/15/2028	1,685	1,889
New York & New Jersey, Port Authority, Ser 231ST, AMT, RB
5.000%, 08/01/2033	1,500	1,722

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Housing Development Authority, RB, FHA
0.600%, 05/01/2061 (B)	$500	$465
New York City, Housing Development Authority, Ser B2, RB
Pre-Refunded @ 100
5.000%, 07/01/2023 (C)	2,500	2,592
New York City, Housing Development Authority, Ser C, RB
2.350%, 07/01/2022	720	720
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2028	1,000	1,104
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2029	1,750	1,974
New York City, Ser 1, GO
5.000%, 08/01/2028	1,000	1,115
New York City, Ser A2, GO
5.000%, 08/01/2026	2,000	2,226
New York City, Ser B-1, GO
5.000%, 08/01/2034	1,745	2,056
New York City, Ser C, GO
5.000%, 08/01/2025	4,150	4,525
5.000%, 08/01/2032	3,345	3,870
New York City, Ser C-1, GO
5.000%, 08/01/2027	1,000	1,132
New York City, Ser F-1, GO
5.000%, 08/01/2029	1,895	2,191
New York City, Sub-Ser I, GO
5.000%, 04/01/2028	1,405	1,605
5.000%, 04/01/2030	675	791
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S-1, RB
5.000%, 07/15/2026	500	535
5.000%, 07/15/2028	1,080	1,215
5.000%, 07/15/2031	1,000	1,179
5.000%, 07/15/2033	1,630	1,899
New York City, Water & Sewer System, RB
5.000%, 06/15/2031	2,000	2,399
New York City, Water & Sewer System, Ser AA, RB
5.000%, 06/15/2027	1,200	1,358
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/2024	1,000	1,064
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/2023	500	517

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
5.000%, 07/01/2026	$1,000	$1,068
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2024	1,000	1,059
5.000%, 07/01/2027	500	563
5.000%, 07/01/2030	1,095	1,268
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2026	1,720	1,917
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2023	1,000	1,035
5.000%, 07/01/2024	1,000	1,058
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026	1,500	1,661
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	837
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,111
New York State, Dormitory Authority, Ser A, RB
5.000%, 02/15/2025	2,250	2,363
5.000%, 03/15/2025	2,000	2,158
5.000%, 07/01/2025	500	545
5.000%, 07/01/2026	1,100	1,206
5.000%, 10/01/2029	2,500	2,812
5.000%, 03/15/2031	2,000	2,371
New York State, Dormitory Authority, Ser A, RB, AGM
5.000%, 10/01/2030	1,200	1,390
New York State, Dormitory Authority, Ser C, RB
5.000%, 03/15/2026	2,400	2,647
New York State, Dormitory Authority, Ser E, RB
5.000%, 03/15/2026	2,745	3,027
5.000%, 03/15/2026 (A)	5	6
5.000%, 03/15/2032	1,500	1,798
New York State, Dormitory Authority, St. Johns University Project, RB
5.000%, 07/01/2027	1,500	1,658
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/2023	455	472
4.000%, 07/01/2030	830	886

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, State University Dormitory Facilities Project, RB
5.000%, 07/01/2025	$1,000	$1,081
New York State, Dormitory Authority, State University Dormitory Facilities Project, Ser A, RB
5.000%, 07/01/2025	1,000	1,081
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2023 (C)	1,680	1,742
New York State, Environmental Facilities Authority, New York City Municipal Water Finance Authority Projects, Ser 2017A, RB
5.000%, 06/15/2026	500	554
New York State, Environmental Facilities Authority, Revolving Funds, RB
5.000%, 06/15/2024	750	774
New York State, Environmental Facilities Authority, Revolving Funds, Ser C, RB
5.000%, 02/15/2028	850	958
New York State, Mortgage Agency, Ser 189, AMT, RB
3.250%, 10/01/2025	2,500	2,512
New York State, Mortgage Agency, Ser 232, AMT, RB
5.000%, 04/01/2029	1,700	1,901
New York State, Thruway Authority, Ser B, RB
5.000%, 01/01/2029	1,100	1,260
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2027	1,000	1,116
New York State, Transportation Development, JFK International Airport Project, AMT, RB
5.000%, 12/01/2032	1,000	1,084
New York State, Transportation Development, JFK International Airport Project, RB
5.000%, 12/01/2030	1,000	1,107
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2030	1,275	1,328
New York State, Urban Development, RB
5.000%, 03/15/2025	500	540

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Urban Development, Ser A, RB
5.000%, 03/15/2025	$1,200	$1,297
New York State, Urban Development, Ser E, RB
5.000%, 03/15/2032	1,615	1,848
Onondaga Civic Development, Syracuse University Project, Ser A, RB
5.000%, 12/01/2029	600	689
Oyster Bay, GO, AGM
4.000%, 03/01/2028	825	885
Oyster Bay, GO, BAM
4.000%, 11/01/2026	800	849
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/2024 (A)	475	509
Sales Tax Asset Receivable, Ser A, RB
Pre-Refunded @ 100
5.000%, 10/15/2024 (C)	2,500	2,680
Schenectady County, Capital Resource, Union College Project, RB
5.000%, 07/01/2032	700	815
Suffolk County, Ser A, GO, AGM
5.000%, 02/01/2026	1,200	1,310
Suffolk County, Ser D, GO, BAM
5.000%, 10/15/2024	2,000	2,129
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Ser 2017C, RB
5.000%, 11/15/2028	2,000	2,313
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/2024	2,000	2,143
5.000%, 11/15/2028	1,125	1,242
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2023	2,000	2,093
5.000%, 11/15/2027	1,000	1,119
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	750	793
Utility Debt Securitization Authority, RB
5.000%, 06/15/2025	2,000	2,066
Westchester County, Local Development, Miriam Osborn Memorial Home Association Project, RB
5.000%, 07/01/2025	260	278
5.000%, 07/01/2026	300	324
Westchester County, Ser B, GO
5.000%, 11/15/2026	500	549
Westchester County, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	1,875

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)

Total Municipal Bonds
(Cost $164,000) ($ Thousands)		$160,243

	Shares
CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Cl F
0.570%**†	2,424,746	2,425

Total Cash Equivalent
(Cost $2,425) ($ Thousands)		2,425

Total Investments in Securities — 99.5%
(Cost $166,425) ($ Thousands)		$162,668

Percentages are based on Net Assets of $163,456 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2022.
†	Investment in Affiliated Security.
(A)	Security is escrowed to maturity.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM— Assured Guaranty Municipal
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
Cl — Class
FHA— Federal Housing Administration
GO — General Obligation
RB — Revenue Bond
Ser — Series

The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	160,243	–	160,243
Cash Equivalent	2,425	–	–	2,425
Total Investments in Securities	2,425	160,243	–	162,668

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2022 ($ Thousands):

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/22	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$707	$27,687	$(25,969)	$—	$—	$2,425	2,424,746	$3	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.0%
Pennsylvania — 99.0%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2031	$1,325	$1,489
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 08/01/2027	1,500	1,698
5.000%, 02/01/2030	500	589
Allegheny County, Higher Education Building Authority, Duquesne University, RB
5.000%, 03/01/2026	550	596
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	2,766
Allegheny County, Hospital Development Authority, UPMC Health Center Project, Ser B, RB, NATL
6.000%, 07/01/2023	1,000	1,044
Allegheny County, Hospital Development Authority, UPMC, RB
5.000%, 07/15/2029	2,000	2,257
Allegheny County, Port Authority, RB
5.000%, 03/01/2029	1,000	1,142
Allegheny County, Ser C-75, GO
5.000%, 11/01/2024	1,000	1,071
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	1,996
Berks County, Industrial Development Authority, Health Care Facilities, The Highlands At Wyomissing, RB
5.000%, 05/15/2033	525	546
Bethel Park, School District, GO
5.000%, 08/01/2027	1,000	1,113
Chester County, GO
5.000%, 07/15/2028	315	365
4.000%, 07/15/2029	300	331
4.000%, 07/15/2030	250	275
Chester County, Health & Education Facilities Authority, Main Line Health Systems, Ser A, RB
5.000%, 09/01/2028	175	199
5.000%, 09/01/2029	375	430
Chester County, School Authority, Chester County Intermediate Unit Project, RB
5.000%, 03/01/2028	1,000	1,094
Chester County, Ser A, GO
5.000%, 07/15/2026	2,320	2,588

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Cumberland County, Municipal Authority, Penn State Health, RB
5.000%, 11/01/2029	$780	$877
Dallastown Area, School District, GO
5.000%, 04/15/2026	1,000	1,081
Daniel Boone, Area School District, GO
5.000%, 04/01/2026	780	843
Daniel Boone, Area School District, GO
Pre-Refunded @ 100
5.000%, 04/01/2025 (A)	220	238
Dauphin County, General Authority, Pinnacle Health System Project, RB
5.000%, 06/01/2024	600	630
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027	500	519
5.000%, 07/01/2028	500	516
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2025	625	682
5.000%, 11/01/2026	425	474
Delaware River, Joint Toll Bridge Commission, RB
5.000%, 07/01/2029	1,015	1,141
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,471
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,120
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	697
Fairview, School District, GO, BAM
5.000%, 09/15/2029	500	582
Geisinger, Health System Authority, RB
5.000%, 04/01/2043 (B)	1,000	1,088
Gettysburg Area, School District, GO
5.000%, 01/15/2025	1,000	1,070
Lackawanna County, GO, BAM
5.000%, 09/01/2024	1,000	1,062
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	800	830
5.000%, 11/01/2028	1,360	1,500
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	500	552

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lancaster, Higher Education Authority, Harrisburg Area Community College Project, RB, BAM
4.000%, 10/01/2030	$400	$424
Lehigh County, General Purpose Authority, RB
4.000%, 06/01/2031	1,225	1,240
Lehigh County, Lehigh Valley Health, Ser A, RB
5.000%, 07/01/2024	1,300	1,373
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (B)	1,700	1,665
Lycoming County, College Revenue Authority, Pennsylvania College of Technology Project, RB, BAM
5.000%, 07/01/2030	900	1,038
Mifflin County, School District, Ser A, GO, BAM
5.000%, 09/01/2025	1,885	2,028
5.000%, 09/01/2026	690	743
5.000%, 09/01/2027	660	709
Monroe County, Hospital Authority, Pocono Medical Center, RB
5.000%, 07/01/2023	1,025	1,060
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2025	500	538
5.000%, 09/01/2028	1,500	1,667
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	750	793
Montgomery County, Ser C, GO
5.000%, 09/01/2030	500	577
Moon Area, School District, Ser A, GO
5.000%, 11/15/2025	1,000	1,071
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
5.000%, 07/01/2027	400	448
5.000%, 07/01/2029	350	390
Octorara Area, School District, GO, AGM
4.000%, 04/01/2029	900	980
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	557
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	2,802

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, AMT, RB
2.150%, 07/01/2041 (B)	$1,000	$977
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,085
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
5.000%, 02/01/2025	1,000	1,052
5.000%, 10/15/2029	750	849
5.000%, 10/15/2030	925	1,057
Pennsylvania State, GO
5.000%, 09/15/2024	2,000	2,131
5.000%, 08/15/2025	1,995	2,168
5.000%, 01/01/2026	5,000	5,479
5.000%, 05/01/2030	1,000	1,173
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,263
Pennsylvania State, Higher Educational Facilities Authority, Ser A, RB, AGM
5.000%, 06/15/2027	750	844
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, RB
5.000%, 06/15/2026	1,000	1,107
5.000%, 06/15/2028	1,500	1,682
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, Ser A, RB
5.000%, 06/15/2026	1,500	1,660
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, RB
5.000%, 08/15/2026	800	892
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, Ser A, RB
5.000%, 02/15/2027	860	968
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2027	1,000	1,123
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/2022	660	669
Pennsylvania State, Housing Finance Agency, Ser 133, RB
5.000%, 10/01/2029	500	567

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Housing Finance Agency, Ser 2022-139A, RB
4.250%, 10/01/2052	$2,000	$2,089
Pennsylvania State, Infrastructure Investment Authority, Federal Clean Water and Drinking Water SRF Loan Pool Program, Ser A, RB
5.000%, 01/15/2028	3,000	3,433
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
5.000%, 05/15/2026	3,000	3,256
Pennsylvania State, Public School Building Authority, City of Harrisburg, Ser S, RB, AGM
5.000%, 12/01/2027	1,000	1,115
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM
5.000%, 10/01/2027	1,635	1,779
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	560
5.000%, 07/01/2028	400	452
Pennsylvania State, Turnpike Commission, RB
5.000%, 12/01/2023	500	524
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2027	325	363
5.000%, 12/01/2029	700	814
5.000%, 12/01/2030	1,875	2,233
5.000%, 12/01/2031	1,000	1,169
5.000%, 12/01/2032	2,000	2,410
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2025	600	660
5.000%, 12/01/2032	1,200	1,405
Pennsylvania State, Turnpike Commission, Ser C, RB
5.000%, 12/01/2032	500	590
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
5.000%, 12/01/2028	500	560
Perkiomen Valley, School District, GO
5.000%, 03/01/2025	1,245	1,313
Philadelphia, Airport Revenue Authority, AMT, RB
5.000%, 07/01/2031	1,100	1,240
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
5.000%, 06/15/2026	1,000	1,061

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Airport Revenue Authority, Ser B, AMT, RB
5.000%, 07/01/2027	$2,500	$2,732
Philadelphia, Authority for Industrial Development, RB
5.000%, 10/01/2029	1,000	1,142
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,399
5.000%, 08/01/2026	2,200	2,368
5.000%, 08/01/2027	1,705	1,890
5.000%, 10/01/2029	2,000	2,187
Philadelphia, Gas Works Revenue Authority, Ser A, RB, AGM
5.000%, 08/01/2031	1,000	1,163
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	853
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2028	1,005	1,110
Philadelphia, Industrial Development Authority, Temple University Project, Ser 2015, RB
5.000%, 04/01/2025	1,000	1,077
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	449
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	2,850	3,186
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2023	1,000	1,038
Philadelphia, Ser A, GO
5.000%, 08/01/2026	1,000	1,099
5.000%, 08/01/2027	1,000	1,116
5.000%, 05/01/2028	1,000	1,127
5.000%, 05/01/2031	1,000	1,167
Philadelphia, Water & Wastewater Revenue Authority, RB
5.000%, 10/01/2032	1,250	1,440
Philadelphia, Water & Wastewater Revenue Authority, Ser A, RB
5.000%, 11/01/2027	725	810
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	524
5.000%, 11/01/2027	1,800	2,010
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB
5.000%, 10/01/2031	2,250	2,587

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Pennsylvania Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	$1,000	$1,118
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, Ser A, RB, AGM
5.000%, 02/01/2033	1,000	1,149
Pittsburgh, GO
5.000%, 09/01/2027	415	469
Pittsburgh, Public Parking Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2025 (A)	415	450
Pittsburgh, Public Parking Authority, Ser A, RB
5.000%, 12/01/2025	645	688
Pittsburgh, School District, GO, AGM
5.000%, 09/01/2025	1,000	1,078
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,214
5.000%, 09/01/2029	750	863
Pittsburgh, Water & Sewer Authority, Ser B, RB, AGM
5.000%, 09/01/2029	450	518
Quaker Valley, School District, GO
5.000%, 10/01/2030	250	295
5.000%, 10/01/2031	325	384
Seneca Valley, School District, Ser C, GO
5.000%, 03/01/2027	1,000	1,077
Souderton Area, School District, GO
5.000%, 11/01/2024	1,000	1,067
Southcentral Pennsylvania, General Revenue Authority, Wellspan Health Obligated, RB
5.000%, 06/01/2024	535	564
5.000%, 06/01/2025	500	538
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2026	1,620	1,763
5.000%, 03/01/2027	1,000	1,106
5.000%, 03/01/2028	725	822
State College Area, School District, GO
5.000%, 05/15/2028	280	323
5.000%, 05/15/2029	375	431
Swarthmore, Borough Authority, Swarthmore College Project, RB
5.000%, 09/15/2026	1,255	1,365
Unionville-Chadds Ford, School District, GO
5.000%, 06/01/2026	1,000	1,104

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of Pittsburgh, Commonwealth System of Higher Education, RB
4.000%, 04/15/2026	$1,225	$1,300
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2024	1,000	1,061
5.000%, 08/15/2026	1,610	1,764
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	1,000	1,079

Total Municipal Bonds
(Cost $173,492) ($ Thousands)		169,501

	Shares
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F
0.570%**†	1,813,972	1,814

Total Cash Equivalent
(Cost $1,814) ($ Thousands)		1,814

Total Investments in Securities — 100.1%
(Cost $175,306) ($ Thousands)		$171,315

Percentages are based on Net Assets of $171,113 ($ Thousands).
†	Investment in Affiliated Security.
**	Rate shown is the 7-day effective yield as of May 31, 2022.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AGM— Assured Guaranty Municipal
AMT — Alternative Minimum Tax
BAM — Build America Mutual
Cl — Class
COP— Certificate of Participation
GO — General Obligation
RB — Revenue Bond
Ser — Series

The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	169,501	–	169,501
Cash Equivalent	1,814	–	–	1,814
Total Investments in Securities	1,814	169,501	–	171,315

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

The following is a summary of the transactions with affiliates for the period ended May 31, 2022 ($ Thousands):

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/22	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,683	$19,519	$(19,388)	$—	$—	$1,814	1,813,972	$2	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Tax-Advantaged Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 69.8%
Alabama — 2.1%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
5.750%, 06/01/2045	$800	$786
Central Etowah County, Solid Waste Disposal Authority, AMT, RB
6.000%, 07/01/2045 (A)	795	692
Jefferson County, Sewer Revenue Authority, Ser D, RB
6.500%, 10/01/2053	12,000	13,198
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2046	1,500	1,698
Southeast Alabama, Gas Supply District, Ser A, RB
4.000%, 06/01/2049 (B)	1,565	1,595
Tuscaloosa County, Industrial Development Authority, Hunt Refining Project, Ser A, RB
4.500%, 05/01/2032 (A)	855	866
Tuscaloosa County, Industrial Development Authority, Ser A, RB
5.250%, 05/01/2044 (A)	6,815	6,901

		25,736

Alaska — 0.0%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
6.000%, 12/01/2036 (C)	200	4

Arizona — 1.5%
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
5.375%, 07/01/2050 (A)	1,090	1,120
Arizona State, Industrial Development Authority, Great Lakes Senior Living Community, RB
5.000%, 01/01/2037	1,000	777
5.000%, 01/01/2038	675	519
4.500%, 01/01/2040	965	642
4.500%, 01/01/2049	1,000	652
4.250%, 01/01/2039	1,000	691
4.250%, 01/01/2040	750	511
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (A)	3,000	3,421
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
5.250%, 12/15/2038 (A)	1,510	1,584

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
La Paz County, Industrial Development Authority, Charter School Solutions-Harmony Project, RB
5.000%, 02/15/2028	$400	$421
Maricopa County, Industrial Development Authority, Commercial Metals Company Project, AMT, RB
4.000%, 10/15/2047 (A)	500	458
Maricopa County, Industrial Development Authority, Honor Health Project, Ser A, RB
4.125%, 09/01/2042	2,500	2,539
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
5.000%, 06/15/2052 (A)	3,565	3,570
Pima County, Industrial Development Authority, Paideia Academics Project, RB
5.250%, 07/01/2049	1,050	1,020
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
5.000%, 06/01/2037	265	247

		18,172

Arkansas — 0.3%
Arkansas State, Development Finance Authority, Big River Steel Project, AMT, RB
4.500%, 09/01/2049 (A)	4,250	4,273
Cabot, Sales & Use Tax, Refunding and Improvement, Ser B, RB
5.000%, 12/01/2022	100	102

		4,375

California — 7.3%
Bay Area, Toll Authority, Ser S4, RB
Pre-Refunded @ 100
5.250%, 04/01/2023 (D)	5,000	5,150
California State, Community Housing Agency, Annadel Apartments, Ser A, RB
5.000%, 04/01/2049 (A)	1,000	964
California State, Community Housing Agency, Serenity at Larkspur, Ser A, RB
5.000%, 02/01/2050 (A)	1,000	982
California State, Community Housing Agency, Verdant at Green Valley Project, Ser S, RB
5.000%, 08/01/2049 (A)	1,000	987
California State, Educational Facilities Authority, Loma Linda University, Ser A, RB
5.000%, 04/01/2042	5,200	5,628

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Infrastructure & Economic Development Bank, Wonderful Foundations, RB
0.000%, 01/01/2035 (E)	$935	$415
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
5.000%, 11/01/2046 (A)	1,000	1,043
California State, Municipal Finance Authority, Community Medical Centers Project, Ser A, RB
5.000%, 02/01/2047	1,950	2,053
California State, Municipal Finance Authority, United Airlines Project, AMT, RB
4.000%, 07/15/2029	2,750	2,690
California State, Pollution Control Financing Authority, Calplant I Project, Sub-Ser, AMT, RB
7.500%, 12/01/2039 (A)(C)	3,500	175
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
4.750%, 11/01/2046	1,500	1,558
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
4.300%, 07/01/2040	1,500	1,546
California State, Public Finance Authority, Enso Village Project, RB
5.000%, 11/15/2046 (A)	500	501
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
5.000%, 06/01/2046 (A)	1,000	1,007
5.000%, 06/01/2051 (A)	1,000	1,005
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
5.500%, 12/01/2058 (A)	2,150	2,222
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
5.000%, 12/01/2041 (A)	2,500	2,542
California State, Statewide Communities Development Authority, Pasadena Portfolio, RB
5.000%, 09/01/2037 (A)	3,000	2,993
4.000%, 07/01/2056 (A)	1,750	1,511
4.000%, 12/01/2056 (A)	500	391
4.000%, 04/01/2057 (A)	500	383

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Pasadena Portfolio, RB
4.000%, 4.750%, 09/01/2032, 09/01/2062(A)(F)	$7,800	$4,546
California State, Statewide Communities Development Authority, Pasadena Portfolio, Ser B-MEZZ, RB
4.000%, 09/01/2046 (A)	425	344
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
6.000%, 05/01/2037	7,205	7,335
Chino, Public Financing Authority, SAB
Pre-Refunded @ 100
5.000%, 09/01/2022 (D)	3,180	3,210
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
5.000%, 09/01/2040	2,000	2,079
Golden State, Tobacco Securitization, Sub-Ser, RB
3.850%, 06/01/2050	2,500	2,293
Long Beach, Towne Center Project, SAB
5.400%, 10/01/2023	650	657
Los Angeles, Department of Water & Power, Ser B, RB
5.000%, 07/01/2041	10,000	11,617
Morongo, Band of Mission Indians, Ser B, RB
5.000%, 10/01/2042 (A)	1,000	1,078
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	7,529
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
0.000%, 08/01/2038 (E)	5,410	3,028
Roseville, West Park Community Facilities Authority, SAB
5.000%, 09/01/2030	1,000	1,050
5.000%, 09/01/2031	1,000	1,048
5.000%, 09/01/2032	1,000	1,046
San Clemente, Special Tax Community, GO
5.000%, 09/01/2046	1,085	1,123
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB
5.000%, 08/01/2030	1,000	1,003
Southern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2054 (E)	5,700	1,040
Southern California, Tobacco Securitization Authority, Sub-Ser, RB
0.000%, 06/01/2046 (E)	12,000	2,321

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Stockton, Public Financing Authority, Delta Water Supply Project, Ser A, RB
Pre-Refunded @ 100
6.250%, 10/01/2023 (D)	$2,500	$2,650
Tustin, Community Facilities District, GO
5.000%, 09/01/2040	750	780
Windsor, Unified School District, Election 2008, Ser D, GO
0.000%, 08/01/2035 (E)	1,800	1,133

		92,656

Colorado — 1.6%
Aviation Station North, Metropolitan District No. 2, Ser A, GO
5.000%, 12/01/2039	500	492
5.000%, 12/01/2048	500	475
Berthoud-Heritage, Metropolitan District No. 10, Ser A, GO
4.750%, 12/01/2052	500	432
Brighton Crossing, Metropolitan District No. 4, Ser A, GO
5.000%, 12/01/2037	525	531
Broadway Station, Metropolitan District No. 3, GO
5.000%, 12/01/2049	500	500
Chambers Highpoint, Metropolitan District No. 2, GO
5.000%, 12/01/2041	515	486
Colorado State, Catholic Health Initiatives, RB
5.250%, 01/01/2045	1,250	1,276
Colorado State, Educational & Cultural Facilities Authority, Eagle Ridge Academy Project, RB
3.625%, 11/01/2026 (A)	685	685
Colorado State, Educational & Cultural Facilities Authority, New Summit Charter Acadamy Project, RB
4.000%, 07/01/2061 (A)	600	469
Colorado State, Health Facilities Authority, Advent Health Obligation, RB
4.000%, 11/15/2043	1,000	1,015
Colorado State, Health Facilities Authority, Common Spirit Health, Ser A, RB
4.000%, 08/01/2049	5,000	4,880
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	736
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
6.000%, 12/01/2048	1,145	1,168

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Dominion, Water & Sanitation District, RB
6.000%, 12/01/2046	$1,450	$1,482
Great Western, Metropolitan District, GO
4.750%, 12/01/2050	1,000	948
Hogback, Metropolitan District, Ser A, GO
5.000%, 12/01/2051	590	516
Prairie Center, Metropolitan District No. 3, Ser A, RB
5.000%, 12/15/2041 (A)	875	876
Pronghorn Valley, Metropolitan District, Ser A, GO
4.000%, 12/01/2051	250	209
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 103
5.125%, 12/01/2023 (D)	550	592
Sterling Ranch, Community Authority Board, Sub-Ser B, RB
7.500%, 12/15/2047	1,090	1,093
Village at Dry Creek, Metropolitan District No. 2, GO
4.375%, 12/01/2044	776	710
Westgate, Metropolitan District, RB
5.125%, 12/01/2051	1,000	883
Whispering Pines, Metropolitan District No. 1, Ser A, GO
5.000%, 12/01/2047	500	499

		20,953

Connecticut — 1.3%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
5.000%, 09/01/2046 (A)	1,000	1,007
5.000%, 09/01/2053 (A)	1,500	1,506
Connecticut State, Special Tax Revenue, RB
5.000%, 05/01/2038	5,500	6,248
Connecticut State, Special Tax Revenue, Ser A, RB
4.000%, 09/01/2036	5,000	5,093
New Haven, Ser A, GO
5.000%, 08/01/2026	580	637
5.000%, 08/01/2027	1,000	1,116

		15,607

Florida — 2.4%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
8.000%, 10/01/2032	500	521
8.000%, 10/01/2042	1,000	1,041

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Atlantic Beach, Health Care, Fleet Landing Project, Ser B, RB
5.625%, 11/15/2043	$1,325	$1,355
Broward County, Airport System Revenue, Ser Q1, RB
Pre-Refunded @ 100
5.000%, 10/01/2022 (D)	2,000	2,025
Capital Trust Agency, First Mortgage Revenue, Tapestry Walden Project, RB
6.750%, 07/01/2037 (A)(C)	1,585	476
Capital Trust Agency, H-Bay Ministries, RB
5.000%, 07/01/2053 (C)	750	173
Capital Trust Agency, Renaissance Charter School Project, RB
5.000%, 06/15/2049 (A)	1,000	1,009
Capital Trust Agency, Wonderful Foundations Charter, RB
5.000%, 01/01/2055 (A)	3,500	3,307
Charlotte County, Industrial Development Authority, AMT, RB
4.000%, 10/01/2051 (A)	500	412
Florida State, Development Finance, Global Reach Charter Acadamy Projects, RB
4.000%, 06/30/2056 (A)	765	647
Florida State, Development Finance, Surface Transportation Facility, Virgin Trains USA Passenger Rail Project, AMT, RB
6.500%, 01/01/2049 (A)(B)	2,105	2,032
6.250%, 01/01/2049 (A)(B)	320	317
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB
4.500%, 06/01/2033 (A)	500	499
Florida State, Village Community Development District No. 10, SAB
6.000%, 05/01/2044	1,865	1,903
Florida State, Village Community Development District No. 12, SAB
3.250%, 05/01/2023 (A)	325	325
Highlands County, Health Facilities Authority, Senior Living Revenue, Trousdale Foundation Properties, RB
6.000%, 04/01/2038 (C)	400	180
Miami-Dade County, Special Obligation, Sub-Ser, RB
0.000%, 10/01/2032 (E)	2,900	2,037
Miami-Dade County, Transit System, RB
4.000%, 07/01/2045	3,000	3,086

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
5.000%, 05/01/2029	$990	$1,000
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB
7.500%, 06/01/2049	1,000	1,020
Polk County, Industrial Development Authority, Mineral Development Project, AMT, RB
5.875%, 01/01/2033 (A)	3,620	3,878
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
5.000%, 05/15/2033	630	669
4.000%, 05/15/2028	1,205	1,247
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	355	363

		29,522

Georgia — 1.7%
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
5.000%, 03/01/2047	1,500	1,138
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
5.000%, 01/01/2059	500	533
5.000%, 07/01/2060	5,000	5,178
5.000%, 01/01/2063	1,700	1,813
4.000%, 01/01/2049	1,000	1,000
Houston County, Healthcare System, Houston Hospital, RB
Pre-Refunded @ 100
5.000%, 04/01/2024 (B)(D)	10,800	11,330
Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	1,000	1,132

		22,124

Idaho — 0.0%
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
4.625%, 07/01/2029 (A)	365	380

Illinois — 7.1%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
5.700%, 05/01/2036	250	250
Chicago, Board of Education, GO
0.000%, 12/01/2023 (E)	545	521

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Board of Education, Ser A, GO
5.000%, 12/01/2033	$2,750	$2,896
5.000%, 12/01/2034	1,400	1,472
5.000%, 12/01/2035	1,500	1,576
Chicago, Board of Education, Ser C, GO
5.250%, 12/01/2035	2,500	2,553
5.000%, 12/01/2026	1,000	1,057
5.000%, 12/01/2027	500	532
Chicago, Board of Education, Ser D, GO
5.000%, 12/01/2046	5,000	5,179
Chicago, Board of Education, Ser G, GO
5.000%, 12/01/2034	3,000	3,135
Chicago, Neighborhoods Alive 21 Program, Ser 2002B, GO
5.500%, 01/01/2034	1,750	1,823
Chicago, O'Hare International Airport, Ser D, RB
5.000%, 01/01/2052	3,125	3,319
Chicago, Project and Refunding, Ser 2005D, GO
5.500%, 01/01/2034	3,500	3,646
Chicago, Project and Refunding, Ser A, GO
6.000%, 01/01/2038	10,500	11,441
Chicago, River Point Plaza Redevelopment Project, COP
4.835%, 04/15/2028 (A)	1,400	1,417
Chicago, Sales Tax Revenue, Ser 2002, RB
Pre-Refunded @ 100
5.000%, 01/01/2025 (D)	2,500	2,680
Chicago, Ser A, GO
5.250%, 01/01/2033	2,000	2,039
Illinois State, Finance Authority, Acero Charter Schools, RB
4.000%, 10/01/2042 (A)	250	226
Illinois State, Finance Authority, American Water Capital, RB
2.450%, 10/01/2039 (B)	1,250	1,165
Illinois State, Finance Authority, Art in Motion Project, RB
5.000%, 07/01/2051 (A)	1,000	868
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
5.125%, 02/15/2045	1,750	1,151
5.000%, 02/15/2037	1,750	1,200
Illinois State, Finance Authority, Friendship Village Schamurg Project, RB
5.000%, 02/15/2022 (C)	1,000	700
Illinois State, Finance Authority, Plymouth Place, RB
Pre-Refunded @ 100
5.000%, 05/15/2025 (D)	500	540

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, GO
5.500%, 05/01/2030	$2,000	$2,264
5.500%, 07/01/2038	1,500	1,535
5.000%, 05/01/2026	4,500	4,674
5.000%, 02/01/2039	5,000	5,059
Illinois State, RB
5.000%, 06/15/2026	2,000	2,049
Illinois State, Ser A, GO
4.625%, 05/01/2037	2,500	2,540
Illinois State, Ser B, GO
5.000%, 12/01/2026	2,500	2,717
Illinois State, Ser D, GO
5.000%, 11/01/2027	6,000	6,564
Illinois State, Sports Facilities Authority, RB
5.000%, 06/15/2023	1,010	1,038
Illinois State, Sub-Ser D, RB
3.000%, 06/15/2031	3,005	2,825
Metropolitan Pier & Exposition Authority, RB
0.000%, 12/15/2041 (E)	1,000	426
Metropolitan Pier & Exposition Authority, Ser B, RB, AGM
0.000%, 06/15/2045 (E)	7,500	2,850
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2029	1,250	1,402
Village of Hillside, RB
5.000%, 01/01/2030	1,345	1,375
Will County, Community High School District No. 210 Lincoln-Way, Ser B, GO, BAM
0.000%, 01/01/2029 (E)	400	326
0.000%, 01/01/2031 (E)	300	226
0.000%, 01/01/2033 (E)	100	69

		89,325

Indiana — 0.9%
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Pre-Refunded @ 100
5.000%, 07/01/2023 (D)	1,000	1,034
Indiana State, Finance Authority, Polyflow Project, AMT, RB
7.000%, 03/01/2039 (A)	11,000	9,179
Indiana State, Finance Authority, Ser A-, RB
4.250%, 11/01/2030	1,000	1,025

		11,238

Iowa — 1.0%
Iowa State, Finance Authority, Council Bluffs Project, RB
3.950%, 08/01/2023	170	169

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Pre-Refunded @ 100
5.400%, 11/15/2024 (B)(D)	$615	$660
Iowa State, Finance Authority, Northcrest Project, Ser A, RB
5.000%, 03/01/2028	1,150	1,189
Iowa State, Finance Authority, RB
5.000%, 12/01/2050 (B)	5,000	5,350
Iowa State, Student Loan Liquidity, Ser A, AMT, RB
5.000%, 12/01/2026	725	793
Iowa State, Tobacco Settlement Authority, Sub-Ser B-, RB
0.000%, 06/01/2065 (E)	24,490	3,382

		11,543

Kansas — 0.2%
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
5.500%, 11/15/2038	1,025	887
Wichita, Presbyterian Manor Project, RB
5.000%, 05/15/2050	600	563
Wichita, Presbyterian Manor Project, Ser I, RB
5.000%, 05/15/2028	500	510
Wyandotte County, Kansas City Unified Government, RB
0.000%, 09/01/2034 (A)(E)	2,500	738

		2,698

Kentucky — 0.2%
Kentucky State, Economic Development Finance Authority, Bapitist Life Community Project, Ser S, RB
6.250%, 11/15/2046	1,000	930
Kentucky State, Economic Development Finance Authority, Baptist Life Community Project, Ser S, RB
6.000%, 11/15/2036	1,700	1,615

		2,545

Louisiana — 1.0%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
5.650%, 11/01/2037 (A)	900	952

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
4.000%, 11/01/2044 (A)	$500	$427
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
5.500%, 11/01/2039 (A)	800	835
St. James Parish, Louisiana Revenue, NuStar Logistics, RB
6.100%, 06/01/2038 (A)(B)	6,000	6,851
St. John the Baptist Parish, Marathon Oil Project, RB
2.125%, 06/01/2037 (B)	1,140	1,112
2.000%, 06/01/2037 (B)	2,035	2,016

		12,193

Maine — 0.3%
Maine State, Finance Authority, Solid Waste Disposal, Coastal Resource, AMT, RB
5.375%, 12/15/2033 (A)(C)	2,000	780
Maine State, Health & Higher Educational Facilities Authority, Eastern Maine Health Care, Ser A, RB
5.000%, 07/01/2046	2,600	2,703

		3,483

Maryland — 0.9%
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB
Pre-Refunded @ 100
5.000%, 05/15/2023 (D)	10,000	10,327
Prince George's County, Chesapeake Lighthouse Charter School Project, RB
7.000%, 08/01/2048	1,500	1,639

		11,966

Massachusetts — 0.1%
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
5.000%, 01/01/2040	1,600	1,678

Michigan — 2.3%
Detroit, GO
5.000%, 04/01/2026	1,000	1,066
Detroit, Ser B-1, GO
0.000%, 6.000%, 04/01/2034, 04/01/2044(B)(F)	3,800	3,042

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Grand Traverse, Public School Academy Revenue and Refunding, RB
5.000%, 11/01/2036	$300	$262
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
5.000%, 07/01/2033	3,000	3,124
Michigan State, Finance Authority, Local Government Loan Program, RB
4.500%, 10/01/2029	5,750	5,824
Michigan State, Finance Authority, Public School Academy, Bradford Academy Project, RB
5.000%, 09/01/2050	310	275
4.800%, 09/01/2040	185	168
4.300%, 09/01/2030	120	113
Michigan State, Finance Authority, RB
0.000%, 06/01/2045 (E)	5,000	1,089
Michigan State, Finance Authority, RB
Pre-Refunded @ 100
5.000%, 07/01/2022 (D)	4,500	4,514
Michigan State, Tobacco Settlement Finance Authority, Ser B, RB
0.000%, 06/01/2046 (E)	21,000	2,544
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB
0.000%, 06/01/2058 (E)	125,250	6,036

		28,057

Minnesota — 0.6%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	755	749
Minneapolis, Education Authority, Twin Cities International School, RB
5.000%, 12/01/2032 (A)	750	778
Minneapolis, NorthEast College Prep Project, RB
5.000%, 07/01/2055	710	657
Shakopee, Senior Housing Revenue, Benedictine Living Community Project, RB
5.850%, 11/01/2058 (A)(B)	500	506
St. Cloud, Health Care Revenue, Centracare Health System, RB
4.000%, 05/01/2049	4,000	3,923
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	350	321

		6,934

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri — 0.3%
Lees Summit, Industrial Development Authority, John Knox Village Project, Ser A, RB
5.000%, 08/15/2051	$1,050	$1,026
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
5.125%, 06/01/2046	2,370	2,481

		3,507

Montana — 0.1%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
5.250%, 05/15/2052	1,500	1,498

Nebraska — 0.4%
Central Plains, Energy Project No. 3, RB
5.000%, 09/01/2042	5,000	5,040

Nevada — 0.7%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
6.950%, 02/15/2038 (A)	3,000	2,873
5.125%, 12/15/2037 (A)	2,404	1,952
Reno, Sub-Ser D, RB
0.000%, 07/01/2058 (A)(E)	10,000	961
Reno, Sub-Ser, TRAN
0.000%, 07/01/2058 (A)(E)	20,000	2,352

		8,138

New Jersey — 2.4%
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2030	2,500	2,702
New Jersey State, Economic Development Authority, School Facilities Construction, RB
5.000%, 03/01/2024	1,055	1,077
New Jersey State, Economic Development Authority, School Facilities Construction, Ser GGG, RB
5.250%, 09/01/2026 (A)	8,500	9,222
New Jersey State, Economic Development Authority, Sub-Ser A, RB
3.125%, 07/01/2029	445	435
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
5.000%, 07/01/2041	2,000	2,097

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2057	$2,250	$2,367
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
5.000%, 06/01/2046	770	792
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
0.000%, 12/15/2030 (E)	1,000	757
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser AA, RB
5.250%, 06/15/2041	1,250	1,306
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser S, RB
4.000%, 06/15/2039	3,000	3,019
Newark, GO
0.000%, 04/01/2033 (E)	6,220	3,749
South Jersey, Transportation Authority, Ser A, RB
5.000%, 11/01/2039	2,500	2,565

		30,088

New Mexico — 0.1%
Winrock Town Center, Tax Increment Development District No. 1, Tax Allocation
4.250%, 05/01/2040 (A)	1,375	1,212

New York — 7.0%
Build NYC Resource, NYU Law School Project, RB
5.000%, 07/01/2041	1,500	1,541
Build NYC Resource, Prepatory Charter School Project, RB
4.000%, 06/15/2056	450	374
Build NYC Resource, Richmond Medical Center Project, RB
5.625%, 12/01/2050 (A)	2,500	2,535
Hempstead Town, Local Development, Acadamy Charter School Project, RB
4.600%, 02/01/2051	500	417
Hempstead Town, Local Development, Academy Christian School Project, RB
6.760%, 02/01/2048	1,000	1,096
Metropolitan Transportation Authority, Ser B, RB
5.000%, 11/15/2026	12,295	13,379
Monroe County, Industrial Development, Ann's Community Project, RB
5.000%, 01/01/2040	1,500	1,408

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
9.139%, 03/01/2026 (B)	$425	$438
9.129%, 03/01/2025 (B)	400	411
New York Counties, Tobacco Trust IV, Ser E, RB
0.000%, 06/01/2055 (E)	57,000	4,405
New York Counties, Tobacco Trust V, Sub-Ser, RB
0.000%, 06/01/2055 (E)	28,000	2,129
New York State, Dormitory Authority, Pace University Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2023 (D)	10	10
New York State, Dormitory Authority, Ser A, RB
4.000%, 03/15/2048	8,000	8,198
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,221
New York State, Liberty Development Authority, World Trade Center Project, RB
5.375%, 11/15/2040 (A)	4,000	4,068
5.000%, 11/15/2044 (A)	10,750	10,789
New York State, Transportation Development Authority, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2046	3,985	4,121
New York State, Transportation Development, Delta Airlines, AMT, RB
5.000%, 01/01/2025	5,000	5,151
5.000%, 01/01/2029	545	570
5.000%, 01/01/2033	4,085	4,236
5.000%, 01/01/2034	1,100	1,139
4.375%, 10/01/2045	3,000	2,883
New York State, Transportation Development, JFK International Airport Project, AMT, RB
5.250%, 08/01/2031	1,410	1,496
Suffolk, Tobacco Asset Securitization, Sub-Ser, RB
0.000%, 06/01/2066 (E)	21,000	2,889
Syracuse, Industrial Development Agency, Carousel Center Project, Ser B, RB
5.693%, 01/01/2028 (A)	1,800	1,777
TSASC, Tobacco Settlement Bond, Ser A, RB
5.000%, 06/01/2033	5,790	6,180

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
TSASC, Tobacco Settlement Bond, Sub-Ser, RB
5.000%, 06/01/2045	$4,250	$4,332
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
5.250%, 09/15/2047	1,000	811
5.250%, 09/15/2053	2,500	1,976

		89,980

North Carolina — 0.1%
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
5.000%, 09/01/2022 (G)	465	469
5.000%, 09/01/2023 (G)	610	635
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
Pre-Refunded @ 100
4.000%, 09/01/2022 (D)	400	403

		1,507

North Dakota — 0.2%
Grand Forks County, Solid Waste Facility, Red River Biorefinery Project, AMT, RB
7.000%, 12/15/2043 (A)	1,500	903
6.625%, 12/15/2031 (A)	1,000	619

		1,522

Ohio — 2.9%
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	1,100	1,117
0.000%, 06/01/2057 (E)	70,500	10,377
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
5.000%, 12/01/2044	4,000	4,104
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Pre-Refunded @ 100
5.500%, 06/01/2022 (D)	5,000	5,000
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
6.750%, 12/01/2052 (A)(C)	650	221
6.500%, 12/01/2037 (A)(C)	1,100	374
Montgomery County, Trousdale Foundation Properties Project, RB
6.250%, 04/01/2049 (A)(C)	1,900	855
6.000%, 04/01/2038 (A)(C)	1,615	727

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio State, Air Quality Development Authority, American Electric Corporation, AMT, RB
2.100%, 04/01/2028 (B)	$3,420	$3,330
Ohio State, Air Quality Development Authority, Duke Energy, AMT, RB
4.250%, 11/01/2039 (B)	1,500	1,560
Ohio State, Air Quality Development Authority, Ohio Valley Electric Corporation, RB
3.250%, 09/01/2029	2,510	2,392
Ohio State, Air Quality Development Authority, Vanadium Project, AMT, RB
5.000%, 07/01/2049 (A)	2,250	2,283
Portage County, Port Authority, Northeast Ohio Medical University Project, RB
5.000%, 12/01/2026	1,500	1,502
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
7.000%, 12/01/2042 (A)	3,000	2,791

		36,633

Oklahoma — 0.7%
Comanche County, Hospital Authority, RB
5.000%, 07/01/2025	1,500	1,572
Oklahoma State, Development Finance Authority, Alden Group Renewable Energy, AMT, RB
8.000%, 12/01/2041 (A)	2,500	2,112
Oklahoma State, Development Finance Authority, Oklahoma City University, RB
4.000%, 08/01/2036	2,980	2,932
Oklahoma State, Turnpike Authority, Ser A, RB
4.000%, 01/01/2048	2,000	2,028
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (C)	2,163	5
6.875%, 11/01/2046 (C)	1,081	3
6.625%, 11/01/2036 (C)	522	1

		8,653

Oregon — 0.2%
Clackamas County, Hospital Facility Authority, Willametter View Project, RB
5.000%, 11/15/2052	1,500	1,506
Oregon State, Business Development Commission, Red Rock Biofuels LLC, AMT, RB
6.500%, 04/01/2031 (A)(C)	11,100	810

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Salem, Hospital Facility Authority, RB
5.000%, 05/15/2023	$100	$102
4.000%, 05/15/2057	1,000	870

		3,288

Pennsylvania — 1.9%
Berks County, Industrial Development Authority, The Highlands at Wyomissing Project, RB
5.000%, 05/15/2029	300	316
Blythe Township, Solid Waste Authority, AMT, RB
Pre-Refunded @ 100
7.750%, 12/01/2027 (D)	3,875	4,700
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (A)	275	279
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	495	510
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University, RB
4.000%, 09/01/2049	1,000	989
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2025	1,000	1,073
5.000%, 06/01/2034	2,000	2,198
Pennsylvania State, Economic Development Financing Authority, Consol Energy Inc Project, AMT, RB
9.000%, 04/01/2051 (A)(B)	2,040	2,374
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2046	2,750	3,077
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
5.625%, 07/01/2036	1,975	1,982
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
5.500%, 12/01/2058 (A)	2,000	1,997
Scranton, GO
5.000%, 09/01/2023 (A)	1,000	1,021
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
6.500%, 07/15/2048 (A)	2,800	3,014

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington County, Redevelopment Authority, TA
4.000%, 07/01/2023	$375	$376
West Cornwall Township, Municipal Authority, Pleasant View Retirement Community, RB
3.000%, 12/15/2023	235	233

		24,139

Puerto Rico — 7.3%
Puerto Rico, Electric Power Authority, Ser AAA, RB
5.250%, 07/01/2030 (C)	200	187
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
1.168%, 07/01/2029 (B)	9,040	9,460
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020 (C)	1,380	1,292
Puerto Rico, Electric Power Authority, Ser ZZ-RSA-1, RB
5.250%, 07/01/2019 (C)	1,265	1,180
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	11,260	10,021
Puerto Rico, Highway & Transportation Authority, Ser G, RB
5.000%, 07/01/2042 (C)	3,000	1,650
Puerto Rico, Highway & Transportation Authority, Ser H-REMK, RB
5.450%, 07/01/2035 (C)	2,340	1,287
Puerto Rico, Highway & Transportation Authority, Ser K, RB
5.000%, 07/01/2026 (C)	3,040	1,672
Puerto Rico, Highway & Transportation Authority, Ser M, RB
5.000%, 07/01/2046 (C)	10,000	5,500
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A2, RB
4.784%, 07/01/2058	11,604	11,666
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
4.750%, 07/01/2053	6,043	6,065
0.000%, 07/01/2051 (E)	53,500	11,754
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	2,000	1,998
Puerto Rico, Ser A, GO
0.000%, 07/01/2024 (E)	614	565
0.000%, 07/01/2033 (E)	1,537	910

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Ser A1, GO
5.750%, 07/01/2031	$1,260	$1,424
5.625%, 07/01/2027	1,318	1,438
4.000%, 07/01/2033	1,194	1,168
4.000%, 07/01/2035	1,074	1,035
4.000%, 07/01/2037	921	888
4.000%, 07/01/2041	1,253	1,185
4.000%, 07/01/2046	1,303	1,213
Puerto Rico, Sub-Ser ALLOWED, GO
0.000%, 11/01/2051 (B)(H)	19,516	8,977
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (B)(H)	17,601	9,109

		91,644

Rhode Island — 0.2%
Providence, Redevelopment Agency, Ser A, RB
5.000%, 04/01/2027	1,110	1,148
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
0.000%, 06/01/2052 (E)	6,890	1,123

		2,271

South Carolina — 0.8%
South Carolina State, Jobs-Economic Development Authority, Bon Secours Mercy Health, RB
5.000%, 12/01/2046	2,000	2,151
4.000%, 12/01/2044	2,000	2,014
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB
6.250%, 02/01/2045 (A)(C)	1,000	400
5.250%, 02/01/2027 (A)(C)	1,000	400
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, RB
8.000%, 12/06/2029 (C)	155	130
South Carolina State, Public Service Authority, Santee Cooper Project, Ser C, RB
5.784%, 12/01/2041	5,059	5,621

		10,716

Tennessee — 0.9%
Bristol, Industrial Development Board, Pinnacle Project, TA
5.625%, 06/01/2035	2,000	1,950
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
5.500%, 07/01/2037	700	534

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (A)	$500	$514
Shelby County, Health Educational & Housing Facilities Board, The Farms at Baily Station, RB
5.750%, 10/01/2059	2,500	2,254
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,545
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,304

		12,101

Texas — 4.1%
Angelina & Neches, River Authority, Jefferson Enterprise Energy, AMT, RB
12.000%, 12/01/2045 (A)	3,000	2,806
Baytown, Municipal Development District, Baytown Convention Center Hotel, RB
5.000%, 10/01/2050 (A)	500	462
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT, RB
9.000%, 03/01/2039 (A)	9,470	10,422
7.000%, 03/01/2039	500	510
Calhoun County, Navigation Industrial Development Authority, AMT, RB
3.625%, 07/01/2026 (A)	2,000	1,954
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
6.125%, 08/15/2048	1,250	1,317
6.000%, 08/15/2038	1,500	1,587
Grand Parkway Transportation, Revenue Toll Authority, Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/2023 (D)	7,000	7,301
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Pre-Refunded @ 100
4.750%, 11/15/2022 (D)	2,725	2,767
Houston, Airport System Revenue, United Airlines, AMT, RB
5.000%, 07/15/2027	1,000	1,035
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
5.500%, 07/01/2046	1,250	625
5.000%, 07/01/2031	250	125
5.000%, 07/01/2046 (C)	2,000	1,300

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Hope, Cultural Education Facilities, Edgemere Project, RB
5.000%, 01/01/2047	$1,500	$1,515
New Hope, Cultural Education Facilities, Longhorn Village Project, RB
5.000%, 01/01/2042	500	507
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
5.000%, 12/01/2054	500	476
4.000%, 12/01/2054	250	184
Newark, Higher Education Finance, Austin Achieve Public Schools Project, RB
5.000%, 06/15/2033	150	150
5.000%, 06/15/2038	375	376
4.250%, 06/15/2028	135	135
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2045	6,000	6,283
5.000%, 01/01/2048	3,250	3,467
Port Beaumont, Navigation District, Jefferson Gulf Coast Energy Project, RB
6.000%, 01/01/2025 (A)	1,000	1,012
Port Isabel, GO
5.100%, 02/15/2049 (A)	1,000	1,041
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	670	698
Texas State, Municipal Gas Acquisition & Supply I, Sub-Ser C, RB
2.003%, 12/15/2026 (B)	3,000	2,886
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
6.750%, 12/01/2051 (A)(C)	2,500	2,000

		52,941

Utah — 0.2%
Mida Mountain Village, Public Infrastructure District, Mountain Village Assesment, RB
4.000%, 08/01/2050 (A)	500	394
UIPA Crossroads, Public Infrastructure District, RB
4.375%, 06/01/2052 (A)	1,000	829
Utah Charter School, Finance Authority, St George Campus Project, Ser A, RB
5.000%, 06/15/2052 (A)	1,300	1,296
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (A)	500	502

		3,021

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Vermont — 0.0%
Vermont State, Student Assistance, Ser A, AMT, RB
5.000%, 06/15/2028	$550	$581

Virgin Islands — 0.6%
Matching Fund Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2027	1,840	1,901
5.000%, 10/01/2032	4,530	4,688
Virgin Islands, Public Finance Authority, Ser Senior Lien, RB
5.000%, 10/01/2024 (G)	645	672

		7,261

Virginia — 1.4%
Hanover County, Economic Development Authority, Covenant Woods Project, RB
5.000%, 07/01/2038	375	388
Henrico County, Economic Development Authority, Pinnacle Living Obligation Group, Ser A, RB
5.000%, 06/01/2044	1,000	993
James City County, Economic Development Authority, United Methodist Home Project, RB
Pre-Refunded @ 100
6.000%, 06/01/2023 (D)	2,165	2,248
Lewistown Commerce Center, Community Development Authority, Ser C, TA
6.050%, 03/01/2054	118	59
Lewistown Commerce Center, Community Development Authority, TA
6.050%, 03/01/2044 (C)	98	77
Virginia State, Small Business Financing Authority, 95 Express Project, AMT, RB
4.000%, 01/01/2048	500	479
Virginia State, Small Business Financing Authority, Rixey Student Housing Project, Ser A, RB
5.500%, 07/01/2044 (A)	1,565	1,566
5.000%, 07/01/2034 (A)	4,680	4,560
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
5.000%, 12/31/2049	2,500	2,602
5.000%, 12/31/2052	3,500	3,632
5.000%, 12/31/2056	1,000	1,036

		17,640

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington — 0.6%
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB
5.000%, 12/01/2028	$1,000	$1,077
Washington State, Convention Center Public Facilities District, RB
4.000%, 07/01/2031	1,000	955
Washington State, Housing Finance Commission, Judson Park Project, RB
5.000%, 07/01/2033 (A)	225	226
4.000%, 07/01/2028 (A)	400	388
3.700%, 07/01/2023 (A)	140	140
Washington State, Tobacco Settlement Authority, RB
5.250%, 06/01/2032	3,090	3,107
5.250%, 06/01/2033	2,500	2,504

		8,397

West Virginia — 0.6%
West Virginia State, Tobacco Settlement, Finance Authority, Ser B, RB
0.000%, 06/01/2047 (E)	73,250	7,152

Wisconsin — 3.3%
Center District, Senior Dedicated Tax Revenue, Ser C, RB, AGM
0.000%, 12/15/2055 (E)	25,000	5,304
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
5.000%, 11/01/2046	1,000	996
Wisconsin State, Health & Educational Facilities Authority, Wisconsin Illinois Senior Housing, RB
5.250%, 08/01/2048	1,500	1,390
5.000%, 08/01/2028	1,230	1,232
Wisconsin State, Public Finance Authority, American Dream @ Meadowland Project, RB
6.250%, 08/01/2027 (A)	3,500	3,347
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
5.000%, 03/01/2038	2,500	2,500
5.000%, 03/01/2048	1,500	1,445
Wisconsin State, Public Finance Authority, Carson Valley Medical Center, RB
4.000%, 12/01/2041	1,500	1,496
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,140

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, RB
7.000%, 11/01/2046 (A)	$3,500	$2,852
Wisconsin State, Public Finance Authority, Estancia Valley Classical, RB
4.250%, 07/01/2051 (A)	1,000	773
Wisconsin State, Public Finance Authority, Irving Convention Center Hotel Project, RB
7.000%, 01/01/2050 (A)	3,250	3,561
Wisconsin State, Public Finance Authority, Lake Erie College, RB
5.875%, 10/01/2054 (A)	2,770	2,486
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
5.250%, 05/15/2052 (A)	1,750	1,681
Wisconsin State, Public Finance Authority, Northwest Nazarene University Project, RB
4.250%, 10/01/2049	1,000	951
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
7.000%, 07/01/2048 (A)	2,500	2,130
6.375%, 01/01/2048 (A)	5,070	3,118
Wisconsin State, Public Finance Authority, Retirement Facilities First Mortgage, RB
5.250%, 03/01/2055 (A)	2,500	2,505
Wisconsin State, Public Finance Authority, Roseman University of Health Sciences Project, RB
4.000%, 04/01/2052 (A)	625	536

		40,443

Total Municipal Bonds
(Cost $885,139) ($ Thousands)		880,562

CORPORATE OBLIGATIONS — 17.6%
Financials — 16.2%
Ally Financial
4.700%, H15T7Y + 3.481%(B)(I)	1,000	799
4.700%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.868%(B)(I)	1,000	843
American Express
3.550%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.854%(B)(I)	5,000	4,252

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Australia & New Zealand Banking Group
6.750%, USD ICE Swap 11:00 NY 5 Yr + 5.168%(A)(B)(I)	$6,900	$7,159
AXA
6.379%, ICE LIBOR USD 3 Month + 2.256%(A)(B)(I)	5,200	6,283
Bank of America
6.500%, ICE LIBOR USD 3 Month + 4.174%(B)(I)	2,900	2,943
6.300%, ICE LIBOR USD 3 Month + 4.553%(B)(I)	2,300	2,344
6.250%, ICE LIBOR USD 3 Month + 3.705%(B)(I)	5,000	4,987
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.231%(B)(I)	400	404
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.760%(B)(I)	3,000	2,640
Bank of New York Mellon
4.625%, ICE LIBOR USD 3 Month + 3.131%(B)(I)	2,200	2,006
3.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.630%(B)(I)	5,800	5,043
3.700%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.352%(B)(I)	5,000	4,477
Barclays PLC
8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.672%(B)(I)	1,500	1,557
7.750%, USD Swap Semi 30/360 5 Yr Curr + 4.842%(B)(I)	1,000	1,018
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.410%(B)(I)	3,000	2,521
Benloch Ranch Improvement Association No. 2
10.000%, 12/01/2051 (A)(J)	6,000	5,728
BNP Paribas
6.625%, USD Swap Semi 30/360 5 Yr Curr + 4.149%(A)(B)(I)	1,500	1,519
4.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.196%(A)(B)(I)	8,000	7,195
BP Capital Markets PLC
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.036%(B)(I)	600	584
CAN Community Health
8.500%, 03/01/2028 (A)	2,500	2,705

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Capital One Financial
3.950%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.157%(B)(I)	$5,300	$4,529
Charles Schwab
6.106%, ICE LIBOR USD 3 Month + 4.820%(B)(I)	7,325	7,338
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168%(B)(I)	6,000	5,427
Citigroup
6.250%, ICE LIBOR USD 3 Month + 4.517%(B)(I)	3,800	3,813
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597%(B)(I)	3,000	2,706
3.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.417%(B)(I)	4,400	3,928
Citizens Financial Group
6.375%, ICE LIBOR USD 3 Month + 3.157%(B)(I)	2,380	2,206
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.313%(B)(I)	2,200	2,194
CoBank ACB
6.250%, ICE LIBOR USD 3 Month + 4.660%(B)(I)	500	490
Comerica
5.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.291%(B)(I)	2,600	2,626
Credit Agricole MTN
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.237%(A)(B)(I)	3,000	2,565
Credit Suisse Group
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.598%(A)(B)(I)	2,000	2,008
6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.822%(A)(B)(I)	1,200	1,108
5.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.889%(B)(I)	2,500	2,152
4.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.554%(A)(B)(I)	2,500	1,969
Depository Trust & Clearing
3.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.606%(A)(B)(I)	750	628
Discover Financial Services
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.783%(B)(I)	500	503

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Employees Retirement (H)
0.000%, 10/15/2022 (J)	$1,000	$22
0.000%, 07/01/2039 (J)	2,000	45
Fifth Third Bancorp
4.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.215%(B)(I)	500	478
Goldman Sachs Group
5.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.623%(B)(I)	1,000	993
4.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.949%(B)(I)	2,500	2,187
HSBC Holdings PLC
6.000%, USD ICE Swap 11:00 NY 5 Yr + 3.746%(B)(I)	1,500	1,433
Huntington Bancshares
5.625%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.945%(B)(I)	600	579
4.450%, H15T7Y + 4.045%(B)(I)	3,800	3,494
ING Groep
6.500%, USD Swap Semi 30/360 5 Yr Curr + 4.446%(B)(I)	3,500	3,492
5.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.342%(B)(I)	1,000	963
JPMorgan Chase
6.750%, ICE LIBOR USD 3 Month + 3.780%(B)(I)	7,200	7,402
4.709%, ICE LIBOR USD 3 Month + 3.470%(B)(I)	1,025	1,005
3.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.850%(B)(I)	2,300	2,033
KeyCorp
5.000%, ICE LIBOR USD 3 Month + 3.606%(B)(I)	3,000	2,740
M&T Bank
5.125%, ICE LIBOR USD 3 Month + 3.520%(B)(I)	500	465
5.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.174%(B)(I)	3,800	3,640
3.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.679%(B)(I)	500	411
MetLife
3.850%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.576%(B)(I)	3,800	3,526

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nordea Bank Abp MTN
6.125%, USD Swap Semi 30/360 5 Yr Curr + 3.388%(A)(B)(I)	$5,000	$5,020
PNC Financial Services Group
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.000%(B)(I)	3,400	3,413
3.400%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.595%(B)(I)	1,000	835
Reagan Ranch Development LLC
8.500%, 09/01/2031 (A)	5,000	4,749
Royal Bank of Scotland Group PLC
8.000%, USD Swap Semi 30/360 5 Yr Curr + 5.720%(B)(I)	200	209
Societe Generale
8.000%, USD ICE Swap 11:00 NY 5 Yr + 5.873%(A)(B)(I)	1,800	1,868
7.375%, USD Swap Semi 30/360 5 Yr Curr + 4.302%(A)(B)(I)	700	705
Standard Chartered PLC
7.014%, ICE LIBOR USD 3 Month + 1.460%(A)(B)(I)	4,000	4,424
SVB Financial Group
4.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.074%(B)(I)	500	396
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.202%(B)(I)	4,100	3,341
Toll Road Investors Partnership II
0.000%, 02/15/2043 (A)(E)	21,652	5,770
Truist Financial
4.950%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.605%(B)(I)	1,200	1,197
4.800%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.003%(B)(I)	8,500	8,024
UBS Group
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.313%(A)(B)(I)	6,000	4,863
UBS Group Funding Switzerland
7.000%, USD Swap Semi 30/360 5 Yr Curr + 4.344%(A)(B)(I)	600	612
US Bancorp
3.700%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.541%(B)(I)	7,200	5,971

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Voya Financial
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.358%(B)(I)	$1,200	$1,158
Wells Fargo
5.875%, ICE LIBOR USD 3 Month + 3.990%(B)(I)	2,494	2,482
3.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453%(B)(I)	2,200	2,025

		205,167

Health Care — 0.0%
Tower Health
4.451%, 02/01/2050	540	397

Utilities — 1.4%
Dominion Energy
4.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.993%(B)(I)	9,000	8,367
4.350%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.195%(B)(I)	800	712
Duke Energy
4.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.388%(B)(I)	4,900	4,654
NiSource
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.843%(B)(I)	2,500	2,363
Pacific Gas & Electric
4.950%, 07/01/2050	300	250
4.550%, 07/01/2030	300	279
3.850%, 11/15/2023	50	50
3.750%, 07/01/2028	100	92
3.450%, 07/01/2025	100	96
3.400%, 08/15/2024	100	98
3.300%, 03/15/2027	100	92
3.250%, 06/15/2023	150	150

		17,203

Total Corporate Obligations
(Cost $240,399) ($ Thousands)		222,767

U.S. TREASURY OBLIGATIONS — 6.1%
United States Treasury Bills
1.006%, 08/11/2022 (K)	2,700	2,694
0.970%, 08/09/2022 (K)	8,400	8,384
0.890%, 08/02/2022 (K)	6,000	5,991

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.862%, 07/21/2022 (K)	$1,900	$1,898
0.786%, 08/04/2022 (K)	2,800	2,795
0.712%, 07/26/2022 (K)	5,400	5,393
0.683%, 07/19/2022 (K)	10,700	10,688
0.671%, 07/07/2022 (K)	2,600	2,598
0.606%, 06/30/2022 (K)	15,700	15,691
0.585%, 07/12/2022 (K)	21,000	20,981

Total U.S. Treasury Obligations
(Cost $77,125) ($ Thousands)		77,113

	Shares
PREFERRED STOCK — 5.1%
Communication Services — 0.2%
AT&T
4.750%(I)	137,000	2,800

Consumer Discretionary — 0.1%
Dairy Farmers of America
7.875%*(I)	15,000	1,508

Financials — 4.6%
Allstate
4.750%(I)	23,980	582
Arch Capital Group
5.450%(I)	13,693	325
Associated Banc-Corp
5.875%(I)	12,516	309
Capital One Financial
5.000%(I)	71,700	1,548
Citigroup (B)
6.875%, ICE LIBOR USD 3 Month + 4.130%(B)(I)	85,700	2,221
CoBank ACB (B)
6.250%, ICE LIBOR USD 3 Month + 4.557%(B)(I)	20,000	2,020
Equitable Holdings
5.250%(I)	25,000	565
4.300%(I)	25,000	482
Fifth Third Bancorp (B)
6.625%, ICE LIBOR USD 3 Month + 3.710%(B)(I)	80,000	2,096
First Republic Bank
4.000%(I)	100,000	1,821
Fulton Financial
5.125%(I)	10,000	221
Goldman Sachs Group (B)
5.500%, ICE LIBOR USD 3 Month + 3.640%(B)(I)	228,100	5,509
4.000%, ICE LIBOR USD 3 Month + 0.670%(B)(I)	30,599	584

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2022

Tax-Advantaged Income Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
KeyCorp (B)
6.125%, ICE LIBOR USD 3 Month + 3.892%(B)(I)	4,000	$104
M&T Bank (B)
5.625%, ICE LIBOR USD 3 Month + 4.020%(B)(I)	34,498	870
MetLife
5.625%(I)	23,691	609
4.750%(I)	193,891	4,527
Morgan Stanley (B)
7.125%, ICE LIBOR USD 3 Month + 4.320%(B)(I)	107,823	2,871
6.875%, ICE LIBOR USD 3 Month + 3.940%(B)(I)	53,657	1,414
4.000%, ICE LIBOR USD 3 Month + 0.700%(B)(I)	161,113	3,324
NY Community Bancorp (B)
6.375%, ICE LIBOR USD 3 Month + 3.821%(B)(I)	110,000	2,881
PNC Financial Services Group (B)
5.353%, ICE LIBOR USD 3 Month + 4.067%(B)(I)	79,610	1,993
Regions Financial
6.375%, ICE LIBOR USD 3 Month + 3.536%(B)(I)	2,600	67
5.700%, ICE LIBOR USD 3 Month + 3.148%(B)(I)	16,000	388
4.450%(I)	49,094	942
RenaissanceRe Holdings
4.200%(I)	40,000	747
State Street (B)
5.900%, ICE LIBOR USD 3 Month + 3.108%(B)(I)	126,855	3,143
Stifel Financial
4.500%(I)	37,500	759
SVB Financial Group
5.250%(I)	1,802	43
Synovus Financial (B)
5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127%(B)(I)	50,000	1,274
US Bancorp (B)
3.500%, ICE LIBOR USD 3 Month + 1.020%(B)(I)	8,551	552
Valley National Bancorp (B)
6.250%, ICE LIBOR USD 3 Month + 3.850%(B)(I)	73,487	1,890
Voya Financial (B)
5.350%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.210%(B)(I)	105,000	2,534
Webster Financial
6.500%(I)	36,337	925

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
5.250%(I)	42,731	$1,029
Wells Fargo (B)
7.500%*(I)	1,468	1,860
6.625%, ICE LIBOR USD 3 Month + 3.690%(B)(I)	50,766	1,311
5.850%, ICE LIBOR USD 3 Month + 3.090%(B)(I)	120,000	2,844
5.625%(I)	5,000	122
Western Alliance Bancorp (B)
4.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.452%(B)(I)	22,500	515

		57,821

Utilities — 0.2%
Duke Energy
5.750%(I)	8,727	226
Enbridge (B)
6.375%, ICE LIBOR USD 3 Month + 3.593%(B)	5,032	127
Entergy Texas
5.375%(I)	40,000	1,007
NSTAR Electric
4.780%(I)	10,708	1,021

		2,381

Total Preferred Stock
(Cost $66,205) ($ Thousands)		64,510

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
0.570%**†	4,430,263	4,430

Total Cash Equivalent
(Cost $4,430) ($ Thousands)		4,430

Total Investments in Securities — 99.0%
(Cost $1,273,298) ($ Thousands)		$1,249,382

†	Investment in Affiliated Security.
Percentages are based on Net Assets of $1,261,989 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2022.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2022, the value of these securities amounted to $267,349 ($ Thousands), representing 21.2% of the Net Assets of the Fund.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Security is in default on interest payment.
(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(E)	Zero coupon security.
(F)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(G)	Security is escrowed to maturity.
(H)	No interest rate available.
(I)	Perpetual security with no stated maturity date.
(J)	Level 3 security in accordance with fair value hierarchy.
(K)	Interest rate represents the security's effective yield at the time of purchase.

AGM— Assured Guaranty Municipal
AMT — Alternative Minimum Tax
BAM — Build America Mutual
Cl — Class
COP— Certificate of Participation
FGIC— Financial Guaranty Insurance Company
GO — General Obligation
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
PLC — Public Limited Company

RB — Revenue Bond
SAB— Special Assessment Bond
Ser — Series
TA — Tax Allocation
TRAN – Tax Revenue Anticipation Note
USD — United States Dollar

The following is a summary of the level of inputs used as of May 31, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Municipal Bonds	–	880,562	–	880,562
Corporate Obligations	–	216,972	5,795	222,767
U.S. Treasury Obligations	–	77,113	–	77,113
Preferred Stock	64,510	–	–	64,510
Cash Equivalent	4,430	–	–	4,430
Total Investments in Securities	68,940	1,174,647	5,795	1,249,382

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2022 ($ Thousands):

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 5/31/22	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$6,114	$45,792	$(47,476)	$—	$—	$4,430	4,430,263	$4	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2022